UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-6332
Rochester Portfolio Series
(Exact name of registrant as specified in charter)
6803 South Tucson Way, Centennial, Colorado 80112-3924
(Address of principal executive offices)  (Zip code)
Robert G. Zack, Esq.
OppenheimerFunds, Inc.
Two World Financial Center, New York, New York 10281-1008
(Name and address of agent for service)
Registrant’s telephone number, including area code: (303) 768-3200
Date of fiscal year end: December 31
Date of reporting period: 12/31/2010

Item 1. Reports to Stockholders.

December 31, 2010

Limited Term New York Municipal Fund

Management Commentaries and Annual Report

MANAGEMENT COMMENTARIES

An Interview with Your Fund's Portfolio Managers

ANNUAL REPORT

Listing of Top Holdings

Fund Performance Discussion

Listing of Investments

Financial Statements

"Covering every twist and turn of the financial markets may be a lucrative media strategy, but investors should focus instead on the significant advantages of investing for the long term in funds that offer attractive yields and monthly streams of tax-free income."

Dan Loughran, Senior Vice President, Senior Portfolio Manager and Team Leader, **OppenheimerFunds/Rochester**

OppenheimerFunds®
The Right Way to Invest

TOP HOLDINGS AND ALLOCATIONS

Top Ten Categories

Tobacco—Master Settlement Agreement	17.0%
Hospital/Health Care	12.2
Government Appropriation	9.2
Marine/Aviation Facilities	7.3
General Obligation	6.8
Highways/Commuter Facilities	5.6
Electric Utilities	5.3
Water Utilities	4.3
Higher Education	3.7
Education	3.4
Portfolio holdings are subject to change. Percentages are as of December 31, 2010, and are based on total assets.
Credit Allocation

Credit Rating Breakdown	NRSRO Only Total

AAA	5.2%
AA	23.2
A	22.9
BBB	44.4
BB and Lower	1.5
Unrated	2.8

Total	100.0%
The percentages above are based on the market value of the Fund’s securities as of December 31, 2010, and are subject to change. All securities except for those labeled “unrated” have been rated by at least one Nationally Recognized Statistical Rating Organization (“NRSRO”), such as Standard & Poor’s (“S&P”). For securities rated only by an NRSRO other than S&P, OppenheimerFunds, Inc. (the “Manager”) converts that rating to the equivalent S&P rating. If two or more NRSROs have assigned a rating to a security, the highest rating is used. Unrated securities do not necessarily indicate low credit quality.
“Investment-grade” securities are securities rated within the NRSROs’ four highest rating categories. Securities not rated by an NRSRO may or may not be equivalent of investment grade. For further details, please consult the Fund’s prospectus or Statement of Additional Information.
12 | LIMITED TERM NEW YORK MUNICIPAL FUND

FUND PERFORMANCE DISCUSSION
How has the Fund performed? Below is a discussion by OppenheimerFunds, Inc., of the Fund’s performance during its fiscal year ended December 31, 2010, followed by a graphical comparison of the Fund’s performance to appropriate broad-based market indices.
Management’s Discussion of Fund Performance. The first 10 months of the reporting period were marked by sustained investor demand for tax-free municipal bonds and municipal bond funds. As a result of the correction during the final 2 months, the income generated by Limited Term New York Municipal Fund comprised 100% of the Fund’s positive total return. In all, the Class A shares produced a total return of 3.51% at net asset value for the reporting period (-0.11% with sales charge). As of December 31, 2010, the distribution yield of this Fund’s Class A shares was 4.47% at NAV.
     The charts on pages 17 to 19 show the Fund’s performance. We encourage investors to remain focused on their long-term financial objectives for high levels of tax-free income and believe that this Fund’s investments offer structural advantages over the long term.
     Securities issued in the Commonwealth of Puerto Rico, which are exempt from federal, state and local income taxes, represented 26.8% of the Fund’s net assets on December 31, 2010. During the reporting period, securities issued by Puerto Rico made a positive contribution to the Fund’s total return. Most of the Fund’s investments involve securities that are supported by taxes and other revenues and are designed to help finance electric utilities, highways and education.
     Better fiscal management has helped the Commonwealth significantly reduce pressure on its municipal bonds. Since taking office in January 2009, Governor Luis Fortuño has decreased Puerto Rico’s payroll by 17%, implemented a property tax and increased corporate and income taxes. In addition, lawmakers aim to end recurring budget imbalances by 2013. As a result, the Commonwealth, its agencies and its financing arm, the Government Development Bank of Puerto Rico, retained their investment-grade ratings from Standard & Poor’s and Moody’s Investors Service this reporting period (Fitch Ratings does not directly rate Puerto Rico’s general obligation debt). We remain confident in the Commonwealth’s ability to collect taxes and make its bond payments.
     The Fund continued to be invested this reporting period in bonds backed by proceeds from the tobacco Master Settlement Agreement (the MSA), the national litigation settlement
13 | LIMITED TERM NEW YORK MUNICIPAL FUND

FUND PERFORMANCE DISCUSSION
with U.S. tobacco manufacturers. At the end of this reporting period, MSA-backed tobacco bonds accounted for 17.0% of the Fund’s total assets and comprised the Fund’s largest industry sector.1
     Facing mixed developments in the tobacco sector, tobacco bonds made a positive contribution to the Fund’s positive total return. We continue to favor tobacco bonds despite a 9.3% consumption decline in 2009 and a flurry of negative tobacco bond articles in the press. In December 2010, Moody’s took rating actions on more than 200 classes of tobacco securitizations because of implications from a recent court ruling and the previous year’s consumption decline. The outcome of the Freedom Holdings case, in which the plaintiffs’ claims were dismissed on all counts, reduces much of the uncertainty surrounding certain important legal risks to the cash flows of tobacco bonds. In its rating actions, Moody’s list of possible upgrades outnumbered the possible downgrades by a 2-to-1 margin.
     We believe that tobacco bonds, while benefiting states and territories and qualifying for tax exemption, are fundamentally structured financing vehicles. Our long-term view of the sector remains bullish and we will likely continue to hold a greater percentage of tobacco bonds in our portfolios than our peers. As in prior reporting periods, the tobacco bonds this Fund held during this reporting period made all scheduled payments of interest and principal on time and in full. Although price and ratings volatility remain likely over the near term, we continue to believe that carefully researched MSA-backed bonds are fundamentally sound, and we are confident that these bonds will continue to provide high levels of tax-free income to the long-term benefit of our yield-seeking investors.
     The Fund continued to favor the hospital/health care sector this reporting period, which constituted 12.2% of total assets as of December 31, 2010. The overall fundamentals in this sector remained stable this reporting period, contributing to positive results.
     The Fund continued to be invested in securities used to finance marine and aviation facilities this reporting period. Many of these securities are high-grade investments that are also backed by the valuable collateral of the terminals, maintenance facilities and other

1.	Investments in “tobacco bonds,” which are backed by the proceeds a state or territory receives from the 1998 national litigation settlement with tobacco manufacturers, may be vulnerable to economic and/or legislative events that affect issuers in a particular municipal market sector. Annual payments by MSA-participating manufacturers, for example, hinge on many factors, including annual domestic cigarette shipments, inflation and the relative market share of non-participating manufacturers. To date, we believe consumption figures remain within an acceptable range of the assumptions used to structure MSA bonds. Future MSA payments could be reduced if consumption were to fall more rapidly than originally forecast.
14 | LIMITED TERM NEW YORK MUNICIPAL FUND

on-site projects whose construction they finance. At the end of the reporting period, 7.3% of the Fund’s total assets were invested in the marine/aviation facilities sector and contributed positively to the Fund’s total return.
     The Fund also held 6.8% in General Obligation bonds as of the end of the reporting period. The difficult fiscal situations that have proven challenging to so many state and local government officials have created fear in the marketplace. As a result, we have been able to acquire General Obligation debt from a variety of local governments in New York State at attractive tax-free yields, contributing to positive results. Though fear remains prevalent, we believe that investors should be cognizant that a distinct difference exists between a political budget crisis and an inability to pay debt.
     As of December 31, 2010, the Fund was invested in the electric and water utilities sectors, with 5.3% and 4.3% of the Fund’s total assets, respectively. The overall fundamentals in these sectors remained stable this reporting period, contributing to positive results.
     During this reporting period, the Fund remained invested in municipal inverse-floating rate securities, which are tax-exempt securities with interest payments that move inversely to changes in short-term interest rates. These “inverse floaters” generally offer higher tax-free yields than fixed-rate bonds of comparable maturity and credit quality, but they face greater price volatility, too. During this reporting period, “inverse floaters” provided attractive levels of tax-free income and contributed quite favorably to the Fund’s total return. This outcome illustrates why we continue to believe that “inverse floaters” belong in our fund portfolios.
     Our approach to municipal bond investing is flexible and responsive to market conditions. Shareholders should note that market conditions during this reporting period did not affect the Fund’s overall investment strategies or cause it to pay any capital gain distributions. In closing, we believe that the Fund’s structure and composition as well as our time-tested strategies will continue to benefit long-term investors through interest rate and economic cycles.
Comparing the Fund’s Performance to the Market. The graphs that follow show the performance of a hypothetical $10,000 investment in each class of shares of the Fund held until December 31, 2010. In the case of Class A, Class B and Class C shares, performance is measured over a ten-fiscal-year period. The Fund’s performance reflects the deduction of the maximum initial sales charge on Class A shares, the applicable contingent deferred sales charge on Class B and Class C shares, and reinvestments of all dividends and capital gains distributions. Past performance cannot guarantee future results.
     The Fund’s performance is compared to the performance of that of the Barclays Capital Municipal Bond Index, the Merrill Lynch Municipal Index (3-7 Years) and the Consumer Price Index. The Barclays Capital Municipal Bond Index is an unmanaged index of a broad
15 | LIMITED TERM NEW YORK MUNICIPAL FUND

FUND PERFORMANCE DISCUSSION
range of investment-grade municipal bonds. The Merrill Lynch Municipal Index (3-7 Years) consists of municipal bonds having remaining maturities of between 3 and 7 years. The Consumer Price Index is a non-securities index that measures changes in the inflation rate. Performance of the securities indices includes reinvestment of income, but does not reflect transaction costs, fees, expenses or taxes. The Fund’s performance reflects the effects of the Fund’s business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund’s performance, it must be noted that the Fund’s investments are not limited to the securities comprising the indices.
16 | LIMITED TERM NEW YORK MUNICIPAL FUND

Class A Shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:
The performance data quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. For performance data current to the most recent month end, visit us at www.oppenheimerfunds.com, or call us at 1.800.525.7048. Fund returns include changes in share price, reinvested distributions, and the applicable sales charge: for Class A shares, the current maximum initial sales charge of 3.50%; for Class B shares, the contingent deferred sales charge of 4% (1-year) and 1% (5-year); and for Class C shares, the contingent deferred sales charge of 1% for the 1-year period. Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B shares uses Class A performance for the period after conversion. See page 20 for further information.
17 | LIMITED TERM NEW YORK MUNICIPAL FUND

FUND PERFORMANCE DISCUSSION
Class B Shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:
18 | LIMITED TERM NEW YORK MUNICIPAL FUND

Class C Shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:
The performance data quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. For performance data current to the most recent month end, visit us at www.oppenheimerfunds.com, or call us at 1.800.525.7048. Fund returns include changes in share price, reinvested distributions, and the applicable sales charge: for Class A shares, the current maximum initial sales charge of 3.50%; for Class B shares, the contingent deferred sales charge of 4% (1-year) and 1% (5-year); and for Class C shares, the contingent deferred sales charge of 1% for the 1-year period. Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B shares uses Class A performance for the period after conversion. See page 20 for further information.
19 | LIMITED TERM NEW YORK MUNICIPAL FUND

NOTES
Total returns and the ending account values in the graphs include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund’s total returns shown do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.
This annual report must be preceded or accompanied by the current prospectus of Limited Term New York Municipal Fund. Investors should consider the Fund’s investment objectives, risks, and other charges and expenses carefully before investing. The Fund’s prospectus and, if available, the Fund’s summary prospectus contains this and other information about the Fund, and may be obtained by asking your financial advisor, calling us at 1.800.525.7048 or visiting our website at www.oppenheimerfunds.com. Read the prospectus and, if available, the Fund’s summary prospectus carefully before investing.
The Fund’s investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.
Class A shares of the Fund were first publicly offered on 9/18/91. Unless otherwise noted, the Class A returns includes current maximum initial sales charge of 3.50%.
Class B shares of the Fund were first publicly offered on 5/1/97. Unless otherwise noted, the Class B returns include the applicable contingent deferred sales charge of 4% (1-year) and 1% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B shares uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.
Class C shares of the Fund were first publicly offered on 5/1/97. Unless otherwise noted, the Class C returns include the applicable 1% contingent deferred sales charge for the one-year period. Class C shares are subject to an annual 0.75% asset-based sales charge. An explanation of the calculation of performance is in the Fund’s Statement of Additional Information.
20 | LIMITED TERM NEW YORK MUNICIPAL FUND

FUND EXPENSES
Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended December 31, 2010.
Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement of Additional Information). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
21 | LIMITED TERM NEW YORK MUNICIPAL FUND

FUND EXPENSES Continued

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	6 Months Ended
	July 1, 2010	December 31, 2010	December 31, 2010

Actual
Class A	$1,000.00	$1,002.50	$4.05
Class B	1,000.00	1,001.20	8.51
Class C	1,000.00	1,001.80	7.90

Hypothetical
(5% return before expenses)
Class A	1,000.00	1,021.17	4.08
Class B	1,000.00	1,016.74	8.58
Class C	1,000.00	1,017.34	7.96
Expenses are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Those annualized expense ratios, based on the 6-month period ended December 31, 2010 are as follows:

Class	Expense Ratios

Class A	0.80%
Class B	1.68
Class C	1.56
The “Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratios, without waivers or reimbursements and reduction to custodian expenses, if applicable.
22 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS December 31, 2010

					Effective
Principal					Maturity
Amount		Coupon	Maturity		(Unaudited)*		Value

Municipal Bonds and Notes—101.9%
New York—73.6%
$2,100,000	Albany County, NY IDA (Albany College of Pharmacy)[1]	5.250%	12/01/2019		12/01/2014	A	$2,121,336
110,000	Albany, NY Hsg. Authority[1]	6.250	10/01/2012	[2]	04/01/2011	A	110,458
125,000	Albany, NY Hsg. Authority (Lark Drive)[1]	5.200	12/01/2013		01/05/2012	B	126,481
260,000	Albany, NY Hsg. Authority (Lark Drive)	5.400	12/01/2018		12/01/2012	A	262,777
1,365,000	Albany, NY IDA (Brighter Choice Charter School for Girls)[1]	4.500	04/01/2018		04/11/2017	C	1,286,526
1,370,000	Albany, NY IDA (Brighter Choice Charter School for Girls)[1]	4.550	04/01/2015		01/01/2014	C	1,370,438
1,875,000	Albany, NY IDA (Charitable Leadership)	5.500	07/01/2011		07/01/2011		1,864,106
8,810,000	Albany, NY IDA (Charitable Leadership)	6.000	07/01/2019		04/20/2016	C	7,439,076
2,660,000	Albany, NY IDA (Daughters of Sarah Nursing Home)[1]	5.250	10/20/2021		04/20/2014	A	2,762,357
25,000	Albany, NY IDA (Daughters of Sarah Nursing Home)[1]	5.375	10/20/2030		04/20/2012	A	25,475
1,065,000	Albany, NY IDA (H. Johnson Office Park)[1]	5.750	03/01/2018		07/16/2014	C	982,505
1,845,000	Albany, NY IDA (Hampton Plaza)[1]	6.250	03/15/2018		03/15/2011	A	1,862,583
3,000,000	Albany, NY IDA (St. Peter’s Hospital)[1]	5.750	11/15/2022		11/15/2017	A	3,080,700
100,000	Albany, NY Municipal Water Finance Authority[1]	5.000	12/01/2011		06/01/2011	A	100,294
1,985,000	Albany, NY Municipal Water Finance Authority[1]	5.250	12/01/2017		06/01/2011	A	1,991,074
1,335,000	Albany, NY Municipal Water Finance Authority[1]	5.250	12/01/2018		06/01/2011	A	1,338,711
200,000	Albany, NY Municipal Water Finance Authority[1]	5.250	12/01/2019		06/01/2011	A	200,556
2,915,000	Albany, NY Municipal Water Finance Authority[1]	5.250	12/01/2020		06/01/2011	A	2,923,104
440,000	Albany, NY Municipal Water Finance Authority[1]	5.250	12/01/2021		06/01/2011	A	441,223
3,235,000	Albany, NY Municipal Water Finance Authority[1]	5.250	12/01/2022		06/01/2011	A	3,242,732
2,590,000	Albany, NY Municipal Water Finance Authority[1]	5.250	12/01/2023		06/01/2011	A	2,596,190
2,010,000	Albany, NY Parking Authority[1]	5.625	07/15/2020	[2]	07/15/2012	A	2,042,281
445,000	Albany, NY Parking Authority[1]	5.625	07/15/2025	[2]	07/15/2012	A	447,132
90,000	Allegany County, NY IDA (Alfred University)[1]	5.000	08/01/2028		02/07/2024	C	83,671
4,380,000	Allegany County, NY IDA (Houghton College)[1]	5.250	01/15/2018		01/15/2011	A	4,383,986
5,730,000	Allegany County, NY IDA (Houghton College)[1]	5.250	01/15/2024		01/15/2011	A	5,730,172
355,000	Amherst, NY IDA (Beechwood Health Care Center)	4.875	01/01/2013		01/21/2011	C	354,453
490,000	Amherst, NY IDA (Faculty-Student Assoc. of SUNY at Buffalo)	5.750	04/01/2016		04/01/2012	A	502,358
720,000	Amherst, NY IDA (Faculty-Student Assoc. of SUNY at Buffalo)	5.750	04/01/2017	[2]	04/01/2012	A	735,545
100,000	Amherst, NY IDA (UBF Faculty-Student Hsg. Corp.)[1]	5.125	08/01/2020		08/01/2020		100,907
810,000	Bethlehem, NY Water System[1]	5.250	03/01/2018		03/01/2013	A	831,206
905,000	Bethlehem, NY Water System[1]	5.375	03/01/2020		03/01/2013	A	918,557
23 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Continued

					Effective
Principal					Maturity
Amount		Coupon	Maturity		(Unaudited)*		Value

New York Continued
$500,000	Bethlehem, NY Water System[1]	5.500%	03/01/2022		03/01/2013	A	$504,730
355,000	Brookhaven, NY IDA (Alternatives for Children)	7.000	02/01/2013		03/22/2011	C	358,096
425,000	Brookhaven, NY IDA (Dowling College)[1]	6.500	11/01/2012		11/01/2012		438,932
725,000	Brookhaven, NY IDA (Enecon Corp.)	5.800	11/01/2018		10/15/2014	C	666,986
2,325,000	Brooklyn, NY Local Devel. Corp. (Barclays Center Arena)[1]	5.750	07/15/2017		07/15/2017		2,492,075
1,400,000	Brooklyn, NY Local Devel. Corp. (Barclays Center Arena)[1]	5.750	07/15/2018		07/15/2018		1,487,822
1,355,000	Brooklyn, NY Local Devel. Corp. (Barclays Center Arena)[1]	5.750	07/15/2019		07/15/2019		1,425,853
1,500,000	Brooklyn, NY Local Devel. Corp. (Barclays Center Arena)[1]	5.750	07/15/2020		07/15/2020		1,543,605
820,000	Broome County, NY COP[1]	5.250	04/01/2022	[2]	04/01/2011	A	822,435
10,000	Broome County, NY GO1	5.400	04/15/2011		04/01/2011	A	10,142
625,000	Bushnell Basin, NY Fire Assoc. (Volunteer Fire Dept.)	5.250	11/01/2015		12/14/2013	C	600,725
50,000	Cattaraugus County, NY IDA (St. Bonaventure University)	5.000	09/15/2013		03/15/2011	A	50,065
500,000	Cattaraugus County, NY IDA (St. Bonaventure University)[1]	5.000	05/01/2023		07/10/2020	C	476,495
3,525,000	Cayuga County, NY COP (Auburn Memorial Hospital)[1]	6.000	01/01/2021		05/15/2016	C	3,514,531
515,000	Chautauqua County, NY Tobacco Asset Securitization Corp.	6.000	07/01/2012		01/01/2011	A	513,656
1,075,000	Chautauqua County, NY Tobacco Asset Securitization Corp.[1]	6.250	07/01/2016		01/11/2015	C	1,064,250
3,795,000	Chautauqua County, NY Tobacco Asset Securitization Corp.[1]	6.500	07/01/2024		06/07/2021	C	3,791,622
18,160,000	Chautauqua County, NY Tobacco Asset Securitization Corp.[1]	6.750	07/01/2040		05/28/2034	C	17,357,510
2,375,000	Clarence, NY IDA (Bristol Village)[1]	6.000	01/20/2044		01/20/2015	A	2,412,786
4,475,000	Cortland County, NY IDA (Cortland Memorial Hospital)[1]	5.625	07/01/2024		08/23/2019	C	4,456,160
10,000	Deerfield, NY GO	5.250	06/15/2011		06/15/2011		10,139
10,000	Deerfield, NY GO	5.250	06/15/2012		06/15/2012		10,419
10,000	Deerfield, NY GO	5.250	06/15/2013		06/15/2013		10,605
10,000	Deerfield, NY GO	5.500	06/15/2014		06/15/2014		10,782
10,000	Deerfield, NY GO	5.500	06/15/2015		06/15/2015		10,870
10,000	Deerfield, NY GO	5.500	06/15/2016		06/15/2016		10,892
10,000	Deerfield, NY GO	5.500	06/15/2017		06/15/2016	A	10,725
10,000	Deerfield, NY GO	5.500	06/15/2018		06/15/2016	A	10,577
15,000	Deerfield, NY GO	5.500	06/15/2019		06/15/2016	A	15,568
15,000	Deerfield, NY GO	5.500	06/15/2020		06/15/2016	A	15,414
24 | LIMITED TERM NEW YORK MUNICIPAL FUND

\

					Effective
Principal					Maturity
Amount		Coupon	Maturity		(Unaudited)*		Value

New York Continued
$5,205,000	Dutchess County, NY IDA (Marist College)[1]	5.150%	07/01/2017		07/01/2013	A	$5,409,140
2,500,000	East Rochester, NY Hsg. Authority (St. John’s Health Care)[1]	5.000	04/20/2027		06/12/2024	A	2,503,650
3,960,000	East Rochester, NY Hsg. Authority (St. John’s Meadows)[1]	5.950	08/01/2027		12/06/2020	C	3,959,564
3,155,000	East Rochester, NY Hsg. Authority (Woodland Village)[1]	5.150	08/01/2016		05/02/2013	C	3,016,212
195,000	East Syracuse, NY Hsg. Authority (Bennett Manor Associates)[1]	6.700	04/01/2021		04/01/2011	A	199,173
58,670,000	Erie County, NY IDA (Buffalo City School District)[1]	5.625	05/01/2028		05/01/2014	A	60,267,584
20,335,000	Erie County, NY IDA (Buffalo City School District)[1]	5.750	05/01/2024		06/01/2011	A	20,409,019
1,300,000	Erie County, NY IDA (Buffalo City School District)[1]	5.750	05/01/2025		05/01/2014	A	1,331,733
6,500,000	Erie County, NY IDA (Buffalo City School District)[1]	5.750	05/01/2026		05/01/2014	A	6,674,330
850,000	Erie County, NY IDA (Medaille College)	6.875	10/01/2013		03/17/2011	C	891,055
385,000	Erie County, NY Public Improvement District[1]	5.250	03/15/2020		03/15/2013	A	406,910
29,615,000	Erie County, NY Tobacco Asset Securitization Corp.[1]	5.000	06/01/2031		03/22/2017	C	22,673,244
9,750,000	Erie County, NY Tobacco Asset Securitization Corp.[1]	5.000	06/01/2038		08/15/2020	C	7,098,683
250,000	Essex County, NY IDA (International Paper Company)[1]	6.450	11/15/2023		11/15/2011	A	251,358
690,000	Essex County, NY IDA (North Country Community College Foundation)[1]	4.600	06/01/2015		06/01/2015		735,278
540,000	Franklin County, NY IDA (North Country Community College Foundation)[1]	4.600	06/01/2015		12/24/2013	C	575,435
50,000	Gloversville, NY GO1	5.800	03/15/2015		03/15/2011	A	50,482
425,000	Hamilton County, NY IDA (Adirondack Historical Assoc.)[1]	5.250	11/01/2018		06/01/2011	A	425,421
75,000	Hempstead Village, NY GO1	5.000	09/15/2017		09/15/2016	A	80,312
500,000	Hempstead Village, NY GO1	5.000	07/01/2018		07/01/2014	A	518,330
75,000	Hempstead Village, NY GO1	5.000	09/15/2018		09/15/2016	A	79,175
1,195,000	Hempstead Village, NY GO1	5.000	07/01/2019		07/01/2014	A	1,224,445
75,000	Hempstead Village, NY GO1	5.000	09/15/2019		09/15/2016	A	77,795
75,000	Hempstead Village, NY GO1	5.000	09/15/2020		09/15/2016	A	77,008
75,000	Hempstead Village, NY GO1	5.000	09/15/2021		09/15/2016	A	76,712
75,000	Hempstead Village, NY GO1	5.000	09/15/2022		09/15/2016	A	75,863
75,000	Hempstead Village, NY GO1	5.000	09/15/2023		09/15/2016	A	75,268
1,700,000	Hempstead, NY IDA (Adelphi University)[1]	5.750	06/01/2022	[2]	06/01/2012	A	1,736,482
2,350,000	Hempstead, NY IDA (Lynbrook Facilities)[1]	6.000	11/01/2017		08/10/2013	C	2,056,697
25 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Continued

					Effective
Principal					Maturity
Amount		Coupon	Maturity		(Unaudited)*		Value

New York Continued
$620,000	Hempstead, NY IDA (Peninsula Counseling Center)	5.750%	11/01/2018		09/03/2015	C	$567,492
60,000	Herkimer County, NY GO1	5.000	09/15/2012		04/01/2011	A	63,320
40,000	Herkimer County, NY GO1	5.000	09/15/2012		03/15/2011	A	40,337
480,000	Herkimer, NY Hsg. Authority[1]	7.150	03/01/2011		03/01/2011		482,136
30,000	Highland Falls, NY Sewer System[1]	5.100	12/01/2011		06/01/2011	A	30,542
20,000	Hudson Falls, NY Central School District	4.750	06/15/2019		06/15/2019		20,674
2,520,000	Islip, NY IDA (United Cerebral Palsy Assoc.)[1]	5.500	12/01/2016		01/17/2013	C	2,339,719
295,000	Islip, NY IDA (United Cerebral Palsy Assoc.)	5.500	12/01/2016		01/17/2013	C	273,896
2,990,000	Islip, NY Res Rec, Series E1	5.625	07/01/2017		07/01/2015	A	3,209,346
1,175,000	Islip, NY Res Rec, Series E1	5.750	07/01/2019		07/01/2015	A	1,242,492
1,100,000	Islip, NY Res Rec, Series E1	5.750	07/01/2020		07/01/2014	A	1,153,306
1,315,000	Islip, NY Res Rec, Series E1	5.750	07/01/2021		07/01/2014	A	1,368,797
1,000,000	Islip, NY Res Rec, Series E1	5.750	07/01/2023		07/01/2014	A	1,027,870
250,000	Jamestown, NY GO	5.000	08/01/2024		08/01/2014	A	255,013
250,000	Jamestown, NY GO	5.000	08/01/2025		08/01/2014	A	254,003
10,000,000	L.I., NY Power Authority, Series A1	5.000	12/01/2026		06/01/2016	A	10,089,300
480,000	L.I., NY Power Authority, Series A1	6.250	04/01/2033		04/01/2019	A	519,437
2,210,000	Livingston County, NY IDA (Nicholas H. Noyes Memorial Hospital)[1]	5.875	07/01/2022		05/25/2019	C	2,026,106
1,010,000	Livingston County, NY IDA (Nicholas H. Noyes Memorial Hospital)[1]	6.000	07/01/2030		04/22/2027	C	885,952
70,000	Livonia, NY GO1	5.000	06/15/2020		06/15/2017	A	73,618
75,000	Livonia, NY GO1	5.000	06/15/2021		06/15/2017	A	78,244
80,000	Livonia, NY GO1	5.000	06/15/2022		06/15/2017	A	82,403
85,000	Livonia, NY GO1	5.000	06/15/2023		06/15/2017	A	86,884
90,000	Livonia, NY GO1	5.000	06/15/2024		06/15/2017	A	91,612
75,000	Livonia, NY GO1	5.000	06/15/2025		06/15/2017	A	75,781
35,000	Lyncourt, NY Fire District[1]	6.000	10/15/2016		06/01/2011	A	35,311
235,000	Madison County, NY IDA (Morrisville State College Foundation)[1]	5.000	06/01/2015		01/18/2013	C	234,290
2,065,000	Madison County, NY IDA (Morrisville State College Foundation)[1]	5.000	06/01/2022		08/11/2019	C	1,964,765
2,260,000	Madison County, NY IDA (Oneida Healthcare Center)[1]	5.500	02/01/2016		02/01/2013	A	2,284,001
60,000	Monroe County, NY Airport Authority (Greater Rochester International)[1]	5.750	01/01/2012		01/01/2012		62,050
5,000	Monroe County, NY GO1	5.000	06/01/2017		06/01/2011	A	5,007
105,000	Monroe County, NY GO1	5.350	03/01/2012		03/01/2011	A	105,371
25,000	Monroe County, NY GO1	5.750	06/01/2015		06/01/2011	A	25,059
770,000	Monroe County, NY IDA (Canal Ponds)	7.000	06/15/2013	[2]	06/15/2011	A	780,641
26 | LIMITED TERM NEW YORK MUNICIPAL FUND

					Effective
Principal					Maturity
Amount		Coupon	Maturity		(Unaudited)*		Value

New York Continued
$580,000	Monroe County, NY IDA (Highland Hospital of Rochester)[1]	5.000%	08/01/2012		08/01/2012		$604,430
1,375,000	Monroe County, NY IDA (Nazareth College of Rochester)[1]	5.250	10/01/2021		10/01/2012	A	1,396,230
795,000	Monroe County, NY IDA (Southview Towers)[1]	6.125	02/01/2020		02/01/2012	A	803,825
45,000	Monroe County, NY IDA (St. John Fisher College)	5.200	06/01/2019		06/01/2013	A	45,160
245,000	Monroe County, NY IDA (Summit at Brighton)	5.000	07/01/2016		10/26/2012	C	213,547
1,180,000	Monroe County, NY IDA (West End Business Center)[1]	5.125	12/01/2014		05/29/2011	C	1,060,383
9,000,000	Monroe County, NY Industrial Devel. Corp. (Unity Hospital Rochester)[1]	5.500	08/15/2023		08/15/2015	A	9,235,350
17,500,000	Monroe County, NY Industrial Devel. Corp. (Unity Hospital Rochester)[1]	5.750	08/15/2030		02/15/2021	A	19,496,925
15,000	Monroe County, NY Water Authority	5.250	08/01/2011		02/15/2011	A	15,056
145,000	Monroe, NY Newpower Corp.[1]	4.500	01/01/2011		01/01/2011		145,000
155,000	Monroe, NY Newpower Corp.[1]	4.700	01/01/2012		10/01/2011	C	156,524
410,000	Monroe, NY Newpower Corp.[1]	4.800	01/01/2013		10/01/2012	C	418,397
7,800,000	Monroe, NY Newpower Corp.[1]	6.375	01/01/2024		07/01/2011	A	7,810,998
280,000	Mount Vernon, NY IDA (Kings Court)[1]	5.125	12/01/2023		12/01/2015	A	283,212
975,000	Mount Vernon, NY IDA (Macedonia Towers)[1]	5.125	12/01/2023		12/01/2015	A	977,730
3,795,000	Mount Vernon, NY IDA (Section 8), Series A1	5.250	12/01/2014	[2]	06/01/2011	A	3,871,280
50,000	Municipal Assistance Corp. for Troy, NY1	5.000	01/15/2016		01/15/2011	A	50,092
335,000	Municipal Assistance Corp. for Troy, NY1	5.200	01/15/2017		01/15/2011	A	335,640
300,000	Nassau County, NY IDA (ACDS)	5.950	11/01/2022		09/14/2016	C	267,378
480,000	Nassau County, NY IDA (ACDS)	6.000	12/01/2019		04/02/2017	C	444,595
325,000	Nassau County, NY IDA (ALIA-ACDS)	7.000	11/01/2016		09/16/2013	B	325,793
185,000	Nassau County, NY IDA (ALIA-ACLD)	5.750	09/01/2011		09/01/2011		184,876
475,000	Nassau County, NY IDA (ALIA-CMA)	7.000	11/01/2016		09/07/2013	B	476,159
370,000	Nassau County, NY IDA (ALIA-CRR)	7.000	11/01/2016		09/06/2013	B	370,903
80,000	Nassau County, NY IDA (ALIA-FREE)	7.000	11/01/2016		09/25/2013	B	80,195
370,000	Nassau County, NY IDA (ALIA-HKSB)	7.000	11/01/2016		09/09/2013	B	370,903
1,800,000	Nassau County, NY IDA (CSMR)[1]	5.950	11/01/2022		09/14/2016	C	1,604,268
1,325,000	Nassau County, NY IDA (CSMR)[1]	6.000	12/01/2019		12/27/2016	C	1,227,268
200,000	Nassau County, NY IDA (Epilepsy Foundation of L.I.)	5.950	11/01/2022		08/23/2016	C	178,252
575,000	Nassau County, NY IDA (Epilepsy Foundation of L.I.)	6.000	12/01/2019		11/17/2016	C	536,176
255,000	Nassau County, NY IDA (Hispanic Counseling Center)	6.000	11/01/2017		08/21/2013	C	239,751
145,000	Nassau County, NY IDA (Hofstra University)[1]	5.000	07/01/2023		07/01/2011	A	145,016
27 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Continued

					Effective
Principal					Maturity
Amount		Coupon	Maturity		(Unaudited)*		Value

New York Continued
$13,250,000	Nassau County, NY IDA (Keyspan-Glenwood Energy Center)[1]	5.250%	06/01/2027		06/01/2027		$13,041,843
210,000	Nassau County, NY IDA (Life’s WORCA)	5.950	11/01/2022		09/04/2016	C	187,165
500,000	Nassau County, NY IDA (New York Institute of Technology)[1]	5.000	03/01/2021		03/01/2020	A	507,645
500,000	Nassau County, NY IDA (PLUS Group Home)	6.150	11/01/2022		09/23/2016	C	453,420
100,000	Nassau County, NY IDA (United Veteran’s Beacon House)	6.000	11/01/2017		08/08/2013	C	94,020
395,000	Nassau County, NY IDA (WORCA)	6.000	12/01/2019		12/23/2016	C	365,671
110,000	Nassau County, NY IDA, Series C	6.000	12/01/2019		12/22/2016	C	101,833
21,000,000	Nassau County, NY Tobacco Settlement Corp.[1]	5.250	06/01/2026		12/03/2017	C	18,522,630
145,000	Nassau, NY IDA (EBS North Hills LLC)	7.000	11/01/2013		07/22/2011	B	158,244
90,000	Nassau, NY IDA (EBS North Hills LLC)	7.000	11/01/2013		07/26/2011	B	98,095
95,000	Nassau, NY IDA (EBS North Hills LLC)	7.000	11/01/2013		06/24/2011	B	103,643
95,000	Nassau, NY IDA (EBS North Hills LLC)	7.000	11/01/2013		06/24/2011	B	103,643
6,075,000	New Rochelle, NY IDA (College of New Rochelle)[1]	5.500	07/01/2019		07/01/2011	A	6,108,291
1,085,000	Newburgh, NY IDA (Bourne & Kenney Redevel. Company)[1]	5.650	08/01/2020	[2]	02/01/2011	A	1,086,584
2,535,000	Newburgh, NY IDA (Bourne & Kenney Redevel. Company)[1]	5.750	02/01/2032		03/15/2027	C	2,527,192
150,000	Niagara County, NY IDA (American Ref-Fuel Company)[1]	5.550	11/15/2024		11/15/2015	D	152,412
12,690,000	Niagara County, NY IDA (Niagara Falls Memorial Medical Center)[1]	5.500	11/01/2035		01/03/2025	C	10,526,482
1,040,000	Niagara County, NY IDA (Niagara Falls Memorial Medical Center)	5.750	06/01/2018		04/03/2016	C	992,732
7,750,000	Niagara County, NY IDA (Solid Waste Disposal)[1]	5.450	11/15/2026		11/15/2012	D	7,900,738
9,510,000	Niagara County, NY IDA (Solid Waste Disposal)[1]	5.550	11/15/2024		02/01/2015	A	9,664,062
12,450,000	Niagara County, NY IDA (Solid Waste Disposal)[1]	5.625	11/15/2024		11/15/2014	D	12,677,960
175,000	Niagara County, NY Tobacco Asset Securitization Corp.[1]	5.500	05/15/2019		05/15/2011	C	163,821
90,000	Niagara County, NY Tobacco Asset Securitization Corp.[1]	5.500	05/15/2020		05/15/2011	C	85,504
1,175,000	Niagara County, NY Tobacco Asset Securitization Corp.[1]	5.875	05/15/2022		05/15/2015	C	1,133,863
1,105,000	Niagara County, NY Tobacco Asset Securitization Corp.[1]	6.250	05/15/2034		11/15/2023	C	1,009,616
945,000	Niagara County, NY Tobacco Asset Securitization Corp.[1]	6.250	05/15/2040		06/04/2028	C	845,284
28 | LIMITED TERM NEW YORK MUNICIPAL FUND

				Effective
Principal				Maturity
Amount		Coupon	Maturity	(Unaudited)*		Value

New York Continued
$11,995,000	Niagara County, NY Tobacco Asset Securitization Corp.[1]	6.750%	05/15/2029	05/15/2021	C	$11,789,526
20,000	Niagara County, NY Tobacco Asset Securitization Corp. (TASC)[1]	5.750	05/15/2021	05/15/2011	A	19,302
1,000,000	Niagara Falls, NY Public Water Authority[1]	5.500	07/15/2034	07/15/2015	A	959,850
115,000	Niagara, NY Frontier Transportation Authority (Buffalo Niagara International Airport)[1]	5.000	04/01/2013	04/01/2011	A	115,217
10,210,000	Niagara, NY Frontier Transportation Authority (Buffalo Niagara International Airport)[1]	5.625	04/01/2029	03/13/2025	C	9,848,056
20,000	Niagara, NY Frontier Transportation Authority (Buffalo Niagara International Airport)[1]	5.750	04/01/2012	04/01/2011	A	20,163
210,000	Niagara, NY Frontier Transportation Authority (Buffalo Niagara International Airport)[1]	5.750	04/01/2019	04/01/2011	A	210,701
50,000	Niagara, NY Frontier Transportation Authority International Airport[1]	5.000	04/01/2018	04/01/2011	A	50,029
1,140,000	North Babylon, NY Volunteer Fire Company[1]	5.750	08/01/2022	09/23/2017	C	1,125,545
835,000	NY Capital District Youth Center[1]	6.000	02/01/2017	02/01/2011	A	837,121
300,000	NY Carnegie Redevel. Corp.	6.500	09/01/2011	05/17/2011	C	294,030
65,000	NY Counties Tobacco Trust I1	5.875	06/01/2014	06/01/2011	A	64,178
4,670,000	NY Counties Tobacco Trust I1	6.300	06/01/2019	04/05/2018	C	4,666,684
4,360,000	NY Counties Tobacco Trust I1	6.500	06/01/2035	05/19/2032	C	4,082,181
3,295,000	NY Counties Tobacco Trust I1	6.625	06/01/2042	08/02/2039	C	3,089,128
14,160,000	NY Counties Tobacco Trust II (TASC)[1]	5.250	06/01/2025	12/17/2011	C	12,839,014
150,000	NY Counties Tobacco Trust II (TASC)[1]	5.500	06/01/2011	06/01/2011		149,571
865,000	NY Counties Tobacco Trust II (TASC)[1]	5.625	06/01/2035	06/04/2018	C	718,391
1,055,000	NY Counties Tobacco Trust II (TASC)[1]	5.750	06/01/2013	06/01/2013		1,044,640
1,925,000	NY Counties Tobacco Trust II (TASC)	5.750	06/01/2014	06/01/2014		1,892,737
750,000	NY Counties Tobacco Trust II (TASC)[1]	5.750	06/01/2043	09/02/2025	C	620,175
2,120,000	NY Counties Tobacco Trust II (TASC)[1]	6.000	06/01/2015	06/01/2015		2,090,002
2,330,000	NY Counties Tobacco Trust II (TASC)[1]	6.000	06/01/2016	06/01/2016		2,280,371
3,010,000	NY Counties Tobacco Trust III	5.000	06/01/2027	12/01/2011	C	2,914,884
4,980,000	NY Counties Tobacco Trust III[1]	5.750	06/01/2033	09/26/2012	C	4,509,440
16,575,000	NY Counties Tobacco Trust III[1]	6.000	06/01/2043	04/03/2018	C	14,227,151
3,095,000	NY Counties Tobacco Trust IV1	4.250	06/01/2021	03/14/2012	C	2,938,826
4,520,000	NY Counties Tobacco Trust IV (TASC)[1]	4.750	06/01/2026	05/18/2014	C	3,851,040
38,400,000	NY Counties Tobacco Trust IV (TASC)[1]	6.250	06/01/2041	08/03/2019	C	34,456,704
500,000	NY Grand Central BID (Grand Central District Management)[1]	5.000	01/01/2022	01/01/2014	A	525,040
25,000	NY MTA Commuter Facilities (Grand Central Terminal)[1]	5.400	07/01/2011	04/01/2011	A	25,082
85,000	NY MTA Commuter Facilities (Grand Central Terminal)[1]	5.500	07/01/2012	04/01/2011	A	85,278
29 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Continued

					Effective
Principal					Maturity
Amount		Coupon	Maturity		(Unaudited)*		Value

New York Continued
$25,000	NY MTA Commuter Facilities, Series 7[1]	5.625%	07/01/2016	[2]	04/01/2011	A	$26,090
5,000	NY MTA Commuter Facilities, Series B1	5.000	07/01/2017		01/01/2011	A	5,018
50,000	NY MTA Commuter Facilities, Series B1	5.125	07/01/2024		04/01/2011	A	50,126
5,000	NY MTA Commuter Facilities, Series D1	5.000	07/01/2016		04/01/2011	A	5,187
20,795,000	NY MTA Service Contract, Series A1	5.125	01/01/2029		07/20/2027	C	20,758,609
35,460,000	NY MTA Service Contract, Series A1	5.750	07/01/2031		07/01/2012	A	36,735,142
33,290,000	NY MTA Service Contract, Series B1	5.250	01/01/2031		07/01/2012	A	33,323,290
300,000	NY MTA, Series 2008C1	6.250	11/15/2023		11/15/2018	A	338,145
53,800,000	NY MTA, Series A1	5.000	11/15/2025		11/15/2012	A	53,834,970
270,000	NY MTA, Series A1	5.000	11/15/2030		11/15/2012	A	270,127
5,395,000	NY MTA, Series A1	5.000	11/15/2030		10/27/2028	C	5,351,085
4,180,000	NY MTA, Series A1	5.125	11/15/2021		11/15/2012	A	4,321,159
24,255,000	NY MTA, Series A1	5.125	11/15/2031		02/28/2030	C	24,191,937
34,000,000	NY MTA, Series A1	5.250	01/01/2023		07/01/2012	A	34,898,620
225,000	NY MTA, Series A1	5.250	11/15/2031		11/15/2012	A	225,128
8,800,000	NY MTA, Series A1	5.250	11/15/2036		09/13/2035	C	8,658,760
50,000	NY MTA, Series A1	5.625	01/01/2012		01/01/2011	A	50,169
10,175,000	NY MTA, Series B1	5.000	11/15/2033		06/07/2032	C	9,753,043
16,500,000	NY MTA, Series B1	5.250	11/15/2025		11/15/2013	A	16,782,315
6,500,000	NY MTA, Series B1	5.250	11/15/2027		11/15/2019	A	6,713,655
100,000	NY MTA, Series E1	5.250	11/15/2031		11/15/2012	A	100,057
50,000	NY MTA, Series E1	5.500	11/15/2021		11/15/2012	A	53,327
2,205,000	NY MTA, Series F1	5.000	11/15/2030		05/15/2029	C	2,160,261
38,550,000	NY MTA, Series F1	5.000	11/15/2031		06/07/2030	C	37,837,596
40,000	NY New Hartford-Sunset Wood Funding Corp.	5.950	08/01/2027		02/01/2011	A	40,023
3,945,000	NY Newark-Wayne Community Hospital[1]	5.875	01/15/2033		01/15/2011	A	3,945,000
930,000	NY Newark-Wayne Community Hospital	7.600	09/01/2015		03/01/2011	A	929,823
50,000	NY Oneida Healthcare Corp. (Oneida Health Systems)[1]	5.300	02/01/2021		02/01/2013	A	49,422
3,895,000	NY Oneida Healthcare Corp. (Oneida Health Systems)[1]	5.500	02/01/2016	[2]	02/01/2013	A	3,937,300
4,000,000	NY Seneca Nation Indians Capital Improvements[1]	5.000	12/01/2023		11/11/2020	C	3,181,240
9,700,000	NY Seneca Nation Indians Capital Improvements[1]	5.250	12/01/2016		06/14/2015	C	8,914,494
500,000	NY Tobacco Settlement Financing Corp. (TASC)[1]	5.250	06/01/2020		06/01/2013	A	532,305
2,220,000	NY Tobacco Settlement Financing Corp. (TASC)[1]	5.250	06/01/2021		06/01/2013	A	2,303,894
130,000	NY Tobacco Settlement Financing Corp. (TASC)[1]	5.500	06/01/2014		06/01/2011	A	130,462
30 | LIMITED TERM NEW YORK MUNICIPAL FUND

				Effective
Principal				Maturity
Amount		Coupon	Maturity	(Unaudited)*	Value

New York Continued
$30,000	NY Tobacco Settlement Financing Corp. (TASC)[1]	5.500%	06/01/2015	06/01/2011A	$30,103
3,685,000	NY Tobacco Settlement Financing Corp. (TASC)[1]	5.500	06/01/2015	06/01/2011A	3,698,082
11,900,000	NY Tobacco Settlement Financing Corp. (TASC)[1]	5.500	06/01/2016	06/01/2011A	11,937,961
5,020,000	NY Tobacco Settlement Financing Corp. (TASC)[1]	5.500	06/01/2017	06/01/2011A	5,102,177
21,000,000	NY Tobacco Settlement Financing Corp. (TASC)[1]	5.500	06/01/2018	06/01/2012A	22,076,880
20,500,000	NY Tobacco Settlement Financing Corp. (TASC)[1]	5.500	06/01/2019	06/01/2013A	22,107,405
11,000,000	NY Tobacco Settlement Financing Corp. (TASC)[1]	5.500	06/01/2020	06/01/2013A	11,827,750
18,395,000	NY Tobacco Settlement Financing Corp. (TASC)[1]	5.500	06/01/2021	06/01/2013A	19,417,946
40,000	NY Triborough Bridge & Tunnel Authority[1]	5.000	01/01/2024	04/01/2011A	40,120
5,170,000	NY Triborough Bridge & Tunnel Authority[1]	5.000	11/15/2026	11/15/2012A	5,222,786
163,755,000	NY TSASC, Inc. (TFABs)[1]	4.750	06/01/2022	10/09/2011C	156,648,033
91,000,000	NY TSASC, Inc. (TFABs)[1]	5.000	06/01/2026	06/28/2016C	84,695,520
14,740,000	NY TSASC, Inc. (TFABs)[1]	5.000	06/01/2034	04/20/2020C	11,410,529
430,000	NY TSASC, Inc. (TFABs)[1]	5.250	07/15/2011	07/15/2011	441,550
175,000	NY Valley Health Devel. Corp.[1]	6.750	05/20/2022	05/20/2015A	183,979
10,000,000	NYC Capital Resources Corp. (Albee Retail Devel.)[1]	7.250	11/01/2042	05/01/2012D	9,865,200
5,000	NYC GO1	5.000	08/01/2015	02/01/2011A	5,016
425,000	NYC GO1	5.000	08/01/2020	08/01/2014A	448,350
5,000	NYC GO1	5.000	08/01/2022	02/01/2011A	5,012
500,000	NYC GO1	5.000	08/01/2022	08/01/2015A	522,990
40,000	NYC GO1	5.000	09/15/2022	09/15/2013A	41,281
29,000,000	NYC GO3	5.000	06/01/2023	06/01/2015A	30,206,690
615,000	NYC GO1	5.000	08/01/2023	08/01/2015A	640,867
8,065,000	NYC GO1	5.000	08/01/2023	08/01/2019A	8,548,335
10,000,000	NYC GO3	5.000	08/15/2023	02/15/2013A	10,428,814
4,945,000	NYC GO1	5.000	09/01/2023	09/01/2015A	5,153,778
11,340,000	NYC GO3	5.000	12/01/2023	02/15/2013A	11,835,104
21,015,000	NYC GO1	5.000	08/01/2024	08/01/2016A	21,887,963
3,650,000	NYC GO1	5.000	12/01/2024	12/01/2014A	3,776,035
19,880,000	NYC GO1	5.000	08/01/2028	08/01/2019A	20,261,298
1,000,000	NYC GO1	5.000	10/15/2029	10/15/2013A	989,120
10,000,000	NYC GO3	5.000	04/01/2030	04/01/2015A	10,018,346
5,000	NYC GO1	5.125	08/01/2018	02/01/2011A	5,017
31 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Continued

				Effective
Principal				Maturity
Amount		Coupon	Maturity	(Unaudited)*		Value

New York Continued
$10,000	NYC GO1	5.125%	08/01/2022	02/01/2011	A	$10,025
5,000	NYC GO1	5.125	03/15/2025	03/15/2012	A	5,272
5,000	NYC GO1	5.125	08/01/2025	02/01/2011	A	5,013
15,000	NYC GO1	5.125	08/01/2025	02/01/2011	A	15,038
10,000	NYC GO1	5.125	08/01/2025	02/01/2011	A	10,025
35,000	NYC GO1	5.250	08/01/2011	02/01/2011	A	35,134
25,000	NYC GO1	5.250	05/01/2012	06/01/2011	A	25,396
5,000	NYC GO	5.250	08/01/2012	02/01/2011	A	5,018
5,000	NYC GO1	5.250	08/01/2015	02/01/2011	A	5,018
10,000	NYC GO1	5.250	05/01/2021	06/01/2011	A	10,131
10,000	NYC GO1	5.250	01/15/2023	01/15/2013	A	10,864
15,000	NYC GO1	5.250	01/15/2023	01/15/2013	A	15,718
1,000,000	NYC GO1	5.250	08/15/2024	08/15/2014	A	1,058,980
140,000	NYC GO1	5.250	06/01/2027	06/01/2012	A	143,308
40,000	NYC GO	5.250	01/15/2028	01/15/2013	A	43,584
180,000	NYC GO1	5.250	01/15/2028	01/15/2013	A	180,859
9,500,000	NYC GO1	5.250	04/01/2028	04/01/2019	A	9,836,775
30,000	NYC GO1	5.250	01/15/2033	01/15/2013	A	32,688
150,000	NYC GO1	5.250	01/15/2033	01/15/2013	A	150,255
5,000	NYC GO1	5.300	08/01/2024	02/01/2011	A	5,014
70,000	NYC GO1	5.300	01/15/2026	01/15/2013	A	72,466
5,000	NYC GO1	5.375	08/01/2015	02/01/2011	A	5,018
50,000	NYC GO1	5.375	03/01/2027	03/01/2013	A	54,875
55,000	NYC GO1	5.375	08/01/2027	02/01/2011	A	55,129
10,000,000	NYC GO3	5.500	04/01/2022	04/01/2019	A	11,057,900
70,000	NYC GO1	5.500	08/01/2022	02/01/2011	A	70,208
95,000	NYC GO1	5.500	08/01/2022	02/01/2011	A	95,282
140,000	NYC GO1	5.500	06/01/2023	06/01/2013	A	149,590
670,000	NYC GO1	5.500	06/01/2023	06/01/2013	A	744,397
20,000	NYC GO1	5.500	02/15/2026	02/15/2011	A	20,052
50,000	NYC GO1	5.500	02/15/2026	02/15/2011	A	50,131
850,000	NYC GO1	5.500	06/01/2028	06/01/2012	A	872,423
15,000	NYC GO1	5.500	11/15/2037	05/15/2011	A	15,040
30,000	NYC GO1	5.600	12/01/2013	06/01/2011	A	30,565
95,000	NYC GO1	5.625	10/01/2020	04/01/2011	A	95,357
10,000	NYC GO1	5.750	05/15/2012	05/15/2011	A	10,039
10,000	NYC GO1	5.750	05/15/2012	05/15/2011	A	10,041
570,000	NYC GO1	5.750	03/01/2018	03/01/2013	A	630,152
55,000	NYC GO1	5.750	08/01/2018	08/01/2012	A	59,410
255,000	NYC GO1	5.750	08/01/2018	08/01/2012	A	270,897
500,000	NYC GO1	5.750	08/01/2018	08/01/2012	A	531,170
32 | LIMITED TERM NEW YORK MUNICIPAL FUND

				Effective
Principal				Maturity
Amount		Coupon	Maturity	(Unaudited)*		Value

New York Continued
$20,000	NYC GO1	5.875%	08/01/2015	02/01/2011	A	$20,079
65,000	NYC GO1	5.875	06/01/2019	06/01/2012	A	69,808
4,090,000	NYC GO1	5.875	06/01/2019	06/01/2012	A	4,326,770
85,000	NYC GO1	5.875	08/01/2019	08/01/2012	A	92,025
5,365,000	NYC GO1	5.875	08/01/2019	08/01/2012	A	5,709,862
60,000	NYC GO1	6.000	05/15/2011	05/15/2011		60,267
5,000	NYC GO	6.000	02/01/2012	02/01/2011	A	5,022
5,000	NYC GO1	6.000	08/01/2017	02/01/2011	A	5,021
5,000	NYC GO1	6.000	02/01/2022	02/01/2011	A	5,017
35,000	NYC GO1	6.000	02/15/2024	02/01/2011	A	35,121
590,000	NYC GO1	6.350	05/15/2014	05/15/2011	A	592,614
5,000	NYC GO1	7.000	02/01/2011	02/01/2011		5,027
80,000	NYC GO1	7.000	02/01/2012	02/01/2011	A	80,410
5,000	NYC GO1	7.000	02/01/2018	02/01/2011	A	5,025
45,000	NYC GO1	7.750	08/15/2027	02/15/2011	A	45,292
242,302	NYC HDC (Bay Towers)	6.500	08/15/2017	01/15/2011	A	242,813
2,783,925	NYC HDC (East Midtown Plaza)	6.500	11/15/2018	01/15/2011	A	2,793,362
27,873	NYC HDC (Essex Terrace)	6.500	07/15/2018	07/15/2018		27,968
1,042,230	NYC HDC (Keith Plaza)	6.500	02/15/2018	01/15/2011	A	1,045,763
217,421	NYC HDC (Kingsbridge Arms)	6.500	08/15/2017	01/15/2011	A	217,897
1,500,000	NYC HDC (Multifamily Hsg.)[1]	5.000	11/01/2030	10/13/2025	C	1,376,100
565,000	NYC HDC (Multifamily Hsg.)[1]	5.050	11/01/2023	11/01/2012	A	566,429
515,000	NYC HDC (Multifamily Hsg.)[1]	5.100	11/01/2027	05/01/2017	A	507,527
260,000	NYC HDC (Multifamily Hsg.)[1]	5.200	11/01/2035	09/14/2033	C	238,625
370,000	NYC HDC (Multifamily Hsg.)[1]	5.600	11/01/2019	06/01/2011	A	370,315
200,000	NYC HDC (Multifamily Hsg.)[1]	6.250	11/01/2023	11/01/2018	A	207,236
900,000	NYC HDC (Multifamily Hsg.), Series A1	5.375	11/01/2023	05/01/2012	A	905,967
20,000	NYC HDC (Multifamily Hsg.), Series C1	5.700	05/01/2031	06/01/2011	A	20,002
255,000	NYC HDC (Multifamily Hsg.), Series E1	6.250	05/01/2036	06/01/2011	A	255,097
13,000,000	NYC HDC, Series A1	5.000	07/01/2025	07/01/2015	A	13,203,970
2,215,000	NYC HDC, Series C1	5.000	11/01/2026	07/16/2022	C	2,172,583
11,460,000	NYC Health & Hospital Corp.[1]	5.000	02/15/2024	02/15/2020	A	11,601,760
100,000	NYC Health & Hospital Corp.[1]	5.375	02/15/2026	02/15/2012	A	105,361
18,600,000	NYC Health & Hospital Corp. (Health System)[1]	5.000	02/15/2030	06/09/2028	C	18,530,994
9,400,000	NYC IDA (AIRIS JFK I/JFK International Airport)[1]	5.500	07/01/2028	09/16/2023	C	8,169,258
8,150,000	NYC IDA (AIRIS JFK I/JFK International Airport)[1]	6.000	07/01/2015	03/09/2013	C	7,972,167
1,840,000	NYC IDA (Beth Abraham Health Services)[1]	6.000	02/15/2013	06/10/2011	C	1,835,584
395,000	NYC IDA (Beth Abraham Health Services)	6.000	11/15/2013	06/28/2011	C	393,748
33 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Continued

				Effective
Principal				Maturity
Amount		Coupon	Maturity	(Unaudited)*		Value

New York Continued
$190,000	NYC IDA (Beth Abraham Health Services)	6.000%	11/15/2013	11/15/2013		$189,398
570,000	NYC IDA (Calhoun School)	6.250	12/01/2016	11/22/2012	C	551,030
4,010,000	NYC IDA (Calhoun School)[1]	6.250	12/01/2017	12/06/2013	C	3,852,487
440,000	NYC IDA (Center for Elimination of Family Violence)	6.250	11/01/2016	03/25/2013	C	424,314
6,375,000	NYC IDA (Chapin School)[1]	4.800	11/01/2018	09/21/2014	C	6,162,075
525,000	NYC IDA (Comprehensive Care Management)	5.625	11/01/2015	11/01/2014	A	520,307
400,000	NYC IDA (Comprehensive Care Management)	5.625	11/01/2015	11/01/2014	A	396,424
2,045,000	NYC IDA (Comprehensive Care Management)[1]	5.750	08/01/2018	12/04/2014	C	1,874,508
2,175,000	NYC IDA (Comprehensive Care Management)[1]	5.750	11/01/2018	12/04/2014	C	1,989,212
2,270,000	NYC IDA (Comprehensive Care Management)[1]	5.750	05/01/2019	12/03/2015	C	2,037,870
595,000	NYC IDA (Family Support Systems)[4]	6.500	11/01/2014	02/02/2012	C	388,880
650,000	NYC IDA (Gourmet Boutique)	5.250	05/01/2013	05/01/2013		595,829
1,285,000	NYC IDA (Guttmacher Institute)[1]	5.250	12/01/2016	12/29/2012	C	1,177,844
45,000	NYC IDA (Horace Mann School)[1]	5.000	07/01/2023	07/01/2011	A	45,001
500,000	NYC IDA (Independent Living Assoc.)	6.200	07/01/2020	05/04/2015	C	466,475
16,350,000	NYC IDA (JFK International Airport)[1]	8.000	08/01/2012	08/01/2012		16,684,848
26,150,000	NYC IDA (Liberty-7 World Trade Center)[1]	6.250	03/01/2015	03/01/2015		25,789,392
6,000,000	NYC IDA (Liberty-7 World Trade Center)	6.500	03/01/2035	09/13/2027	C	5,732,520
10,000	NYC IDA (Lighthouse International)[1]	4.500	07/01/2023	08/01/2021	C	9,433
2,030,000	NYC IDA (Lycee Francais De New York)[1]	5.375	06/01/2023	12/01/2012	A	2,059,800
2,355,000	NYC IDA (Lycee Francais De New York)[1]	5.500	06/01/2013	12/01/2012	A	2,501,528
730,000	NYC IDA (Lycee Francais De New York)[1]	5.500	06/01/2015	12/01/2012	A	765,814
2,880,000	NYC IDA (Lycee Francais De New York)[1]	5.500	06/01/2016	12/01/2012	A	3,005,568
2,000,000	NYC IDA (Lycee Francais De New York)[1]	5.500	06/01/2017	12/01/2012	A	2,071,200
3,210,000	NYC IDA (Lycee Francais De New York)[1]	5.500	06/01/2018	12/01/2012	A	3,312,239
570,000	NYC IDA (Manhattan Community Access Corp.)	5.250	12/01/2016	12/24/2012	C	522,103
3,065,000	NYC IDA (Margaret Tietz Nursing & Rehabilitation Center)[1]	5.375	11/01/2016	03/18/2013	C	2,828,750
345,000	NYC IDA (Margaret Tietz Nursing & Rehabilitation Center)	5.375	11/01/2018	09/13/2014	C	309,662
1,695,000	NYC IDA (Margaret Tietz Nursing & Rehabilitation Center)[1]	5.375	11/01/2018	10/05/2014	C	1,521,381
250,000	NYC IDA (Marymount School of New York)[1]	5.125	09/01/2021	09/01/2012	A	253,430
980,000	NYC IDA (Metro Biofuels)	5.500	11/01/2013	12/12/2011	C	915,565
1,700,000	NYC IDA (Metropolitan College of New York)[1]	5.750	03/01/2020	03/01/2018	C	1,662,022
4,585,000	NYC IDA (Montefiore Medical Center Corp.)[1]	5.125	11/01/2025	06/01/2011	A	4,587,797
34 | LIMITED TERM NEW YORK MUNICIPAL FUND

						Effective
Principal						Maturity
Amount		Coupon		Maturity		(Unaudited)*	Value

New York Continued
$5,865,000	NYC IDA (Montefiore Medical Center Corp.)[1]	5.125%		11/01/2035		11/01/2011A	$5,865,000
250,000	NYC IDA (Queens Baseball Stadium)[1]	5.000		01/01/2025		01/01/2025	226,655
920,000	NYC IDA (Reece School)	6.500		12/01/2017		10/01/2014C	904,342
325,000	NYC IDA (Rockefeller Foundation)[1]	5.375		07/01/2023		04/01/2011A	326,030
3,080,000	NYC IDA (Rosco, Inc.)[1]	5.625		06/01/2022		06/01/2019C	3,003,277
1,000,000	NYC IDA (Royal Charter NY Presbyterian)[1]	5.750		12/15/2029		12/15/2011A	1,037,840
4,400,000	NYC IDA (Samaritan Aids Services)[1]	5.000		11/01/2024		11/01/2011A	4,427,544
500,000	NYC IDA (SFTU/YAI/CRV Obligated Group)	4.350		07/01/2011		07/01/2011	496,585
100,000	NYC IDA (SFTU/YAI/CRV Obligated Group)	4.400		07/01/2012		07/01/2012	97,377
435,000	NYC IDA (Showman Fabricators)	7.125		11/01/2013		03/24/2011C	410,849
75,000	NYC IDA (Special Needs Facilities Pooled Program)	4.150		07/01/2014		04/08/2012C	72,932
200,000	NYC IDA (Special Needs Facilities Pooled Program)	5.800		07/01/2023		10/12/2021C	175,170
840,000	NYC IDA (Stallion)	5.000		11/01/2016		11/01/2016	709,330
430,000	NYC IDA (Stallion)	5.500		11/01/2017		11/01/2017	369,748
1,170,000	NYC IDA (Studio School)[1]	6.250		11/01/2018		11/12/2016C	1,105,603
8,605,000	NYC IDA (Terminal One Group Assoc.)[1]	5.500		01/01/2017		01/01/2016D	9,156,667
11,820,000	NYC IDA (Terminal One Group Assoc.)[1]	5.500		01/01/2018		01/01/2016D	12,424,948
14,620,000	NYC IDA (Terminal One Group Assoc.)[1]	5.500		01/01/2019		01/01/2016D	15,201,730
15,245,000	NYC IDA (Terminal One Group Assoc.)[1]	5.500		01/01/2020		01/01/2016D	15,646,248
9,750,000	NYC IDA (Terminal One Group Assoc.)[1]	5.500		01/01/2021		01/01/2016D	9,911,655
48,790,000	NYC IDA (Terminal One Group Assoc.)[1]	5.500		01/01/2024		01/01/2016D	48,655,340
715,000	NYC IDA (The Child School)	7.000		06/01/2013		05/01/2012C	721,700
6,630,000	NYC IDA (Unicef)[1]	5.050		11/01/2018		09/30/2014C	6,079,909
1,000,000	NYC IDA (United Nations School)[1]	6.350		12/01/2015		06/01/2011A	1,003,010
1,000,000	NYC IDA (Urban Resource Institute)[1]	5.250		03/01/2023		03/01/2013A	1,024,570
560,000	NYC IDA (Urban Resource Institute)	6.500		11/01/2013		04/09/2011C	545,591
730,000	NYC IDA (Vaughn College Aeronautics)[1]	5.000		12/01/2016		09/15/2013C	718,970
2,260,000	NYC IDA (Vaughn College Aeronautics)[1]	5.000		12/01/2016		10/21/2012C	2,225,851
4,700,000	NYC IDA (Visy Paper)[1]	7.800		01/01/2016		01/01/2011A	4,702,491
765,000	NYC IDA (Vocational Instruction)	7.250	[5]	02/01/2013		02/01/2013	557,746
4,375,000	NYC IDA (Yeled Yalda Early Childhood)[1]	5.350		11/01/2017		10/02/2013C	3,963,881
5,130,000	NYC IDA (YMCA of Greater New York)[1]	5.250		08/01/2021		02/01/2011A	5,132,462
5,040,000	NYC IDA (YMCA of Greater New York)[1]	5.800		08/01/2016	[2]	04/01/2011A	5,049,979
100,000	NYC IDA (Zeluck, Inc.)	6.250		11/01/2011		11/01/2011	100,485
57,700,000	NYC Municipal Water Finance Authority[1]	5.000		06/15/2026		06/15/2011A	58,233,148
5,000,000	NYC Municipal Water Finance Authority[1]	5.000		06/15/2029		06/15/2016A	5,068,950
30,000,000	NYC Municipal Water Finance Authority[1]	5.000		06/15/2030		06/15/2020A	30,439,800
11,720,000	NYC Municipal Water Finance Authority[1]	5.000		06/15/2032		06/15/2011A	11,723,633
35 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Continued

					Effective
Principal					Maturity
Amount		Coupon	Maturity		(Unaudited)*		Value

New York Continued
$44,840,000	NYC Municipal Water Finance Authority[1]	5.125%	06/15/2032		06/15/2011	A	$44,878,562
3,735,000	NYC Municipal Water Finance Authority[1]	5.125	06/15/2033		06/15/2011	A	3,743,441
50,000	NYC Municipal Water Finance Authority[1]	5.750	06/15/2013	[2]	06/15/2011	A	52,665
33,745,000	NYC Transitional Finance Authority[1]	5.000	08/01/2028		01/25/2028	C	33,743,650
150,000	NYC Transitional Finance Authority[1]	5.375	01/15/2030		01/15/2019	A	156,354
250,000	NYC Transportation Authority MTA (Triborough Bridge & Tunnel Authority)[1]	5.400	01/01/2014		01/01/2011	A	250,798
3,880,000	NYC Trust for Cultural Resources (Museum of American Folk Art)	6.000	07/01/2022		03/01/2020	C	2,279,073
2,720,000	NYC Trust for Cultural Resources (Museum of American Folk Art)	6.125	07/01/2030		04/03/2027	C	1,563,483
250,000	NYC Trust for Cultural Resources (Museum of Modern Art)[1]	5.125	07/01/2031		07/01/2012	A	250,195
2,460,000	NYC Trust for Cultural Resources (Museum of Modern Art)[1]	5.500	01/01/2021		04/01/2011	A	2,518,499
250,000	NYS DA (Augustana Lutheran Home)[1]	5.500	02/01/2041	[2]	02/01/2013	A	250,473
20,000	NYS DA (Brookdale Hospital Medical Center)[1]	5.100	02/15/2012		06/01/2011	A	20,066
25,000	NYS DA (Brookdale Hospital Medical Center)[1]	5.200	02/15/2016		02/15/2011	A	25,051
65,000	NYS DA (Brookdale Hospital Medical Center)[1]	5.300	02/15/2017		02/15/2011	A	65,123
110,000	NYS DA (Brooklyn Hospital Center)[1]	5.100	02/01/2019		02/01/2011	A	110,087
250,000	NYS DA (Brooklyn Law School)[1]	5.125	07/01/2030		07/01/2013	A	249,238
30,000	NYS DA (Buena Vida Nursing Home)[1]	5.000	07/01/2018		01/01/2011	A	30,039
75,000	NYS DA (Canisius College)[1]	5.000	07/01/2019		07/01/2015	A	74,800
1,300,000	NYS DA (Canisius College)[1]	5.000	07/01/2022		07/01/2022		1,230,294
50,000	NYS DA (Carmel Richmond Nursing Home)[1]	5.000	07/01/2018		01/01/2011	A	49,753
1,120,000	NYS DA (Catskill Regional Medical Center)	5.250	02/15/2023		02/15/2015	A	1,149,994
1,350,000	NYS DA (Chapel Oaks)[1]	5.375	07/01/2017	[2]	04/01/2011	A	1,354,793
3,290,000	NYS DA (Chapel Oaks)[1]	5.450	07/01/2026		01/01/2011	A	3,291,842
9,000,000	NYS DA (Cornell University)[1]	5.000	07/01/2035		07/01/2016	A	9,062,370
220,000	NYS DA (Culinary Institute of America)[1]	5.000	07/01/2022		07/01/2011	A	220,183
25,000	NYS DA (D’Youville College)	4.700	07/01/2012		07/01/2011	A	25,786
145,000	NYS DA (D’Youville College)	5.250	07/01/2025		07/01/2013	A	140,286
350,000	NYS DA (Dept. of Health)[1]	5.000	07/01/2021		07/01/2014	A	365,159
60,000	NYS DA (Dept. of Health)[1]	5.000	07/01/2024		01/01/2011	A	60,019
35,000	NYS DA (Dept. of Health)[1]	5.000	07/01/2028		01/01/2011	A	34,558
880,000	NYS DA (Dept. of Health)[1]	5.250	07/01/2023		07/01/2014	A	910,941
1,360,000	NYS DA (Dept. of Health)[1]	5.500	07/01/2021		04/01/2011	A	1,364,447
2,525,000	NYS DA (Ellis Hospital)[1]	5.050	08/15/2024		08/15/2014	A	2,551,462
100,000	NYS DA (Ellis Hospital)[1]	5.500	08/01/2015		02/01/2011	A	100,204
150,000	NYS DA (Ellis Hospital)[1]	5.600	08/01/2025		02/01/2011	A	150,081
175,000	NYS DA (Ellis Hospital)[1]	5.625	08/01/2035	[2]	02/01/2011	A	175,018
36 | LIMITED TERM NEW YORK MUNICIPAL FUND

					Effective
Principal					Maturity
Amount		Coupon	Maturity		(Unaudited)*		Value

New York Continued
$785,000	NYS DA (FNHC/KR/MMWNHC Obligated Group)	5.750%	07/01/2017		04/01/2011	A	$787,379
30,000	NYS DA (Fordham University)[1]	5.000	07/01/2028		01/01/2011	A	30,000
3,835,000	NYS DA (Frances Schervier Home & Hospital Obligated Group)[1]	5.500	07/01/2017	[2]	04/01/2011	A	3,837,416
10,125,000	NYS DA (Frances Schervier Home & Hospital Obligated Group)[1]	5.500	07/01/2027	[2]	04/01/2011	A	10,130,366
50,000	NYS DA (Frances Schervier Home & Hospital Obligated Group)[1]	5.500	07/01/2027		06/09/2023	C	47,858
50,000	NYS DA (Green Chimneys School)[1]	5.500	07/01/2018		01/01/2011	A	50,403
1,000,000	NYS DA (GSHMC/CHSLI Obligated Group)[1]	5.750	07/01/2014		04/01/2011	A	1,007,250
1,000,000	NYS DA (Health Center/BFCC/USBFCC Obligated Group)[1]	5.000	11/15/2019		11/15/2011	A	1,025,640
10,565,000	NYS DA (Hospital)[1]	6.450	08/15/2024		08/15/2012	A	10,839,162
1,935,000	NYS DA (Hunts Point Multi-Service Center)[1]	5.625	07/01/2022		01/01/2011	A	1,936,800
35,000	NYS DA (John T. Mather Memorial Hospital)	5.250	07/01/2015		04/01/2011	A	35,027
170,000	NYS DA (John T. Mather Memorial Hospital)	5.375	07/01/2019		01/01/2011	A	169,986
1,645,000	NYS DA (John T. Mather Memorial Hospital)[1]	5.750	07/01/2025		02/27/2023	C	1,564,313
15,210,000	NYS DA (Kaleida Health)[1]	5.050	02/15/2025		02/15/2014	A	15,291,982
1,015,000	NYS DA (L.I. University)[1]	5.250	09/01/2028		10/08/2026	C	962,311
40,000	NYS DA (La Salle School)[1]	5.000	07/01/2018		01/01/2011	A	40,104
660,000	NYS DA (Le Moyne College)[1]	5.000	07/01/2018		04/01/2011	A	661,723
1,100,000	NYS DA (Leake & Watts Services)[1]	5.000	07/01/2023		07/01/2014	A	1,117,809
10,000	NYS DA (Lenox Hill Hospital Obligated Group)[1]	5.750	07/01/2016		07/01/2011	A	10,127
2,000,000	NYS DA (Lenox Hill Hospital Obligated Group)[1]	5.750	07/01/2017		07/01/2012	A	2,020,560
16,800,000	NYS DA (Maimonides Medical Center)[1]	5.750	08/01/2029		08/01/2014	A	17,114,160
100,000	NYS DA (Manhattan College)	5.500	07/01/2019		07/01/2013	A	101,437
75,000	NYS DA (March of Dimes)[1]	5.600	07/01/2012		04/01/2011	A	75,236
615,000	NYS DA (Master BOCES Program)[1]	5.250	08/15/2023		08/15/2013	A	628,930
15,000	NYS DA (Memorial Hospital of William F. & Gertrude F. Jones)[1]	5.250	08/01/2025		02/01/2011	A	15,004
30,000	NYS DA (Mental Health Services Facilities)[1]	5.000	02/15/2023		02/15/2011	A	30,011
14,000,000	NYS DA (Mental Health Services Facilities)[1]	5.000	02/15/2028		02/15/2014	A	14,011,200
5,000	NYS DA (Mental Health Services Facilities)	5.250	08/15/2013		02/15/2011	A	5,016
225,000	NYS DA (Mental Health Services Facilities)[1]	5.250	02/15/2023		02/15/2014	A	228,002
5,710,000	NYS DA (Miriam Osborn Memorial Home Assoc.)[1]	6.875	07/01/2019	[2]	07/01/2012	A	5,826,541
200,000	NYS DA (Montefiore Medical Center)[1]	5.000	02/01/2028		02/01/2015	A	197,954
11,875,000	NYS DA (Mount Sinai School of Medicine)[1]	5.000	07/01/2035		04/02/2032	C	11,256,906
5,000,000	NYS DA (Municipal Health Facilities)[1]	5.000	01/15/2032		01/17/2031	C	4,860,400
37 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Continued

					Effective
Principal					Maturity
Amount		Coupon	Maturity		(Unaudited)*		Value

New York Continued
$15,000	NYS DA (New York & Presbyterian Hospital)[1]	4.750%	08/01/2014		08/01/2011	A	$15,029
10,000	NYS DA (New York & Presbyterian Hospital)[1]	5.000	02/01/2019		02/01/2011	A	10,020
255,000	NYS DA (New York & Presbyterian Hospital)[1]	5.000	08/01/2032		02/01/2011	A	255,518
50,000	NYS DA (New York Downtown Hospital)[1]	5.100	02/15/2012		02/15/2011	A	50,166
30,000	NYS DA (New York Downtown Hospital)[1]	5.200	02/15/2015		02/15/2011	A	30,069
50,000	NYS DA (New York Downtown Hospital)[1]	5.200	02/15/2016		02/15/2011	A	50,102
280,000	NYS DA (New York Downtown Hospital)[1]	5.300	02/15/2020		02/15/2011	A	280,274
20,000	NYS DA (New York Hospital Medical Center of Queens)[1]	5.450	08/15/2019		08/15/2011	A	20,013
100,000	NYS DA (New York Medical College)[1]	5.000	07/01/2021		01/01/2011	A	100,254
115,000	NYS DA (New York Methodist Hospital)[1]	5.250	07/01/2018		07/01/2014	A	118,666
2,250,000	NYS DA (New York Methodist Hospital)[1]	5.250	07/01/2024		07/01/2014	A	2,252,138
4,525,000	NYS DA (North General Hospital)[1]	5.750	02/15/2015		02/15/2013	A	4,714,688
4,440,000	NYS DA (North General Hospital)[1]	5.750	02/15/2019		02/15/2013	A	4,516,146
3,750,000	NYS DA (North General Hospital)[1]	5.750	02/15/2020		02/15/2013	A	3,795,488
110,000	NYS DA (North Shore University Hospital at Forest Hills/North Shore University Hospital Obligated Group)[1]	5.000	11/01/2023		06/01/2011	A	109,995
35,000	NYS DA (North Shore University Hospital)[1]	5.000	11/01/2023		06/01/2011	A	34,998
980,000	NYS DA (Northeast Parent & Child)[1]	5.500	07/01/2018		04/01/2011	A	983,165
5,000	NYS DA (NSUH/NSUHGC/NSUHPL Obligated Group)[1]	5.000	11/01/2023		06/01/2011	A	5,000
10,535,000	NYS DA (NSUH/NSUHGC/NSUHPL Obligated Group)[1]	5.200	11/01/2017		06/01/2011	A	10,545,114
200,000	NYS DA (NSUH/NSUHGC/NSUHPL Obligated Group)[1]	5.250	11/01/2019		06/01/2011	A	200,118
11,100,000	NYS DA (NYU Hospitals Center)[1]	5.000	07/01/2026		03/11/2025	C	10,756,677
5,525,000	NYS DA (NYU Hospitals Center)[1]	5.250	07/01/2024		07/01/2017	A	5,552,183
14,170,000	NYS DA (NYU)[3]	5.250	07/01/2027		07/01/2019	A	14,949,633
60,000	NYS DA (Ozanam Hall of Queens Nursing Home)[1]	5.000	11/01/2026		12/06/2024	C	55,330
2,000,000	NYS DA (Park Ridge Hsg.)[1]	6.375	08/01/2020	[2]	02/01/2011	A	2,022,600
1,595,000	NYS DA (Park Ridge Hsg.)[1]	6.500	08/01/2025	[2]	02/01/2011	A	1,613,885
3,680,000	NYS DA (Providence Rest)[1]	5.000	07/01/2021		07/12/2020	C	2,912,278
1,250,000	NYS DA (Providence Rest)	5.125	07/01/2030		08/06/2028	C	852,475
150,000	NYS DA (Resurrection Rest Home Castleton on Hudson)[1]	6.050	08/01/2035	[2]	02/01/2011	A	150,074
8,730,000	NYS DA (Rochester General Hospital)[1]	5.000	12/01/2025		10/25/2021	C	8,073,155
7,735,000	NYS DA (Rosalind & Joseph Gurwin Geriatric Home)[1]	5.600	02/01/2027		02/01/2011	A	7,737,630
4,805,000	NYS DA (Ryan-Clinton Community Health Center)[1]	6.100	07/01/2019	[2]	01/01/2011	A	4,846,371
38 | LIMITED TERM NEW YORK MUNICIPAL FUND

					Effective
Principal					Maturity
Amount		Coupon	Maturity		(Unaudited)*		Value

New York Continued
$21,000,000	NYS DA (School District Financing)[1]	5.375%	10/01/2022		10/01/2012	A	$21,759,360
5,000,000	NYS DA (School District Financing)[1]	5.750	10/01/2022	[2]	10/01/2012	A	5,318,900
6,180,000	NYS DA (School District Financing)[1]	5.750	10/01/2030	[2]	10/01/2012	A	6,499,444
595,000	NYS DA (SCHRC)[1]	5.500	07/01/2022		07/01/2011	A	596,946
3,460,000	NYS DA (SCHRC/CHSLI Obligated Group)[1]	5.700	07/01/2013		04/01/2011	A	3,485,812
3,820,000	NYS DA (SCHRC/CHSLI Obligated Group)[1]	5.750	07/01/2014		04/01/2011	A	3,847,695
1,470,000	NYS DA (SCHRC/CHSLI Obligated Group)[1]	5.800	07/01/2015		07/01/2011	A	1,480,364
10,000	NYS DA (SCSMC/SV/CHSLI Obligated Group)[1]	5.750	07/01/2020		07/01/2011	A	10,064
21,020,000	NYS DA (SCSMC/SV/CHSLI Obligated Group)[1]	6.000	07/01/2030	[2]	07/01/2011	A	21,076,334
15,000,000	NYS DA (SCSMC/SV/CHSLI Obligated Group)[1]	6.500	07/01/2020	[2]	07/01/2012	A	15,151,200
1,100,000	NYS DA (SFH)[1]	5.500	07/01/2029		09/17/2026	C	1,087,427
250,000	NYS DA (SFH/CHSLI Obligated Group)[1]	5.500	07/01/2022		07/01/2011	A	250,818
1,000,000	NYS DA (SFH/CHSLI Obligated Group)[1]	5.800	07/01/2015		04/01/2011	A	1,007,050
15,480,000	NYS DA (SFH/GSHMC/MMC/SCHRC Obligated Group)[1]	5.000	07/01/2021		07/01/2014	A	15,678,144
35,000	NYS DA (Skidmore College)[1]	5.000	07/01/2028		01/01/2011	A	34,558
230,000	NYS DA (Southside Hospital)[1]	5.000	02/15/2018		02/15/2011	A	230,219
170,000	NYS DA (Southside Hospital)[1]	5.000	02/15/2025		02/15/2011	A	166,952
135,000	NYS DA (Southside Hospital)[1]	5.200	02/15/2021		02/15/2011	A	135,058
10,000	NYS DA (Special Act School Districts)	5.750	07/01/2011		04/01/2011	A	10,036
35,000	NYS DA (Special Act School Districts)[1]	5.750	07/01/2019		07/01/2011	A	35,287
320,000	NYS DA (Special Act School Districts)[1]	5.875	07/01/2013		04/01/2011	A	321,146
15,000	NYS DA (Special Act School Districts)	6.000	07/01/2016		04/01/2011	A	15,048
925,000	NYS DA (Special Act School Districts)[1]	6.000	07/01/2019		04/01/2011	A	928,145
2,500,000	NYS DA (Special Surgery Hospital)[1]	6.250	08/15/2034		08/15/2019	A	2,693,850
5,250,000	NYS DA (SS Joachim & Anne Residence)[1]	5.250	07/01/2027		07/01/2012	A	5,251,470
2,730,000	NYS DA (St. Barnabas Hospital)[1]	5.350	08/01/2017		02/01/2011	A	2,733,877
10,000,000	NYS DA (St. John’s University)[1]	5.250	07/01/2032		08/06/2030	C	9,823,000
3,000,000	NYS DA (St. Joseph’s College)[1]	5.250	07/01/2025		08/08/2023	C	2,993,970
5,090,000	NYS DA (St. Joseph’s Hospital Health Center)[1]	5.250	07/01/2018	[2]	01/01/2011	A	5,091,222
3,685,000	NYS DA (St. Lawrence)[1]	5.400	08/15/2026		08/15/2017	A	3,874,004
100,900,000	NYS DA (St. Luke’s Roosevelt Hospital)[1]	4.800	08/15/2025		02/15/2020	C	97,097,079
5,915,000	NYS DA (St. Vincent DePaul Residence)[1]	5.300	07/01/2018	[2]	01/01/2011	A	5,928,605
10,000,000	NYS DA (State Personal Income Tax Authority)[1]	5.000	03/15/2030		03/15/2015	A	10,095,500
100,000	NYS DA (Staten Island University Hospital)	5.000	07/01/2011		01/01/2011	A	100,144
40,000	NYS DA (Staten Island University Hospital)[1]	5.000	07/01/2017		07/01/2011	A	39,607
345,000	NYS DA (Suffern Free Library Assoc.)[1]	5.000	07/01/2020		01/01/2011	A	345,876
295,000	NYS DA (Suffern Free Library)[1]	5.000	07/01/2023		01/01/2011	A	295,009
2,820,000	NYS DA (The Bronx-Lebanon Hospital Center)[1]	6.250	08/15/2022		02/15/2014	A	2,957,729
39 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Continued

					Effective
Principal					Maturity
Amount		Coupon	Maturity		(Unaudited)*		Value

New York Continued
$250,000	NYS DA (The Bronx-Lebanon Hospital Center)[1]	6.250%	02/15/2035		02/15/2019	A	$262,965
100,000	NYS DA (The Children’s Home of Kingston)	5.250	07/01/2017		01/01/2011	A	100,349
1,630,000	NYS DA (The Rosalind & Joseph Gurwin Jewish Geriatric Center of Long Island)[1]	5.400	02/01/2015		02/01/2011	A	1,633,342
170,000	NYS DA (The Rosalind & Joseph Gurwin Jewish Geriatric Center of Long Island)[1]	5.700	02/01/2037		02/01/2011	A	170,027
2,150,000	NYS DA (United Cerebral Palsy Assoc. of Nassau County)[1]	5.500	07/01/2024		04/01/2011	A	2,151,570
1,700,000	NYS DA (United Cerebral Palsy Assoc. of NYC)[1]	5.750	07/01/2018	[2]	07/01/2012	A	1,724,038
370,000	NYS DA (United Cerebral Palsy Assoc. of NYC/United Cerebral Palsy Assoc. Obligated Group)[1]	5.000	07/01/2013		07/01/2012	A	379,912
15,000	NYS DA (United Cerebral Palsy Assoc.)	5.375	07/01/2011		04/01/2011	A	15,059
5,000	NYS DA (Upstate Community Colleges)[1]	5.000	07/01/2028		07/01/2011	A	5,001
1,905,000	NYS DA (Upstate Community Colleges)[1]	5.125	07/01/2021		07/01/2014	A	1,997,564
1,165,000	NYS DA (Upstate Community Colleges)[1]	5.125	07/01/2022		07/01/2014	A	1,227,794
20,000	NYS DA (W.K. Nursing Home)[1]	5.950	02/01/2016	[2]	03/01/2011	A	20,044
35,000	NYS DA (W.K. Nursing Home)	6.050	02/01/2026		06/01/2011	A	35,027
2,500,000	NYS DA (Willow Towers)[1]	5.400	02/01/2034		08/01/2014	A	2,510,375
2,000,000	NYS DA (Winthrop University Hospital)[1]	5.500	07/01/2023		07/01/2013	A	2,011,100
285,000	NYS DA (Wyckoff Heights Medical Center)[1]	5.200	02/15/2013		02/15/2011	A	285,735
1,000,000	NYS DA (Wyckoff Heights Medical Center)[1]	5.200	02/15/2014		02/15/2011	A	1,002,420
20,000	NYS DA (Wyckoff Heights Medical Center)[1]	5.200	02/15/2014		02/15/2011	A	20,048
250,000	NYS DA (Wyckoff Heights Medical Center)[1]	5.200	02/15/2015		02/15/2011	A	250,575
26,180,000	NYS DA (Wyckoff Heights Medical Center)[1]	5.300	08/15/2021		02/15/2011	A	26,199,373
1,020,000	NYS DA (Wyckoff Heights Medical Center)[1]	5.300	08/15/2021		02/15/2011	A	1,020,755
39,570,000	NYS DA, Series B3	6.650	08/15/2030		08/15/2012	A	40,696,843
1,000,000	NYS DA, Series B1	6.650	08/15/2030		08/15/2012	A	1,028,470
5,000	NYS EFC	5.600	09/15/2013		03/15/2011	A	5,020
1,000,000	NYS EFC[1]	5.650	02/15/2017		02/15/2011	A	1,003,990
45,000	NYS EFC (Clean Water & Drinking Revolving Funds)[1]	5.200	07/15/2016		07/15/2011	A	45,170
150,000	NYS EFC (Clean Water & Drinking Revolving Funds)[1]	5.250	11/15/2017		05/15/2011	A	150,548
175,000	NYS EFC (Clean Water & Drinking Revolving Funds)[1]	5.700	06/15/2012		06/15/2011	A	175,705
955,000	NYS EFC (L.I. Water Corp.)[1]	5.250	08/01/2027		08/01/2027		900,937
20,000	NYS EFC (NYC Municipal Water Finance Authority)	5.875	06/15/2014		06/15/2011	A	20,083
25,000	NYS EFC (NYS Water Services)[1]	5.700	07/15/2012		02/01/2011	A	25,101
7,500,000	NYS EFC (NYS Water Services)[1]	5.950	01/15/2020		01/15/2013	A	7,706,025
40 | LIMITED TERM NEW YORK MUNICIPAL FUND

						Effective
Principal						Maturity
Amount		Coupon		Maturity		(Unaudited)*		Value

New York Continued
$1,705,000	NYS EFC (NYS Water Services)	6.875%		06/15/2014	[2]	06/15/2011	A	$1,713,525
160,000	NYS EFC (NYS Water Services)[1]	7.500		06/15/2012	[2]	06/15/2011	A	160,918
300,000	NYS EFC (Pollution Control)[1]	5.500		08/15/2013		08/15/2011	A	301,227
500,000	NYS EFC (Pollution Control)[1]	5.550		08/15/2014		02/15/2011	A	501,950
135,000	NYS EFC (Pollution Control)[1]	5.650		02/15/2018		02/15/2011	A	135,313
60,000	NYS EFC (Pollution Control)[1]	6.500		06/15/2014		06/15/2011	A	60,281
1,040,000	NYS EFC (Spring Valley Water Company)[1]	5.650		11/01/2023		06/01/2011	A	1,040,416
5,800,000	NYS EFC (Spring Valley Water Company)[1]	6.300		08/01/2024		02/01/2011	A	5,802,900
25,000	NYS EFC (State Water Revolving Fund)	5.450		02/15/2012		08/15/2011	A	25,096
100,000	NYS EFC (State Water Revolving Fund)[1]	5.650		12/15/2016		06/15/2011	A	100,399
36,805,000	NYS ERDA (Brooklyn Union Gas Company)[1]	5.500		01/01/2021		04/01/2011	A	36,920,200
3,000,000	NYS ERDA (Brooklyn Union Gas Company) Linked SAVRS & RIBS[1]	6.368	[6]	04/01/2020		04/01/2011	A	3,054,600
8,310,000	NYS ERDA (Central Hudson Gas & Electric Co.)[1]	5.450		08/01/2027		02/01/2011	A	8,445,370
25,000	NYS ERDA (Central Hudson Gas & Electric Co.)[1]	6.500		12/01/2028		12/01/2013	A	25,796
10,650,000	NYS ERDA (Con Ed)[1]	0.473	[6]	10/01/2036		10/01/2036		10,040,820
4,740,000	NYS ERDA (LILCO)[1]	5.150		03/01/2016		03/01/2011	A	4,832,762
13,795,000	NYS ERDA (LILCO)[1]	5.150		03/01/2016		03/01/2011	A	14,064,968
5,245,000	NYS ERDA (LILCO)[1]	5.150		03/01/2016		03/01/2011	A	5,347,645
1,280,000	NYS ERDA (LILCO)[1]	5.150		03/01/2016		03/01/2011	A	1,305,050
20,495,000	NYS ERDA (LILCO)[1]	5.300		11/01/2023		03/01/2011	A	20,500,329
200,000	NYS ERDA (LILCO)[1]	5.300		10/01/2024		03/01/2011	A	200,002
5,720,000	NYS ERDA (Niagara Mohawk Power Corp.)[1]	0.652	[6]	12/01/2026		12/01/2026		4,551,976
315,000	NYS ERDA (Niagara Mohawk Power Corp.)[1]	5.150		11/01/2025		06/01/2011	A	315,072
880,000	NYS ERDA (NYS Electric & Gas Corp.)[1]	5.350		12/01/2028		12/01/2028		820,415
5,000	NYS GO1	5.000		09/15/2017		03/15/2011	A	5,016
150,000	NYS GO	5.250		10/01/2012		04/01/2011	A	150,582
15,000	NYS GO1	5.250		11/15/2017		05/15/2011	A	15,231
35,000	NYS GO1	5.250		05/01/2018		06/01/2011	A	35,482
5,000	NYS GO1	5.250		11/15/2021		05/15/2011	A	5,068
80,000	NYS GO1	5.300		07/15/2015		01/15/2011	A	80,279
10,000	NYS GO1	5.300		07/15/2017		01/15/2011	A	10,035
100,000	NYS GO	5.375		10/01/2011		04/01/2011	A	100,427
50,000	NYS GO1	5.500		07/15/2024		10/01/2012	A	50,141
495,000	NYS GO1	5.500		07/15/2024		02/01/2011	A	496,391
40,000	NYS GO1	6.600		12/01/2014		06/01/2011	A	40,912
3,250,000	NYS HFA (Affordable Hsg.)[1]	5.250		11/01/2027		09/07/2025	C	3,210,415
595,000	NYS HFA (Division Street)[1]	5.000		02/15/2026		02/15/2016	A	584,135
755,000	NYS HFA (Golden Age Apartments)[1]	5.000		02/15/2037		11/07/2024	C	697,061
41 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Continued

					Effective
Principal					Maturity
Amount		Coupon	Maturity		(Unaudited)*		Value

New York Continued
$3,000,000	NYS HFA (Horizons at Wawayanda)[1]	5.350%	06/01/2025		08/01/2017	A	$3,051,750
20,000	NYS HFA (Hospital & Healthcare)	5.000	11/01/2011		03/01/2011	A	20,056
9,605,000	NYS HFA (Hospital & Nursing Home)[1]	5.150	11/01/2016		06/01/2011	A	9,647,454
40,000	NYS HFA (Hospital & Nursing Home)	5.500	11/01/2012		06/01/2011	A	42,835
65,000	NYS HFA (Hospital & Nursing Home)	5.500	11/01/2013		06/01/2011	A	71,672
10,000	NYS HFA (Hospital & Nursing Home)	6.000	11/01/2013		06/01/2011	A	11,357
35,000	NYS HFA (Hospital & Nursing Home)	6.000	11/01/2014		06/01/2011	A	40,989
25,000	NYS HFA (Loewn Devel. of Wappingers Falls)[1]	5.250	08/15/2019		02/15/2011	A	25,020
55,000	NYS HFA (Meadow Manor)[1]	7.750	11/01/2019	[2]	06/01/2011	A	55,942
345,000	NYS HFA (Multifamily Hsg.)[1]	5.300	08/15/2022		08/15/2012	A	347,160
1,340,000	NYS HFA (Multifamily Hsg.)[1]	5.300	08/15/2024		02/15/2011	A	1,340,281
50,000	NYS HFA (Multifamily Hsg.)[1]	5.400	02/15/2016		02/15/2012	A	50,085
1,125,000	NYS HFA (Multifamily Hsg.)[1]	5.550	08/15/2019		08/15/2011	A	1,131,514
40,000	NYS HFA (Multifamily Hsg.)[1]	5.600	02/15/2011		02/15/2011		40,201
1,275,000	NYS HFA (Multifamily Hsg.)[1]	5.600	08/15/2019		08/15/2011	A	1,282,433
1,240,000	NYS HFA (Multifamily Hsg.)[1]	5.600	02/15/2026		02/15/2011	A	1,240,273
1,730,000	NYS HFA (Multifamily Hsg.)[1]	5.600	08/15/2033		08/15/2012	A	1,731,540
270,000	NYS HFA (Multifamily Hsg.)[1]	6.100	08/15/2028		02/15/2011	A	270,181
125,000	NYS HFA (Multifamily Hsg.)[1]	6.250	08/15/2025		02/15/2011	A	125,100
325,000	NYS HFA (Multifamily Hsg.)[1]	6.750	11/15/2036		05/15/2011	A	324,412
15,000	NYS HFA (Multifamily Hsg.)[1]	6.800	11/01/2014		06/01/2011	A	15,047
90,000	NYS HFA (Multifamily Hsg.)[1]	6.850	11/01/2019	[2]	06/01/2011	A	90,174
430,000	NYS HFA (Newburgh Interfaith Emergency Hsg.)	7.050	11/01/2012		05/15/2011	A	431,733
50,000	NYS HFA (Nonprofit Hsg.)	6.200	11/01/2011		06/01/2011	A	50,680
40,000	NYS HFA (Nonprofit Hsg.)	6.200	11/01/2012		06/01/2011	A	40,535
25,000	NYS HFA (Nonprofit Hsg.)	6.200	11/01/2013		06/01/2011	A	25,325
5,385,000	NYS HFA (Phillips Village)	7.750	08/15/2017		02/15/2011	A	5,450,051
2,770,000	NYS HFA (Senior Devel. Hsg.)[1]	5.100	11/15/2023		11/15/2017	A	2,806,176
1,590,000	NYS HFA (Simeon Dewitt)[1]	8.000	11/01/2018	[2]	06/01/2011	A	1,637,716
270,000	NYS HFA (Tiffany Gardens)[1]	4.500	08/15/2015		10/11/2012	B	282,020
2,190,000	NYS HFA, Series A1	6.100	11/01/2015	[2]	06/01/2011	A	2,198,979
405,000	NYS HFA, Series A1	6.125	11/01/2020	[2]	06/01/2011	A	405,365
1,045,000	NYS Medcare (Hospital & Nursing Home)[1]	6.300	08/15/2023		02/15/2011	A	1,048,480
740,000	NYS Medcare (Hospital & Nursing Home)[1]	6.375	08/15/2033		02/15/2011	A	742,176
275,000	NYS Medcare (Hospital & Nursing Home)[1]	7.000	08/15/2032		02/15/2011	A	275,949
135,000	NYS Medcare (Hospital & Nursing Home)[1]	7.400	11/01/2016	[2]	06/01/2011	A	135,624
65,000	NYS Medcare (Hospital & Nursing Home)[1]	9.375	11/01/2016	[2]	06/01/2011	A	65,449
10,710,000	NYS Municipal Bond Bank Agency (Special School Purpose)[1]	5.250	12/01/2019		06/01/2013	A	11,334,179
2,930,000	NYS Municipal Bond Bank Agency (Special School Purpose)[1]	5.500	06/01/2015		06/01/2013	A	3,166,217
42 | LIMITED TERM NEW YORK MUNICIPAL FUND

						Effective
Principal						Maturity
Amount		Coupon		Maturity		(Unaudited)*		Value

New York Continued
$135,000	NYS UDC (South Mall) CAB	5.857%[7]		01/01/2011		01/01/2011		$135,000
130,000	NYS UDC (South Mall) CAB	6.042	[7]	01/01/2011		01/01/2011		130,000
4,000,000	NYS UDC (Subordinated Lien)[1]	5.125		07/01/2020		07/01/2014	A	4,192,200
1,000,000	NYS UDC (Subordinated Lien)[1]	5.125		07/01/2021		07/01/2014	A	1,045,710
170,000	NYS UDC (Subordinated Lien)	5.500		07/01/2016		01/01/2011	A	170,682
5,550,000	NYS UDC (Subordinated Lien)[1]	5.500		07/01/2016		04/01/2011	A	5,570,036
6,695,000	NYS UDC (Subordinated Lien)[1]	5.500		07/01/2022	[2]	04/01/2011	A	6,717,495
6,795,000	NYS UDC (Subordinated Lien)[1]	5.600		07/01/2026	[2]	01/01/2011	A	6,813,482
3,675,000	NYS UDC, Series D1	5.625		01/01/2028		01/01/2019	A	3,842,176
70,000	Oneida County, NY GO1	5.400		03/15/2011		03/15/2011		70,642
1,885,000	Oneida County, NY IDA (Faxton Hospital)[1]	6.625		01/01/2015	[2]	01/01/2011	A	1,899,232
130,000	Oneida County, NY IDA (Mohawk Valley Network/Faxton-St. Luke’s Healthcare Obligated Group)[1]	5.000		01/01/2013		01/01/2011	A	132,484
1,190,000	Oneida County, NY IDA (Presbyterian Home)[1]	5.250		03/01/2019		03/01/2011	A	1,192,749
1,615,000	Oneida County, NY IDA (Presbyterian Home)[1]	6.100		06/01/2020		06/01/2011	A	1,629,309
905,000	Oneida County, NY IDA (Presbyterian Home)[1]	6.250		06/01/2015		06/01/2011	A	916,955
840,000	Onondaga County, NY IDA (Le Moyne College)[1]	5.500		03/01/2014		03/01/2011	A	842,579
235,000	Orange County, NY IDA (Orange Mental Retardation Properties)[1]	6.125		05/01/2016	[2]	05/15/2011	A	235,823
4,090,000	Orange County, NY IDA (St. Luke’s Cornwall Hospital Obligated Group)[1]	6.000		12/01/2016	[2]	12/01/2012	A	4,186,279
1,520,000	Orange County, NY IDA (St. Luke’s Cornwall Hospital Obligated Group)[1]	6.000		12/01/2016	[2]	12/01/2012	A	1,555,781
65,000	Oswego County, NY IDA (Seneca Hill Manor)[1]	5.550		08/01/2022		02/01/2011	A	65,034
3,510,000	Oswego County, NY IDA (Seneca Hill Manor)[1]	5.650		08/01/2037		02/01/2011	A	3,510,176
565,000	Otsego County, NY IDA (AOFMHS)[1]	5.350		10/01/2017		04/01/2011	A	566,966
510,000	Otsego County, NY IDA (Bassett Healthcare Project)[1]	5.375		11/01/2020		06/01/2011	A	509,969
1,350,000	Otsego County, NY IDA (Hartwick College)[1]	6.000		07/01/2013		07/01/2012	A	1,369,278
1,435,000	Otsego County, NY IDA (Hartwick College)[1]	6.000		07/01/2014		07/01/2012	A	1,450,541
1,520,000	Otsego County, NY IDA (Hartwick College)[1]	6.000		07/01/2015		07/01/2012	A	1,529,500
1,610,000	Otsego County, NY IDA (Hartwick College)[1]	6.000		07/01/2016		07/01/2012	A	1,615,249
3,625,000	Otsego County, NY IDA (Mary Imogene Bassett Hospital)[1]	5.350		11/01/2020		01/15/2018	C	3,624,493
25,000	Plattsburgh, NY Fire District No. 3	6.250		10/15/2014		06/15/2011	A	25,388
96,185,000	Port Authority NY/NJ (JFK International Air Terminal)[1]	5.750		12/01/2022		01/10/2021	C	95,778,137
43,160,000	Port Authority NY/NJ (JFK International Air Terminal)	5.750		12/01/2025		12/14/2024	C	43,155,684
43 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Continued

					Effective
Principal					Maturity
Amount		Coupon	Maturity		(Unaudited)*		Value

New York Continued
$49,140,000	Port Authority NY/NJ (JFK International Air Terminal)[1]	5.900%	12/01/2017	[2]	06/01/2011	A	$49,397,494
18,355,000	Port Authority NY/NJ (JFK International Air Terminal)[1]	6.250	12/01/2014		12/01/2014		19,408,210
28,000,000	Port Authority NY/NJ (JFK International Air Terminal)[1]	6.500	12/01/2028		12/01/2015	A	29,063,440
8,810,000	Port Authority NY/NJ (KIAC)	6.750	10/01/2011		04/08/2011	C	8,784,011
29,175,000	Port Authority NY/NJ (KIAC)[1]	6.750	10/01/2019		09/03/2016	C	27,729,379
20,000	Port Authority NY/NJ, 103rd Series[1]	5.250	12/15/2012		06/15/2011	A	20,070
10,000	Port Authority NY/NJ, 116th Series[1]	5.000	10/01/2012		04/01/2011	A	10,033
100,000	Port Authority NY/NJ, 116th Series[1]	5.000	10/01/2013		04/01/2011	A	100,326
160,000	Port Authority NY/NJ, 116th Series[1]	5.250	10/01/2014		04/01/2011	A	160,558
55,000	Port Authority NY/NJ, 116th Series[1]	5.250	10/01/2015		04/01/2011	A	55,192
815,000	Port Authority NY/NJ, 122nd Series[1]	5.000	07/15/2018		01/15/2011	A	815,921
30,000	Port Authority NY/NJ, 122nd Series[1]	5.000	07/15/2020		01/15/2011	A	30,017
300,000	Port Authority NY/NJ, 122nd Series[1]	5.000	07/15/2022		01/15/2011	A	300,066
165,000	Port Authority NY/NJ, 122nd Series[1]	5.000	07/15/2031		01/01/2011	A	160,760
55,000	Port Authority NY/NJ, 122nd Series[1]	5.000	07/15/2031		01/01/2011	A	53,587
2,060,000	Port Authority NY/NJ, 122nd Series	5.500	07/15/2011		07/15/2011		2,068,097
25,000	Port Authority NY/NJ, 122nd Series	5.500	07/15/2012		01/15/2011	A	25,087
5,170,000	Port Authority NY/NJ, 122nd Series[1]	5.500	07/15/2015		01/15/2011	A	5,182,356
30,000	Port Authority NY/NJ, 124th Series[1]	4.800	08/01/2018		02/01/2011	A	30,025
1,695,000	Port Authority NY/NJ, 124th Series[1]	5.000	08/01/2019		02/01/2011	A	1,696,288
20,000	Port Authority NY/NJ, 124th Series[1]	5.000	08/01/2021		02/01/2011	A	20,007
265,000	Port Authority NY/NJ, 124th Series[1]	5.000	08/01/2022		02/01/2011	A	265,061
325,000	Port Authority NY/NJ, 124th Series[1]	5.000	08/01/2024		02/01/2011	A	324,997
100,000	Port Authority NY/NJ, 124th Series[1]	5.000	08/01/2025		02/01/2011	A	99,535
60,000	Port Authority NY/NJ, 124th Series[1]	5.000	08/01/2031		02/02/2011	A	58,455
15,000	Port Authority NY/NJ, 126th Series[1]	5.000	11/15/2024		05/15/2014	A	15,085
85,000	Port Authority NY/NJ, 126th Series[1]	5.125	11/15/2032		05/15/2013	A	84,004
230,000	Port Authority NY/NJ, 127th Series[1]	5.000	12/15/2022		06/16/2013	A	233,167
30,000	Port Authority NY/NJ, 127th Series[1]	5.000	12/15/2024		06/16/2014	A	30,174
10,000	Port Authority NY/NJ, 131st Series[1]	5.000	12/15/2026		06/15/2015	A	9,929
5,745,000	Port Authority NY/NJ, 141st Series[1]	5.000	09/01/2021		09/01/2015	A	5,885,753
14,110,000	Port Authority NY/NJ, 141st Series[1]	5.000	09/01/2022		09/01/2015	A	14,352,692
6,000,000	Port Authority NY/NJ, 141st Series[1]	5.000	09/01/2025		09/01/2015	A	6,010,740
10,000,000	Port Authority NY/NJ, 141st Series[1]	5.000	09/01/2026		09/01/2026		9,929,600
4,300,000	Port Authority NY/NJ, 143rd Series[1]	5.000	10/01/2030		11/05/2028	C	4,202,046
2,100,000	Port Authority NY/NJ, 151st Series[1]	6.000	09/15/2028		03/15/2018	A	2,189,460
250,000	Port Authority NY/NJ, 152nd Series[1]	5.000	11/01/2023		05/01/2018	A	250,850
2,100,000	Port Authority NY/NJ, 152nd Series[1]	5.750	11/01/2030		05/01/2018	A	2,178,582
44 | LIMITED TERM NEW YORK MUNICIPAL FUND

				Effective
Principal				Maturity
Amount		Coupon	Maturity	(Unaudited)*		Value

New York Continued
$2,780,000	Port Authority NY/NJ, 37th Series[1]	5.500%	07/15/2019	07/15/2014	A	$3,016,467
1,190,000	Poughkeepsie, NY IDA (Eastman & Bixby Redevel. Corp.)[1]	5.900	08/01/2020	02/01/2011	A	1,191,107
1,200,000	Rensselaer County, NY IDA (Franciscan Heights)[1]	5.375	12/01/2025	08/06/2023	C	1,187,568
135,000	Rensselaer County, NY IDA (Rensselaer Polytechnical Institute)[1]	5.125	08/01/2027	02/01/2011	A	132,554
265,000	Rensselaer County, NY IDA (Rensselaer Polytechnical Institute)[1]	5.125	08/01/2029	10/07/2028	C	253,809
50,000	Rensselaer County, NY IDA (Rensselaer Polytechnical Institute)[1]	5.500	08/01/2022	08/01/2011	A	50,235
1,750,000	Rensselaer County, NY Tobacco Asset Securitization Corp.[1]	5.200	06/01/2025	03/04/2011	C	1,578,518
1,490,000	Rensselaer County, NY Tobacco Asset Securitization Corp.[1]	5.750	06/01/2043	09/04/2024	C	1,232,081
55,000	Rensselaer, NY Hsg. Authority (Renwyck)	7.650	01/01/2011	01/01/2011		55,000
230,000	Rensselaer, NY Municipal Leasing Corp. (Rensselaer County Nursing Home)[1]	5.000	06/01/2019	06/01/2014	A	233,961
5,845,000	Rensselaer, NY Municipal Leasing Corp. (Rensselaer County Nursing Home)[1]	5.875	06/01/2022	06/01/2014	A	6,045,951
25,000	Rockland County, NY Solid Waste Management Authority	5.625	12/15/2014	06/15/2011	A	25,062
7,745,000	Rockland County, NY Tobacco Asset Securitization Corp.[1]	5.500	08/15/2025	04/24/2014	C	7,164,900
55,000	Rome, NY HDC, Series A1	6.250	01/01/2024	04/01/2011	A	55,048
500,000	Saratoga County, NY IDA (Saratoga Hospital/Saratoga Care/ Benedict Community Health Center)[1]	5.000	12/01/2014	12/01/2014		532,890
3,725,000	Saratoga County, NY IDA (Saratoga Hospital/ Saratoga Care/Benedict Community Health Center)[1]	5.750	12/01/2023	06/01/2011	A	3,726,490
6,540,000	Saratoga County, NY IDA (Saratoga Hospital/ Saratoga Care/Benedict Community Health Center)[1]	5.750	12/01/2033	11/17/2029	C	6,401,156
3,405,000	Schenectady, NY Metroplex Devel. Authority, Series A1	5.375	12/15/2021	12/15/2012	A	3,493,462
25,000	Scotia, NY GO1	6.100	01/15/2012	01/15/2011	A	25,662
50,000	Seneca County, NY IDA (New York Chiropractic College)[1]	4.000	10/01/2015	10/01/2015		51,392
870,000	SONYMA, Series 101[1]	5.000	10/01/2018	10/01/2015	A	873,811
25,000	SONYMA, Series 101[1]	5.250	04/01/2022	10/01/2011	A	25,073
4,550,000	SONYMA, Series 101[1]	5.350	10/01/2026	10/01/2011	A	4,557,235
795,000	SONYMA, Series 133[1]	4.950	10/01/2021	04/01/2015	A	800,295
580,000	SONYMA, Series 145[1]	4.950	10/01/2023	04/01/2017	A	582,274
45 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Continued

					Effective
Principal					Maturity
Amount		Coupon	Maturity		(Unaudited)*		Value

New York Continued
$21,410,000	SONYMA, Series 29[3]	5.450%	10/01/2031		02/15/2013	A	$21,658,686
400,000	SONYMA, Series 31[1]	5.200	10/01/2021		04/01/2011	A	400,460
485,000	SONYMA, Series 31[1]	5.300	10/01/2031		04/01/2011	A	477,167
50,000	SONYMA, Series 63	5.700	04/01/2011		04/01/2011		50,170
85,000	SONYMA, Series 63	5.700	10/01/2011		04/01/2011	A	85,259
5,000	SONYMA, Series 65	5.550	10/01/2012		04/01/2011	A	5,012
195,000	SONYMA, Series 67[1]	5.600	10/01/2014		03/01/2011	A	195,345
100,000	SONYMA, Series 67[1]	5.600	10/01/2014	[2]	03/01/2011	A	100,170
1,105,000	SONYMA, Series 67[1]	5.700	10/01/2017	[2]	03/01/2011	A	1,106,249
500,000	SONYMA, Series 67[1]	5.800	10/01/2028	[2]	03/01/2011	A	514,975
50,000	SONYMA, Series 69[1]	5.400	10/01/2019		03/01/2011	A	50,037
3,785,000	SONYMA, Series 69[1]	5.400	10/01/2019		03/01/2011	A	3,787,763
9,085,000	SONYMA, Series 69[1]	5.500	10/01/2028		03/01/2011	A	9,085,363
145,000	SONYMA, Series 70[1]	5.375	10/01/2017		10/01/2011	A	145,155
20,000	SONYMA, Series 70[1]	5.375	10/01/2017		03/01/2011	A	20,018
375,000	SONYMA, Series 71[1]	5.350	10/01/2018		01/01/2011	A	375,285
10,000	SONYMA, Series 72[1]	5.200	10/01/2016		07/01/2011	A	10,016
65,000	SONYMA, Series 72[1]	5.300	04/01/2027		01/01/2011	A	65,008
440,000	SONYMA, Series 73-A1	5.250	10/01/2017		03/01/2011	A	440,334
215,000	SONYMA, Series 73-A	5.300	10/01/2028		03/01/2011	A	214,566
29,220,000	SONYMA, Series 77[1]	5.150	04/01/2029		02/03/2027	C	28,708,942
9,435,000	SONYMA, Series 79[1]	5.250	10/01/2021		03/01/2011	A	9,437,925
55,000	SONYMA, Series 79[1]	5.250	10/01/2021		03/01/2011	A	55,045
770,000	SONYMA, Series 79[1]	5.300	04/01/2029		03/01/2011	A	762,831
2,140,000	SONYMA, Series 80[1]	5.100	10/01/2017	[2]	03/01/2011	A	2,144,259
5,395,000	SONYMA, Series 82[1]	5.550	10/01/2019	[2]	04/01/2011	A	5,399,586
45,000	SONYMA, Series 82[1]	5.650	04/01/2030	[2]	04/01/2011	A	45,004
1,635,000	SONYMA, Series 83[1]	5.450	04/01/2018	[2]	04/01/2011	A	1,636,684
15,000	SONYMA, Series 83[1]	5.550	10/01/2027		04/01/2011	A	15,004
45,000	SONYMA, Series 83[1]	5.550	10/01/2027		04/01/2011	A	45,008
6,150,000	SONYMA, Series 97[1]	5.400	10/01/2021	[2]	04/01/2011	A	6,159,348
500,000	SONYMA, Series 98[1]	5.050	10/01/2017		04/01/2011	A	501,470
385,000	Spring Valley, NY (Quality Redevel.)[1]	5.000	06/15/2021		06/15/2017	A	391,788
405,000	Spring Valley, NY (Quality Redevel.)[1]	5.000	06/15/2022		06/15/2017	A	408,123
300,000	Spring Valley, NY GO1	5.000	05/01/2020		05/01/2015	A	306,207
310,000	Spring Valley, NY GO1	5.000	05/01/2021		05/01/2015	A	313,977
325,000	Spring Valley, NY GO1	5.000	05/01/2022		05/01/2015	A	326,801
335,000	Spring Valley, NY GO1	5.000	05/01/2023		05/01/2015	A	333,817
350,000	Spring Valley, NY GO1	5.000	05/01/2024		05/01/2015	A	345,786
365,000	Spring Valley, NY GO1	5.000	05/01/2025		05/01/2015	A	355,324
46 | LIMITED TERM NEW YORK MUNICIPAL FUND

					Effective
Principal					Maturity
Amount		Coupon	Maturity		(Unaudited)*		Value

New York Continued
$3,185,000	St. Lawrence County, NY IDA (Curran Renewable Energy)[1]	6.200%	12/01/2017		06/01/2014	C	$2,764,484
535,000	Suffolk County, NY IDA (ALIA-CCDRCA)	7.000	06/01/2016		06/01/2013	A	536,471
500,000	Suffolk County, NY IDA (ALIA-Civic Facility)	5.950	11/01/2022		11/01/2022		445,630
135,000	Suffolk County, NY IDA (ALIA-Civic Facility)	6.000	11/01/2017		11/01/2017		126,927
565,000	Suffolk County, NY IDA (ALIA-Civic Facility)	6.000	11/01/2017		11/01/2017		531,213
645,000	Suffolk County, NY IDA (ALIA-FREE)	7.000	06/01/2016		06/01/2013	A	646,774
215,000	Suffolk County, NY IDA (ALIA-IGHL)	5.950	11/01/2022		11/01/2022		191,621
225,000	Suffolk County, NY IDA (ALIA-IGHL)	6.500	12/01/2013		06/07/2011	C	221,843
800,000	Suffolk County, NY IDA (ALIA-LIHIA)	5.950	11/01/2022		11/01/2022		713,008
300,000	Suffolk County, NY IDA (ALIA-NYS ARC)	5.950	11/01/2022		11/01/2022		267,378
300,000	Suffolk County, NY IDA (ALIA-WORCA)	5.950	11/01/2022		11/01/2022		267,378
305,000	Suffolk County, NY IDA (ALIA-WORCA)	7.000	06/01/2016		04/09/2013	B	305,839
300,000	Suffolk County, NY IDA (Catholic Charities)	6.000	10/01/2020		12/27/2014	C	275,304
300,000	Suffolk County, NY IDA (DDI)	6.000	10/01/2020		12/27/2014	C	275,304
300,000	Suffolk County, NY IDA (DDI)	6.000	10/01/2020		12/27/2014	C	275,304
1,065,000	Suffolk County, NY IDA (Dowling College)[1]	5.000	06/01/2018		06/01/2018		973,857
12,000,000	Suffolk County, NY IDA (Engel Berman at East Northport)[1]	7.125	11/01/2049		11/01/2012	A	12,029,280
24,135,000	Suffolk County, NY IDA (Engel Berman at East Northport)[1]	7.125	11/01/2049		11/01/2012	A	24,193,889
110,000	Suffolk County, NY IDA (Family Residences)	6.000	10/01/2015		08/12/2012	C	105,931
355,000	Suffolk County, NY IDA (Family Residences), Series A	6.375	12/01/2018		12/20/2013	C	337,474
2,425,000	Suffolk County, NY IDA (Family Residences), Series A1	6.375	12/01/2018		10/03/2014	C	2,305,278
600,000	Suffolk County, NY IDA (Independent Group Home Living)	6.000	10/01/2020		06/27/2015	C	550,608
345,000	Suffolk County, NY IDA (L.I. Network Community Services)	7.000	02/01/2014		09/01/2012	C	345,838
265,000	Suffolk County, NY IDA (Mattituck-Laurel Library)[1]	6.000	09/01/2019	[2]	03/01/2011	A	268,207
290,000	Suffolk County, NY IDA (Nassau-Suffolk Services for Autism)	6.250	11/01/2016		03/22/2013	C	279,662
105,000	Suffolk County, NY IDA (Nassau-Suffolk Services for Autism)	6.250	11/01/2016		04/13/2013	C	101,257
700,000	Suffolk County, NY IDA (New York Institute of Technology)[1]	5.250	03/01/2017		03/01/2015	A	741,923
1,000,000	Suffolk County, NY IDA (New York Institute of Technology)[1]	5.250	03/01/2018		03/01/2015	A	1,044,280
500,000	Suffolk County, NY IDA (New York Institute of Technology)[1]	5.250	03/01/2019		03/01/2015	A	517,355
47 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Continued

					Effective
Principal					Maturity
Amount		Coupon	Maturity		(Unaudited)*		Value

New York Continued
$720,000	Suffolk County, NY IDA (New York Institute of Technology)[1]	5.250%	03/01/2020		03/01/2015	A	$736,531
1,000,000	Suffolk County, NY IDA (New York Institute of Technology)[1]	5.250	03/01/2021		03/01/2015	A	1,014,100
615,000	Suffolk County, NY IDA (Pederson-Krager Center)	6.375	11/01/2015		08/07/2012	C	587,147
530,000	Suffolk County, NY IDA (Pederson-Krager Center)	6.400	02/01/2015		10/23/2011	C	509,637
200,000	Suffolk County, NY IDA (Suffolk Hotels)	6.000	10/01/2020		12/27/2014	C	183,536
500,000	Suffolk County, NY IDA (WORCA)	6.000	10/01/2020		06/27/2015	C	458,840
1,360,000	Sullivan County, NY IDA (Center for Discovery)[1]	5.625	06/01/2013		06/01/2013		1,318,425
4,700,000	Sullivan County, NY IDA (Center for Discovery)[1]	5.875	07/01/2022		11/11/2016	C	3,759,859
5,370,000	Sullivan County, NY IDA (Center for Discovery)[1]	6.375	02/01/2020		12/09/2014	C	4,888,204
30,000	Syracuse, NY Hsg. Authority[1]	5.400	09/01/2021		09/01/2015	A	30,840
265,000	Syracuse, NY IDA (Crouse Irving Companies)[1]	5.250	01/01/2017		01/01/2011	A	265,496
25,000	Syracuse, NY IDA (Jewish Home of Central New York)	7.375	03/01/2021		04/02/2017	C	24,448
510,000	Syracuse, NY IDA (One Center Armory Garage)	6.750	12/01/2017		12/01/2011	A	509,924
900,000	Tompkins County, NY IDA (Kendall at Ithaca)[1]	5.750	07/01/2018		04/01/2011	A	900,684
2,000,000	Tompkins County, NY IDA (Kendall at Ithaca)[1]	6.000	07/01/2024		01/01/2011	A	2,000,260
110,000	Tompkins, NY Health Care Corp. (Reconstruction Home)[1]	5.875	02/01/2033		02/01/2011	A	110,055
390,000	Tompkins, NY Health Care Corp. (Reconstruction Home)[1]	10.800	02/01/2028	[2]	02/01/2011	A	411,243
10,000	Ulster County, NY GO1	5.400	11/15/2013		05/15/2011	A	10,175
10,000	Ulster County, NY GO1	5.400	11/15/2015		05/15/2011	A	10,175
25,000	Ulster County, NY GO1	5.500	11/15/2012		05/15/2011	A	25,447
1,020,000	Ulster County, NY IDA (Kingston Hospital)[1]	5.650	11/15/2024		05/15/2011	A	1,025,732
155,000	Ulster County, NY Res Rec[1]	5.000	03/01/2016		03/01/2016		166,912
160,000	Ulster County, NY Res Rec[1]	5.000	03/01/2017		03/01/2016	A	169,685
170,000	Ulster County, NY Res Rec[1]	5.000	03/01/2018		03/01/2016	A	177,927
360,000	Ulster County, NY Tobacco Asset Securitization Corp.[1]	6.000	06/01/2040		06/04/2028	C	306,310
25,000	Ulster County, NY Tobacco Asset Securitization Corp.	6.250	06/01/2025		06/01/2021	A	23,684
830,000	Ulster County, NY Tobacco Asset Securitization Corp.[1]	6.450	06/01/2040		09/14/2026	C	708,098
48 | LIMITED TERM NEW YORK MUNICIPAL FUND

					Effective
Principal					Maturity
Amount		Coupon	Maturity		(Unaudited)*		Value

New York Continued
$10,795,000	Ulster County, NY Tobacco Asset Securitization Corp.	6.750%	06/01/2030		06/01/2022	C	$10,130,892
125,000	Utica, NY IDA (Munson-Williams-Proctor Arts Institute)[1]	5.375	07/15/2019		07/15/2011	A	126,645
75,000	Utica, NY IDA (Munson-Williams-Proctor Arts Institute)[1]	5.400	07/15/2030		07/15/2012	A	75,360
20,000	Utica, NY IDA (Munson-Williams-Proctor Arts Institute)[1]	5.500	07/15/2016		01/15/2011	A	20,065
25,000	Utica, NY IDA (Munson-Williams-Proctor Arts Institute)[1]	5.500	07/15/2029		07/15/2011	A	25,085
330,000	Utica, NY IDA (Utica College Civic Facility)	6.375	12/01/2011		06/07/2011	B	337,062
250,000	Utica, NY SCHC (Multifamily), Series A1	5.550	12/01/2017		06/01/2011	A	251,493
295,000	Utica, NY SCHC (Steinhorst)[1]	6.875	04/15/2018		04/15/2011	A	299,157
935,000	Utica, NY SCHC (Steinhorst)[1]	7.125	04/15/2021		04/01/2011	A	937,300
15,000	Victor, NY GO1	4.800	12/15/2017		06/01/2011	A	15,280
100,000	Westchester County, NY GO1	5.375	12/15/2012		06/15/2011	A	101,865
50,000	Westchester County, NY GO1	5.375	12/15/2013		06/15/2011	A	50,840
45,000	Westchester County, NY Healthcare Corp., Series B1	5.375	11/01/2020		06/01/2011	A	45,153
120,000	Westchester County, NY IDA (Clearview School)	6.600	01/01/2014		01/01/2014		119,644
580,000	Westchester County, NY IDA (Guiding Eyes for the Blind)[1]	4.500	08/01/2012		02/18/2011	C	587,708
1,000,000	Westchester County, NY IDA (JDAM)[1]	6.750	04/01/2016	[2]	04/01/2011	A	1,002,500
200,000	Westchester County, NY IDA (Purchase College Foundation Hsg. Corp.)[1]	5.500	12/01/2015		12/01/2013	A	207,064
1,990,000	Westchester County, NY IDA (Rippowam-Cisqua School)[1]	5.750	06/01/2029		01/22/2022	C	1,939,195
605,000	Westchester County, NY IDA (Schnurmacher Center)	6.000	11/01/2011		11/01/2011		604,008
110,000	Westchester County, NY IDA (Westchester Airport Assoc.)[1]	5.850	08/01/2014		02/01/2011	A	110,286
690,000	Westchester County, NY IDA (Westchester Airport Assoc.)[1]	5.950	08/01/2024	[2]	02/01/2011	A	690,186
100,000	Westchester County, NY IDA (Winward School)	5.200	10/01/2021		10/01/2011	A	99,342
7,560,000	Westchester County, NY Tobacco Asset Securitization Corp.[1]	4.500	06/01/2021		01/10/2011	C	7,210,728
9,600,000	Westchester County, NY Tobacco Asset Securitization Corp.[1]	5.000	06/01/2026		07/07/2014	C	8,286,144
90,000	White Plains, NY HDC (Battle Hill)[1]	6.650	02/01/2025		02/01/2011	A	90,102
1,000,000	Yonkers, NY EDC (Charter School of Educational Excellence[1]	6.000	10/15/2030		11/16/2024	C	916,600
49 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Continued

				Effective
Principal				Maturity
Amount		Coupon	Maturity	(Unaudited)*		Value

New York Continued
$110,000	Yonkers, NY IDA (Michael Malotz Skilled Nursing Pavilion)[1]	5.450%	02/01/2029	02/01/2011	A	$110,031
165,000	Yonkers, NY IDA (Michael Malotz Skilled Nursing Pavilion)[1]	5.650	02/01/2039	02/01/2011	A	165,041
1,455,000	Yonkers, NY IDA (Monastery Manor Associates)[1]	5.000	04/01/2025	05/06/2023	C	1,392,653
1,250,000	Yonkers, NY IDA (Sarah Lawrence College)	5.750	06/01/2024	06/01/2019	A	1,311,075
1,565,000	Yonkers, NY IDA (St. John’s Riverside Hospital)[1]	6.800	07/01/2016	03/01/2014	C	1,544,201

						3,280,720,791

U.S. Possessions—28.3%
9,210,000	Guam Airport Authority, Series C1	5.375	10/01/2019	10/01/2013	B	9,298,600
6,000,000	Guam Airport Authority, Series C1	5.375	10/01/2020	10/01/2013	A	6,019,500
192,000	Guam EDA (TASC)	5.300	05/15/2014	05/15/2014		215,908
290,000	Guam Government Limited Obligation[1]	5.000	11/01/2017	12/07/2015	C	278,145
5,000,000	Guam Government Waterworks Authority & Wastewater System[1]	5.250	07/01/2025	08/07/2023	C	4,756,800
50,000	Guam International Airport Authority[1]	4.500	10/01/2014	10/01/2013	A	50,956
10,000	Guam International Airport Authority[1]	5.000	10/01/2023	10/01/2023		9,338
25,000	Guam International Airport Authority[1]	5.250	10/01/2016	10/01/2013	A	26,264
1,290,000	Guam Power Authority, Series A1	5.000	10/01/2018	10/12/2017	C	1,267,167
25,000	Guam Power Authority, Series A1	5.000	10/01/2024	07/23/2023	C	23,278
20,000	Guam Power Authority, Series A	5.250	10/01/2013	04/01/2011	A	20,036
335,000	Guam Power Authority, Series A1	5.250	10/01/2013	04/01/2011	A	335,610
50,000	Guam Power Authority, Series A1	5.250	10/01/2014	04/01/2011	A	50,000
710,000	Guam Power Authority, Series A	5.250	10/01/2023	09/02/2019	C	675,700
655,000	Guam Power Authority, Series A	5.250	10/01/2023	09/02/2019	C	623,357
40,000	Guam Power Authority, Series A1	5.250	10/01/2034	11/06/2032	C	36,649
205,000	Guam Tobacco Settlement Economic Devel. & Commerce Authority (TASC)	5.250	06/01/2032	06/01/2017	C	185,445
100,000	Northern Mariana Islands Commonwealth, Series A1	6.750	10/01/2033	10/31/2012	C	93,841
375,000	Puerto Rico Children’s Trust Fund (TASC)[1]	4.100	05/15/2013	05/15/2012	A	375,533
200,000	Puerto Rico Children’s Trust Fund (TASC)[1]	4.250	05/15/2014	05/15/2012	A	199,432
214,710,000	Puerto Rico Children’s Trust Fund (TASC)[1]	5.375	05/15/2033	01/14/2016	C	201,805,929
68,875,000	Puerto Rico Children’s Trust Fund (TASC)[1]	5.500	05/15/2039	02/26/2025	C	60,804,916
30,755,000	Puerto Rico Children’s Trust Fund (TASC)[1]	5.625	05/15/2043	09/24/2022	C	27,134,214
17,500,000	Puerto Rico Commonwealth GO1	4.750	12/01/2015	12/01/2013	A	17,958,675
50,000	Puerto Rico Commonwealth GO1	5.000	07/01/2026	06/21/2026	C	47,415
50,000	Puerto Rico Commonwealth GO1	5.000	07/01/2028	08/05/2026	C	46,681
2,000,000	Puerto Rico Commonwealth GO1	5.000	07/01/2030	07/01/2012	D	2,056,620
50 | LIMITED TERM NEW YORK MUNICIPAL FUND

				Effective
Principal				Maturity
Amount		Coupon	Maturity	(Unaudited)*		Value

U.S. Possessions Continued
$2,660,000	Puerto Rico Commonwealth GO1	5.125%	07/01/2031	01/10/2031	C	$2,563,602
7,000,000	Puerto Rico Commonwealth GO1	5.250	01/01/2015	01/01/2015		7,332,360
880,000	Puerto Rico Commonwealth GO1	5.250	07/01/2018	07/01/2013	A	906,576
900,000	Puerto Rico Commonwealth GO1	5.250	07/01/2019	07/01/2013	A	906,588
500,000	Puerto Rico Commonwealth GO1	5.250	07/01/2020	07/01/2014	A	509,345
2,430,000	Puerto Rico Commonwealth GO1	5.250	07/01/2021	07/01/2014	A	2,459,768
4,795,000	Puerto Rico Commonwealth GO1	5.250	07/01/2022	07/01/2014	A	4,830,004
7,350,000	Puerto Rico Commonwealth GO1	5.250	07/01/2022	07/01/2016	A	7,369,110
2,315,000	Puerto Rico Commonwealth GO1	5.250	07/01/2022	07/01/2013	A	2,327,362
7,395,000	Puerto Rico Commonwealth GO1	5.250	07/01/2023	07/01/2016	A	7,400,250
11,000,000	Puerto Rico Commonwealth GO1	5.250	07/01/2023	07/01/2013	A	11,030,580
4,575,000	Puerto Rico Commonwealth GO1	5.250	07/01/2023	07/01/2014	A	4,577,150
15,850,000	Puerto Rico Commonwealth GO1	5.250	07/01/2024	07/01/2013	A	15,857,291
21,785,000	Puerto Rico Commonwealth GO1	5.250	07/01/2025	07/01/2025		21,437,747
4,750,000	Puerto Rico Commonwealth GO1	5.250	07/01/2027	07/01/2027		4,597,288
15,000	Puerto Rico Commonwealth GO1	5.250	07/01/2029	07/01/2017	A	14,383
5,000,000	Puerto Rico Commonwealth GO1	5.250	07/01/2030	07/01/2030		4,765,450
2,840,000	Puerto Rico Commonwealth GO1	5.250	07/01/2030	05/08/2029	C	2,706,776
14,750,000	Puerto Rico Commonwealth GO1	5.250	07/01/2032	07/01/2032		13,898,483
11,735,000	Puerto Rico Commonwealth GO1	5.250	07/01/2032	10/01/2031	C	11,057,538
6,060,000	Puerto Rico Commonwealth GO1	5.375	07/01/2028	07/01/2028		5,909,167
3,000,000	Puerto Rico Commonwealth GO1	5.500	07/01/2019	07/01/2019		3,127,080
4,500,000	Puerto Rico Commonwealth GO1	5.500	07/01/2021	07/01/2021		4,641,255
18,600,000	Puerto Rico Commonwealth GO1	5.500	07/01/2023	07/01/2018	A	18,902,436
305,000	Puerto Rico Commonwealth GO1	5.625	07/01/2019	01/01/2011	A	305,159
1,320,000	Puerto Rico Commonwealth GO1	6.000	07/01/2027	07/01/2018	A	1,359,296
1,950,000	Puerto Rico Commonwealth GO1	6.500	07/01/2037	07/01/2019	A	2,090,556
28,360,000	Puerto Rico Electric Power Authority, Series AAA[1]	5.250	07/01/2022	07/01/2020	A	29,643,574
10,920,000	Puerto Rico Electric Power Authority, Series AAA[1]	5.250	07/01/2023	07/01/2020	A	11,245,198
11,490,000	Puerto Rico Electric Power Authority, Series AAA[1]	5.250	07/01/2024	07/01/2020	A	11,601,223
12,095,000	Puerto Rico Electric Power Authority, Series AAA[1]	5.250	07/01/2025	07/01/2020	A	12,121,851
4,905,000	Puerto Rico Electric Power Authority, Series CCC[1]	5.250	07/01/2028	07/01/2028		4,855,214
12,500,000	Puerto Rico Electric Power Authority, Series WW1	5.250	07/01/2025	07/01/2018	A	12,523,000
85,000	Puerto Rico HFA[1]	5.000	12/01/2020	12/01/2013	A	86,977
37,000,000	Puerto Rico HFA (Vivienda Modernization)[1]	4.750	10/01/2011	02/01/2011	A	37,054,760
51 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Continued

					Effective
Principal					Maturity
Amount		Coupon		Maturity	(Unaudited)*		Value

U.S. Possessions Continued
$100,000	Puerto Rico HFC[1]	5.100%		12/01/2018	06/01/2011	A	$101,490
90,000	Puerto Rico Highway & Transportation Authority[1]	5.000		07/01/2022	01/01/2011	A	88,495
90,000	Puerto Rico Highway & Transportation Authority[1]	5.000		07/01/2028	08/05/2026	C	84,025
35,000	Puerto Rico Highway & Transportation Authority[1]	5.000		07/01/2028	02/20/2026	C	32,676
45,000	Puerto Rico Highway & Transportation Authority[1]	5.250		07/01/2014	01/01/2011	A	45,464
425,000	Puerto Rico Highway & Transportation Authority[1]	5.750		07/01/2019	07/01/2013	A	433,254
230,000	Puerto Rico Highway & Transportation Authority[1]	5.750		07/01/2020	07/01/2013	A	233,846
85,000	Puerto Rico Highway & Transportation Authority[1]	5.750		07/01/2021	07/01/2013	A	86,162
7,995,000	Puerto Rico Highway & Transportation Authority[1]	5.750		07/01/2022	07/01/2013	A	8,097,816
5,000	Puerto Rico Highway & Transportation Authority, Series A1	5.000		07/01/2028	05/21/2024	C	4,668
7,000,000	Puerto Rico Highway & Transportation Authority, Series E1	5.750		07/01/2024	07/01/2012	A	7,043,820
2,145,000	Puerto Rico Highway & Transportation Authority, Series G1	5.250		07/01/2018	07/01/2013	A	2,169,496
1,175,000	Puerto Rico Highway & Transportation Authority, Series G1	5.250		07/01/2019	07/01/2013	A	1,201,226
4,355,000	Puerto Rico Highway & Transportation Authority, Series K1	5.000		07/01/2021	07/01/2021		4,299,038
11,000,000	Puerto Rico Highway & Transportation Authority, Series K1	5.000		07/01/2022	07/01/2022		10,816,080
12,275,000	Puerto Rico Highway & Transportation Authority, Series K1	5.000		07/01/2023	07/01/2023		12,012,806
12,760,000	Puerto Rico Highway & Transportation Authority, Series K1	5.000		07/01/2024	07/01/2024		12,382,176
14,545,000	Puerto Rico Highway & Transportation Authority, Series K1	5.000		07/01/2025	07/01/2025		13,950,982
16,725,000	Puerto Rico Highway & Transportation Authority, Series K1	5.000		07/01/2026	07/01/2026		15,860,318
1,000,000	Puerto Rico Highway & Transportation Authority, Series K1	5.000		07/01/2027	07/01/2027		941,060
16,800,000	Puerto Rico Highway & Transportation Authority, Series N1	0.724	[6]	07/01/2045	07/04/2043	C	8,795,136
160,000	Puerto Rico Industrial Devel. Company, Series B1	5.375		07/01/2016	01/01/2011	A	160,160
52 | LIMITED TERM NEW YORK MUNICIPAL FUND

					Effective
Principal					Maturity
Amount		Coupon	Maturity		(Unaudited)*		Value

U.S. Possessions Continued
$780,000	Puerto Rico Infrastructure[1]	5.000%	07/01/2019		07/01/2016	A	$777,863
5,000,000	Puerto Rico Infrastructure[1]	5.500	07/01/2021		07/01/2021		5,116,150
175,000	Puerto Rico Infrastructure (Mepsi Campus)	5.600	10/01/2014		10/01/2014		172,951
4,250,000	Puerto Rico Infrastructure Financing Authority[1]	5.500	07/01/2023		07/01/2023		4,348,473
3,135,000	Puerto Rico ITEMECF (Ana G. Mendez University)[1]	5.375	02/01/2019		02/01/2011	A	3,135,251
19,610,000	Puerto Rico ITEMECF (Cogeneration Facilities)[1]	6.625	06/01/2026	[2]	06/01/2011	A	19,648,828
1,500,000	Puerto Rico ITEMECF (Dr. Pila Hospital)[1]	6.125	08/01/2025		02/01/2011	A	1,501,230
60,000	Puerto Rico ITEMECF (Guaynabo Municipal Government Center)[1]	5.625	07/01/2015		04/01/2011	A	60,121
25,000	Puerto Rico ITEMECF (Hospital Auxilio Mutuo)[1]	5.500	07/01/2017		01/01/2011	A	25,021
95,000	Puerto Rico ITEMECF (Hospital Auxilio Mutuo)[1]	5.500	07/01/2026		11/08/2022	C	89,337
560,000	Puerto Rico ITEMECF (Hospital Auxilio Mutuo)[1]	6.250	07/01/2016		04/01/2011	A	562,050
75,000	Puerto Rico ITEMECF (Hospital de la Concepcion)[1]	6.125	11/15/2025		11/15/2011	A	75,962
750,000	Puerto Rico ITEMECF (Hospital de la Concepcion)[1]	6.375	11/15/2015		05/15/2011	A	760,200
2,000,000	Puerto Rico ITEMECF (Hospital de la Concepcion)[1]	6.500	11/15/2020		11/15/2011	A	2,026,260
100,000	Puerto Rico ITEMECF (InterAmerican University)[1]	5.000	10/01/2015		04/01/2011	A	100,210
130,000	Puerto Rico ITEMECF (InterAmerican University)[1]	5.000	10/01/2022		04/01/2011	A	126,422
2,250,000	Puerto Rico ITEMECF (SEAM/Hospital Espanol Auxilio Obligated Group)[1]	6.250	07/01/2024		04/01/2011	A	2,251,328
2,190,000	Puerto Rico ITEMECF (University Plaza)[1]	5.625	07/01/2015		01/01/2011	A	2,223,573
2,215,000	Puerto Rico ITEMECF (University Plaza)[1]	5.625	07/01/2016		01/01/2011	A	2,248,956
2,345,000	Puerto Rico ITEMECF (University Plaza)[1]	5.625	07/01/2017		01/01/2011	A	2,380,949
355,000	Puerto Rico ITEMECF (University Plaza)[1]	5.625	07/01/2018		01/01/2011	A	360,442
1,875,000	Puerto Rico ITEMECF (University Plaza)[1]	5.625	07/01/2019		01/01/2011	A	1,903,744
9,400,000	Puerto Rico Municipal Finance Agency, Series A1	5.250	08/01/2023		08/01/2015	A	9,404,888
10,000,000	Puerto Rico Municipal Finance Agency, Series A1	5.250	08/01/2024		08/01/2024		9,942,000
305,000	Puerto Rico Municipal Finance Agency, Series A1	5.500	07/01/2017		04/01/2011	A	305,448
25,000	Puerto Rico Municipal Finance Agency, Series B1	5.750	08/01/2013		08/01/2011	A	25,201
53 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Continued

					Effective
Principal					Maturity
Amount		Coupon	Maturity		(Unaudited)*		Value

U.S. Possessions Continued
$6,880,000	Puerto Rico Public Buildings Authority[1]	5.000%	07/01/2028		07/01/2012	D	$7,074,773
11,560,000	Puerto Rico Public Buildings Authority[1]	5.000	07/01/2036		07/01/2012	D	11,887,264
545,000	Puerto Rico Public Buildings Authority[1]	5.125	07/01/2024		01/04/2024	C	522,699
14,280,000	Puerto Rico Public Buildings Authority[1]	5.250	07/01/2029		05/02/2028	C	13,692,949
2,060,000	Puerto Rico Public Buildings Authority[1]	5.500	07/01/2021		07/01/2017	A	2,132,141
3,255,000	Puerto Rico Public Buildings Authority[1]	5.500	07/01/2025		07/01/2017	A	3,279,738
13,195,000	Puerto Rico Public Buildings Authority[1]	5.500	07/01/2026		07/01/2017	A	13,237,884
1,250,000	Puerto Rico Public Buildings Authority[1]	5.500	07/01/2035		07/01/2017	A	1,332,088
1,400,000	Puerto Rico Public Buildings Authority[1]	5.750	07/01/2034		07/01/2017	A	1,511,580
8,795,000	Puerto Rico Public Buildings Authority[1]	7.000	07/01/2021		06/01/2014	A	9,691,035
31,150,000	Puerto Rico Public Buildings Authority[1]	7.000	07/01/2025		06/01/2014	A	33,671,281
825,000	Puerto Rico Public Buildings Authority, Series G1	5.250	07/01/2019		07/01/2012	A	827,945
1,000,000	Puerto Rico Public Finance Corp., Series A1	4.100	08/01/2029		02/01/2012	D	1,001,410
60,270,000	Puerto Rico Public Finance Corp., Series A1	5.250	08/01/2029		02/01/2012	D	61,082,440
40,635,000	Puerto Rico Public Finance Corp., Series A1	5.250	08/01/2030		02/01/2012	D	41,182,760
28,325,000	Puerto Rico Public Finance Corp., Series A1	5.250	08/01/2031		02/01/2012	D	28,706,821
75,410,000	Puerto Rico Public Finance Corp., Series A1	5.750	08/01/2027		02/01/2012	D	76,822,429
19,000,000	Puerto Rico Sales Tax Financing Corp., Series A1	5.625	08/01/2030		02/01/2015	A	19,153,140
71,000,000	Puerto Rico Sales Tax Financing Corp., Series A1	6.125	08/01/2029		02/01/2014	A	73,048,350
4,080,000	University of Puerto Rico[1]	5.000	06/01/2025		06/01/2025		3,835,975
2,750,000	University of Puerto Rico[1]	5.000	06/01/2026		06/01/2026		2,559,480
95,000	University of Puerto Rico[1]	5.500	06/01/2012	[2]	06/01/2011	A	95,248
7,470,000	University of Puerto Rico, Series P1	5.000	06/01/2021		06/01/2021		7,255,387
8,500,000	University of Puerto Rico, Series P1	5.000	06/01/2022		06/01/2022		8,188,815
5,645,000	University of Puerto Rico, Series P1	5.000	06/01/2030		12/22/2028	C	5,074,121
8,410,000	University of Puerto Rico, Series Q1	5.000	06/01/2023		06/01/2023		8,047,950
300,000	University of Puerto Rico, Series Q1	5.000	06/01/2030		12/22/2028	C	269,661
5,250,000	V.I. Government Refinery Facilities (Hovensa Coker)[1]	6.500	07/01/2021	[2]	01/01/2013	A	5,267,798
80,000	V.I. HFA, Series A	6.500	03/01/2025	[2]	03/01/2011	A	80,051
1,000,000	V.I. Port Authority, Series A1	5.250	09/01/2018		09/01/2011	A	1,006,520
7,000,000	V.I. Public Finance Authority (Hovensa Refinery)[1]	4.700	07/01/2022		10/01/2018	C	6,116,250
4,825,000	V.I. Public Finance Authority (Hovensa Refinery)[1]	5.875	07/01/2022		10/01/2018	C	4,678,175
1,075,000	V.I. Public Finance Authority (Matching Fund Loan Note)[1]	5.250	10/01/2021		10/01/2014	A	1,099,779
620,000	V.I. Public Finance Authority (Matching Fund Loan Note)[1]	6.750	10/01/2037		10/01/2019	A	640,274
54 | LIMITED TERM NEW YORK MUNICIPAL FUND

					Effective
Principal					Maturity
Amount		Coupon	Maturity		(Unaudited)*		Value

U.S. Possessions Continued
$1,000,000	V.I. Public Finance Authority, Series A1	5.250%	10/01/2016		10/01/2014	A	$1,067,840
2,000,000	V.I. Public Finance Authority, Series A1	5.250	10/01/2022		10/01/2014	A	2,033,620
2,000,000	V.I. Public Finance Authority, Series A1	5.250	10/01/2023		10/01/2014	A	2,024,040
12,035,000	V.I. Public Finance Authority, Series A1	6.375	10/01/2019	[2]	10/01/2011	A	12,177,494
1,015,000	V.I. Tobacco Settlement Financing Corp. (TASC)[1]	4.750	05/15/2012		05/15/2011	A	1,018,908
80,000	V.I. Tobacco Settlement Financing Corp. (TASC)[1]	4.950	05/15/2014		05/15/2011	A	80,170
1,050,000	V.I. Tobacco Settlement Financing Corp. (TASC)[1]	5.000	05/15/2021		05/15/2013	C	978,159
1,440,000	V.I. Tobacco Settlement Financing Corp. (TASC)[1]	5.000	05/15/2031		04/12/2015	C	1,195,027
2,500,000	V.I. Water & Power Authority[1]	5.500	07/01/2017		01/01/2011	A	2,504,025

							1,261,976,952

Total Investments, at Value (Cost $4,628,598,737)—101.9%							4,542,697,743
Liabilities in Excess of Other Assets—(1.9)
							(85,024,613)

Net Assets—100.0%							$4,457,673,130
Footnotes to Statement of Investments

*	Call Date, Put Date or Average Life of Sinking Fund, if applicable, as detailed.

A.	Optional call date; corresponds to the most conservative yield calculation.

B.	Average life due to mandatory, or expected, sinking fund principal payments prior to the applicable optional call date.

C.	Average life due to mandatory, or expected, sinking fund principal payments prior to maturity.

D.	Date of mandatory put.

1.	All or a portion of the security position has been segregated for collateral to cover borrowings. See Note 5 of the accompanying Notes.

2.	Security also has mandatory sinking fund principal payments prior to maturity and an average life which is shorter than the stated final maturity.

3.	Security represents the underlying municipal bond on an inverse floating rate security. The bond was purchased by the Fund and subsequently transferred to a trust. See Note 1 of the accompanying Notes.

4.	Issue is in default. See Note 1 of the accompanying Notes.

5.	Subject to a forbearance agreement. Rate shown is current rate. See Note 1 of the accompanying Notes.

6.	Represents the current interest rate for a variable or increasing rate security.

7.	Zero coupon bond reflects effective yield on the date of purchase.
55 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Continued
Footnotes to Statement of Investments Continued
Valuation Inputs
Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:
1)	Level 1—unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2)	Level 2—inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3)	Level 3—significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).
The table below categorizes amounts that are included in the Fund’s Statement of Assets and Liabilities as of December 31, 2010 based on valuation input level:

			Level 3—
	Level 1—	Level 2—	Significant
	Unadjusted	Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Value

Assets Table
Investments, at Value:
Municipal Bonds and Notes
New York	$—	$3,266,127,995	$14,592,796	$3,280,720,791
U.S. Possessions	—	1,261,976,952	—	1,261,976,952

Total Assets	$—	$4,528,104,947	$14,592,796	$4,542,697,743

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.
See the accompanying Notes for further discussion of the methods used in determining value of the Fund’s investments, and a summary of changes to the valuation methodologies, if any, during the reporting period.
56 | LIMITED TERM NEW YORK MUNICIPAL FUND

To simplify the listings of securities, abbreviations are used per the table below:

ACDS	Assoc. for Children with Down Syndrome
ACLD	Adults and Children with Learning and Developmental Disabilities
ALIA	Alliance of Long Island Agencies
AOFMHS	Aurelia Osborn Fox Memorial Hospital Society
ARC	Assoc. of Retarded Citizens
BFCC	Brookdale Family Care Center
BID	Business Improvement District
BOCES	Board of Cooperative Educational Services
CAB	Capital Appreciation Bond
CCDRCA	Catholic Charities of the Diocese of Rockville Centre and Affiliates
CHSLI	Catholic Health Services of Long Island
CMA	Community Mainstreaming Associates, Inc.
COP	Certificates of Participation
CRR	Center for Rapid Recovery
CRV	Crystal Run Village
CSMR	Community Services for the Mentally Retarded
Con Ed	Consolidated Edison Company
DA	Dormitory Authority
DDI	Developmental Disabilities Institute
DRIVERs	Derivative Inverse Tax Exempt Receipts
EDA	Economic Devel. Authority
EDC	Economic Devel. Corp.
EFC	Environmental Facilities Corp.
ERDA	Energy Research and Devel. Authority
FNHC	Ferncilff Nursing Home Company
FREE	Family Residences and Essential Enterprises
GO	General Obligation
GSHMC	Good Samaritan Hospital Medical Center
HDC	Housing Devel. Corp.
HFA	Housing Finance Agency
HFC	Housing Finance Corp.
HKSB	Helen Keller Services for the Blind
IDA	Industrial Devel. Agency
IGHL	Independent Group Home for Living
ITEMECF	Industrial, Tourist, Educational, Medical and Environmental Community Facilities
JDAM	Julia Dyckman Andrus Memorial
JFK	John Fitzgerald Kennedy
KR	Kateri Residence
L.I.	Long Island
LIHIA	Long Island Head Injury Assoc.
LILCO	Long Island Lighting Corp.
MMC	Mercy Medical Center
MMWNHC	Mary Manning Walsh Nursing Home Company
MTA	Metropolitan Transportation Authority
NSUH	North Shore University Hospital
NSUHGC	North Shore University Hospital at Glen Cove
NSUHPL	North Shore University Hospital at Plainview
NY/NJ	New York/New Jersey
NYC	New York City
NYS	New York State
NYU	New York University
RIBS	Residual Interest Bonds
ROLs	Residual Option Longs
Res Rec	Resource Recovery Facility
SAVRS	Select Auction Variable Rate Securities
SCHC	Senior Citizen Housing Corp.
SCHRC	St. Charles Hospital and Rehabilitation Center
SCSMC	St. Catherine of Sienna Medical Center
SEAM	Sociedad Espanola de Auxilio Mutuo
SFH	St. Francis Hospital
SFTU	Services for the Underserved
SONYMA	State of New York Mortgage Agency
SUNY	State University of New York
SV	Sienna Village
TASC	Tobacco Settlement Asset-Backed Bonds
TFABs	Tobacco Flexible Amortization Bonds
UBF	University of Buffalo Foundation
UDC	Urban Devel. Corp.
USBFCC	Urban Strategies Brookdale Family Care Center
V.I.	United States Virgin Islands
WORCA	Working Organization for Retarded Children and Adults
YAI	Young Adult Institute
YMCA	Young Men’s Christian Assoc.
See accompanying Notes to Financial Statements.
57 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF ASSETS AND LIABILITIES December 31, 2010

Assets
Investments, at value (cost $4,628,598,737)—see accompanying statement of investments	$4,542,697,743
Cash	5,758,272
Receivables and other assets:
Interest	69,468,765
Shares of beneficial interest sold	6,130,544
Investments sold	2,105,000
Other	176,445

Total assets	4,626,336,769

Liabilities
Payables and other liabilities:
Payable for short-term floating rate notes issued (See Note 1)	101,550,000
Payable on borrowings (See Note 5)	44,100,000
Shares of beneficial interest redeemed	18,521,473
Distribution and service plan fees	2,772,027
Trustees’ compensation	831,820
Investments purchased	331,826
Transfer and shareholder servicing agent fees	139,309
Shareholder communications	102,863
Interest expense on borrowings	3,988
Dividends	865
Other	309,468

Total liabilities	168,663,639

Net Assets	$4,457,673,130

Composition of Net Assets
Paid-in capital	$4,610,810,571
Accumulated net investment income	5,141,802
Accumulated net realized loss on investments	(72,378,249)
Net unrealized depreciation on investments	(85,900,994)

Net Assets	$4,457,673,130

58 | LIMITED TERM NEW YORK MUNICIPAL FUND

Net Asset Value Per Share
Class A Shares:
Net asset value and redemption price per share (based on net assets of $3,121,032,983 and 968,566,546 shares of beneficial interest outstanding)	$3.22
Maximum offering price per share (net asset value plus sales charge of 3.50% of offering price)	$3.34
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $43,447,853 and 13,501,111 shares of beneficial interest outstanding)	$3.22
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $1,293,192,294 and 403,053,071 shares of beneficial interest outstanding)	$3.21
See accompanying Notes to Financial Statements.
59 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF OPERATIONS For the Year Ended December 31, 2010

Investment Income
Interest	$220,872,611
Other income	1,403

Total investment income	220,874,014

Expenses
Management fees	17,143,099
Distribution and service plan fees:
Class A	7,386,165
Class B	496,759
Class C	12,464,001
Transfer and shareholder servicing agent fees:
Class A	884,683
Class B	67,990
Class C	511,917
Shareholder communications:
Class A	107,977
Class B	6,398
Class C	54,993
Borrowing fees	1,592,777
Accounting service fees	1,292,829
Interest expense and fees on short-term floating rate notes issued (See Note 1)	1,215,934
Interest expense on borrowings	85,970
Trustees’ compensation	79,118
Custodian fees and expenses	28,568
Administration service fees	1,500
Other	317,286

Total expenses	43,737,964

Net Investment Income	177,136,050

Realized and Unrealized Loss
Net realized loss on investments	(1,444,221)
Net change in unrealized appreciation/depreciation on investments	(47,908,149)

Net Increase in Net Assets Resulting from Operations	$127,783,680

See accompanying Notes to Financial Statements.
60 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENTS OF CHANGES IN NET ASSETS

Year Ended December 31,	2010	2009

Operations
Net investment income	$177,136,050	$156,051,148
Net realized gain (loss)	(1,444,221)	6,902,848
Net change in unrealized appreciation/depreciation	(47,908,149)	467,811,089

Net increase in net assets resulting from operations	127,783,680	630,765,085

Dividends and/or Distributions to Shareholders
Dividends from net investment income:
Class A	(130,997,041)	(118,781,933)
Class B	(1,761,280)	(2,728,379)
Class C	(45,266,887)	(39,795,702)

	(178,025,208)	(161,306,014)

Beneficial Interest Transactions
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A	354,464,555	117,821,111
Class B	(15,739,226)	(40,905,262)
Class C	170,465,451	87,110,175

	509,190,780	164,026,024

Net Assets
Total increase	458,949,252	633,485,095
Beginning of period	3,998,723,878	3,365,238,783

End of period (including accumulated net investment income of $5,141,802 and $5,327,057, respectively)	$4,457,673,130	$3,998,723,878

See accompanying Notes to Financial Statements.
61 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF CASH FLOWS For the Year Ended December 31, 2010

Cash Flows from Operating Activities
Net increase in net assets from operations	$127,783,680
Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:
Purchase of investment securities	(950,645,975)
Proceeds from disposition of investment securities	524,414,294
Short-term investment securities, net	(53,420,230)
Premium amortization	17,523,393
Discount accretion	(1,517,115)
Net realized loss on investments	1,444,221
Net change in unrealized appreciation/depreciation on investments	47,908,149
Change in assets:
Decrease in receivable for securities sold	1,390,000
Decrease in other assets	291,163
Increase in interest receivable	(6,463,455)
Change in liabilities:
Increase in other liabilities	457,610
Decrease in payable for securities purchased	(28,119,630)

Net cash used in operating activities	(318,953,895)

Cash Flows from Financing Activities
Proceeds from bank borrowings	657,800,000
Payments on bank borrowings	(670,400,000)
Payments on short-term floating rate notes issued	(11,080,000)
Proceeds from shares sold	1,206,576,770
Payments on shares redeemed	(813,343,843)
Cash distributions paid	(45,781,161)

Net cash provided by financing activities	323,771,766
Net increase in cash	4,817,871
Cash, beginning balance	940,401

Cash, ending balance	$5,758,272

Supplemental disclosure of cash flow information:
Noncash financing activities not included herein consist of reinvestment of dividends and distributions of $132,243,711.
Cash paid for interest on bank borrowings—$84,119.
Cash paid for interest on short-term floating rate notes issued—$1,215,934.
See accompanying Notes to Financial Statements.
62 | LIMITED TERM NEW YORK MUNICIPAL FUND

FINANCIAL HIGHLIGHTS

Class A Year Ended December 31,	2010	2009	2008	2007	2006

Per Share Operating Data
Net asset value, beginning of period	$3.25	$2.85	$3.32	$3.40	$3.36

Income (loss) from investment operations:
Net investment income[1]	.14	.14	.14	.14	.14
Net realized and unrealized gain (loss)	(.03)	.40	(.47)	(.08)	.03

Total from investment operations	.11	.54	(.33)	.06	.17

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.14)	(.14)	(.14)	(.14)	(.13)

Net asset value, end of period	$3.22	$3.25	$2.85	$3.32	$3.40

Total Return, at Net Asset Value[2]	3.51%	19.45%	(10.18)%	1.74%	5.30%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,121,033	$2,801,988	$2,355,062	$2,745,029	$2,784,037

Average net assets (in thousands)	$3,000,461	$2,558,997	$2,765,248	$2,721,428	$2,696,464

Ratios to average net assets:[3]
Net investment income	4.35%	4.50%	4.55%	4.18%	4.10%
Expenses excluding interest and fees on short-term floating rate notes issued and interest and fees from borrowings	0.72%	0.75%	0.74%	0.71%	0.72%
Interest and fees from borrowings	0.04%	0.26%	0.09%	0.03%	0.07%
Interest and fees on short-term floating rate notes issued[4]	0.03%	0.04%	0.10%	0.21%	0.18%

Total expenses	0.79%	1.05%	0.93%	0.95%	0.97%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.79%	1.05%	0.93%	0.95%	0.97%

Portfolio turnover rate	14%	12%	19%	18%	23%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Interest and fee expense relates to the Fund’s liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions.
See accompanying Notes to Financial Statements.
63 | LIMITED TERM NEW YORK MUNICIPAL FUND

FINANCIAL HIGHLIGHTS Continued

Class B Year Ended December 31,	2010	2009	2008	2007	2006

Per Share Operating Data
Net asset value, beginning of period	$3.25	$2.85	$3.32	$3.40	$3.36

Income (loss) from investment operations:
Net investment income[1]	.12	.11	.12	.11	.11
Net realized and unrealized gain (loss)	(.03)	.41	(.47)	(.08)	.04

Total from investment operations	.09	.52	(.35)	.03	.15

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.12)	(.12)	(.12)	(.11)	(.11)

Net asset value, end of period	$3.22	$3.25	$2.85	$3.32	$3.40

Total Return, at Net Asset Value[2]	2.62%	18.39%	(10.90)%	0.95%	4.48%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$43,448	$59,451	$90,497	$228,022	$318,452

Average net assets (in thousands)	$49,788	$71,243	$157,158	$272,855	$346,849

Ratios to average net assets:[3]
Net investment income	3.50%	3.64%	3.72%	3.38%	3.31%
Expenses excluding interest and fees on short-term floating rate notes issued and interest and fees from borrowings	1.58%	1.66%	1.54%	1.51%	1.52%
Interest and fees from borrowings	0.04%	0.26%	0.09%	0.03%	0.07%
Interest and fees on short-term floating rate notes issued[4]	0.03%	0.04%	0.10%	0.21%	0.18%

Total expenses	1.65%	1.96%	1.73%	1.75%	1.77%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.65%	1.96%	1.73%	1.75%	1.77%

Portfolio turnover rate	14%	12%	19%	18%	23%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Interest and fee expense relates to the Fund’s liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions.
See accompanying Notes to Financial Statements.
64 | LIMITED TERM NEW YORK MUNICIPAL FUND

Class C Year Ended December 31,	2010	2009	2008	2007	2006

Per Share Operating Data
Net asset value, beginning of period	$3.24	$2.84	$3.31	$3.39	$3.35

Income (loss) from investment operations:
Net investment income[1]	.12	.12	.12	.11	.11
Net realized and unrealized gain (loss)	(.03)	.40	(.47)	(.08)	.04

Total from investment operations	.09	.52	(.35)	.03	.15

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.12)	(.12)	(.12)	(.11)	(.11)

Net asset value, end of period	$3.21	$3.24	$2.84	$3.31	$3.39

Total Return, at Net Asset Value[2]	2.74%	18.63%	(10.89)%	0.97%	4.52%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,293,192	$1,137,285	$919,680	$1,052,153	$1,105,643

Average net assets (in thousands)	$1,250,552	$1,021,648	$1,054,502	$1,076,271	$1,127,896

Ratios to average net assets:[3]
Net investment income	3.59%	3.75%	3.78%	3.40%	3.34%
Expenses excluding interest and fees on short-term floating rate notes issued and interest and fees from borrowings	1.48%	1.50%	1.51%	1.49%	1.49%
Interest and fees from borrowings	0.04%	0.26%	0.09%	0.03%	0.07%
Interest and fees on short-term floating rate notes issued[4]	0.03%	0.04%	0.10%	0.21%	0.18%

Total expenses	1.55%	1.80%	1.70%	1.73%	1.74%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.55%	1.80%	1.70%	1.73%	1.74%

Portfolio turnover rate	14%	12%	19%	18%	23%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Interest and fee expense relates to the Fund’s liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions.
See accompanying Notes to Financial Statements.
65 | LIMITED TERM NEW YORK MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS
1. Significant Accounting Policies
Limited Term New York Municipal Fund (the “Fund”) is a separate series of Rochester Portfolio Series, a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund’s investment objective is to seek as high a level of income exempt from federal income tax and New York State and New York City personal income taxes as is consistent with its investment policies and prudent investment management. The Fund’s investment adviser is OppenheimerFunds, Inc. (the “Manager”).
     The Fund offers Class A, Class B and Class C shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B and C have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares 72 months after the date of purchase.
     The following is a summary of significant accounting policies consistently followed by the Fund.
Securities Valuation. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.
     Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than unadjusted quoted prices for an asset that are observable are classified as “Level 2” and significant unobservable inputs, including the Manager’s judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund’s investments under these levels of classification is included following the Statement of Investments.
     Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Trustees or dealers.
     Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. Securities whose principal exchange is NASDAQ® are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current
66 | LIMITED TERM NEW YORK MUNICIPAL FUND

day’s closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.
     Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.
     U.S. domestic and international debt instruments (including corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and “money market-type” debt instruments with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing price quotations obtained from independent pricing services or broker-dealers. Such prices are typically determined based upon information obtained from market participants including reported trade data, broker-dealer price quotations and inputs such as benchmark yields and issuer spreads from identical or similar securities.
     “Money market-type” debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.
     In the absence of a readily available unadjusted quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund’s assets are valued but after the close of the securities’ respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
     There have been no significant changes to the fair valuation methodologies of the Fund during the period.
Inverse Floating Rate Securities. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund may expose up to 5% of its total assets to the effects of leverage from its
67 | LIMITED TERM NEW YORK MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Continued
1. Significant Accounting Policies Continued
investments in inverse floaters. The Fund’s exposure to the effects of leverage from its investments in inverse floaters amount to $101,550,000 as of December 31, 2010, which represents 2.20% of the Fund’s total assets.
     Certain inverse floating rate securities are created when the Fund purchases and subsequently transfers a municipal bond security (the “municipal bond”) to a broker dealer. The municipal bond is typically a fixed rate security. The broker dealer (the “sponsor”) creates a trust (the “Trust”) and deposits the municipal bond. The Trust issues short-term floating rate notes available to third parties and a residual interest in the municipal bond (referred to as an “inverse floating rate security”) to the Fund. The terms of these inverse floating rate securities grant the Fund the right to require that the Trust issuing the inverse floating rate security compel a tender of the short-term floating rate notes to facilitate the Fund’s repurchase of the underlying municipal bond. Following such a request, the Fund pays the sponsor the principal amount due to the holders of the short-term floating rate notes issued by the Trust and exchanges the inverse floating rate security for the underlying municipal bond. These transactions are considered secured borrowings for financial reporting purposes. As a result of such accounting treatments, the Fund includes the municipal bond position on its Statement of Investments (but does not separately include the inverse floating rate securities received). The Fund also includes the value of the municipal bond and a payable amount equal to the short-term floating rate notes issued by the Trust on its Statement of Assets and Liabilities. The interest rates on these short-term floating rate notes reset periodically, usually weekly. The holders of these short-term floating rate notes have the option to tender their investment, to the sponsor or the Trust’s liquidity provider, for redemption at par at each reset date. Income from the municipal bond position and the interest expense on the payable for the short-term floating rate notes issued by the Trust are recorded on the Fund’s Statement of Operations. At December 31, 2010, municipal bond holdings with a value of $150,852,016 shown on the Fund’s Statement of Investments are held by such Trusts and serve as collateral for the $101,550,000 in short-term floating rate notes issued and outstanding at that date.
     The Fund’s investments in inverse floaters involve certain risks. The market value of an inverse floating rate security can be more volatile than that of a conventional fixed-rate bond having similar credit quality, maturity and redemption provisions. Typically, an inverse floating rate security tends to underperform fixed rate bonds when long-term interest rates are rising but tends to outperform fixed rate bonds when long-term interest rates are stable or falling. An inverse floating rate security entails a degree of leverage because the trust issues short-term securities in a ratio to the inverse floating rate security with the underlying long-term bond providing collateral for the obligation to pay the principal value of the short-term securities if and when they are tendered. If the Fund has created the inverse floater by depositing a long-term bond into a trust, it may be required to provide additional collateral for the short-term securities if the value of the underlying bond deposited in the trust falls.
68 | LIMITED TERM NEW YORK MUNICIPAL FUND

At December 31, 2010, the Fund’s residual exposure to these types of inverse floating rate securities were as follows:

Principal		Coupon	Maturity
Amount	Inverse Floater[1]	Rate[2]	Date	Value

$3,335,000	NYC GO DRIVERS	10.953%	8/15/23	$3,763,814
3,780,000	NYC GO DRIVERS	10.958	12/1/23	4,275,104
2,240,000	NYC GO ROLs[3]	15.777	4/1/30	2,258,346
7,250,000	NYC GO ROLs[3]	13.921	6/1/23	8,456,690
5,000,000	NYC GO ROLs[3]	8.639	4/1/22	6,057,900
9,895,000	NYS DA ROLs[3]	19.622	8/15/30	11,021,843
7,085,000	NYS DA ROLs[3]	8.205	7/1/27	7,864,633
5,355,000	SONYMA, Series 29 DRIVERS	15.578	10/1/31	5,603,686

				$49,302,016

1.	For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table on page 57 of the Statement of Investments.

2.	Represents the current interest rate for a variable rate bond known as an “inverse floater.”

3.	Security is subject to a shortfall and forbearance agreement.
The Fund enters into shortfall and forbearance agreements with the sponsors of certain inverse floaters held by the Fund. These agreements commit the Fund to reimburse the sponsor of the inverse floater, in certain circumstances, for the amount of the difference between the liquidation value of the underlying security (which is the basis of the inverse floater) and the principal amount due to the holders of the short-term floating rate notes issued by the Trust in conjunction with the inverse floating rate security. Under the standard terms of an inverse floating rate security, absent such a shortfall and forbearance agreement, the Fund would not be required to make such a reimbursement. The Manager monitors the Fund’s potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund’s investment in such inverse floating rate securities, if it deems it appropriate to do so. As of December 31, 2010, in addition to the exposure detailed in the preceding table, the Fund’s maximum exposure under such agreements is estimated at $71,270,000.
Credit Risk. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently default. Information concerning securities in default as of December 31, 2010 is as follows:

Cost	$595,000
Market Value	$388,880
Market Value as a % of Net Assets	0.01%
The Fund has entered into forbearance agreements with certain obligors under which the Fund has agreed to temporarily forego receipt of the original principal or coupon interest rates. As of December 31, 2010, securities with an aggregate market value of $557,746,
69 | LIMITED TERM NEW YORK MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Continued
1. Significant Accounting Policies Continued
representing 0.01% of the Fund’s net assets, were subject to these forbearance agreements. Interest and principal payments of $13,866 and $410,000, respectively, are contractually owed to the Fund with respect to these securities and will not be collected under these forbearance agreements.
Concentration Risk. There are certain risks arising from geographic concentration in any state, commonwealth or territory. Certain economic, regulatory or political developments occurring in the state, commonwealth or territory may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remain open for the three preceding fiscal reporting period ends.
The tax components of capital shown in the following table represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

Net Unrealized
Depreciation
Based on Cost
of Securities and
Undistributed	Undistributed	Accumulated	Other Investments
Net Investment	Long-Term	Loss	for Federal Income
Income	Gain	Carryforward[1,2,3]	Tax Purposes

$9,137,212	$—	$72,862,534	$85,416,712

1.	As of December 31, 2010, the Fund had $72,862,534 of net capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. As of December 31, 2010, details of the capital loss carryforwards were as follows:

Expiring

2011	$2,127,827
2016	53,401,694
2017	16,519,543
2018	813,470

Total	$72,862,534

70 | LIMITED TERM NEW YORK MUNICIPAL FUND

2.	During the fiscal year ended December 31, 2010, the Fund did not utilize any capital loss carryforward.

3.	During the fiscal year ended December 31, 2009, the Fund did not utilize any capital loss carryforward.
Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.
Accordingly, the following amounts have been reclassified for December 31, 2010. Net assets of the Fund were unaffected by the reclassifications.

Increase to
Increase to	Accumulated
Accumulated Net	Net Realized Loss
Investment Income	on Investments

$703,903	$703,903
The tax character of distributions paid during the years ended December 31, 2010 and December 31, 2009 was as follows:

	Year Ended	Year Ended
	December 31, 2010	December 31, 2009

Distributions paid from:
Exempt-interest dividends	$177,065,616	$159,226,970
Ordinary income	959,592	2,079,044

Total	$178,025,208	$161,306,014

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of December 31, 2010 are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities	$4,523,875,059 [1]

Gross unrealized appreciation	$37,088,853
Gross unrealized depreciation	(122,505,565)

Net unrealized depreciation	$(85,416,712)

1.	The Federal tax cost of securities does not include cost of $104,239,396, which has otherwise been recognized for financial reporting purposes, related to bonds placed into trusts in conjunction with certain investment transactions. See the Inverse Floating Rate Securities note above.
Trustees’ Compensation. The Fund has adopted an unfunded retirement plan (the “Plan”) for the Fund’s independent trustees. Benefits are based on years of service and fees paid to each trustee during their period of service. The Plan was frozen with respect to adding new participants effective December 31, 2006 (the “Freeze Date”) and existing Plan Participants as of the Freeze Date will continue to receive accrued benefits under the
71 | LIMITED TERM NEW YORK MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Continued
1. Significant Accounting Policies Continued
Plan. Active independent trustees as of the Freeze Date have each elected a distribution method with respect to their benefits under the Plan. During the year ended December 31, 2010, the Fund’s projected benefit obligations, payments to retired trustees and accumulated liability were as follows:

Projected Benefit Obligations Increased	$6,227
Payments Made to Retired Trustees	68,227
Accumulated Liability as of December 31, 2010	665,903
The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of trustees’ fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the compensation deferral plan.
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.
Investment Income. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.
Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdraft at a rate equal to the 1 Month LIBOR Rate plus 2.00%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.
Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
72 | LIMITED TERM NEW YORK MUNICIPAL FUND

Indemnifications. The Fund’s organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

	Year Ended December 31, 2010		Year Ended December 31, 2009
	Shares	Amount	Shares	Amount

Class A
Sold	258,957,836	$851,290,493	178,713,706	$561,592,483
Dividends and/or distributions reinvested	29,098,141	95,587,964	27,512,219	85,325,198
Redeemed	(180,902,889)	(592,413,902)	(170,581,375)	(529,096,570)

Net increase	107,153,088	$354,464,555	35,644,550	$117,821,111

Class B
Sold	3,494,253	$11,454,814	2,443,838	$7,594,784
Dividends and/or distributions reinvested	418,476	1,372,836	664,269	2,041,991
Redeemed	(8,713,849)	(28,566,876)	(16,584,076)	(50,542,037)

Net decrease	(4,801,120)	$(15,739,226)	(13,475,969)	$(40,905,262)

Class C
Sold	103,732,010	$339,374,183	69,423,667	$217,305,875
Dividends and/or distributions reinvested	10,785,313	35,282,911	10,008,778	30,917,410
Redeemed	(62,531,361)	(204,191,643)	(52,148,784)	(161,113,110)

Net increase	51,985,962	$170,465,451	27,283,661	$87,110,175

3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended December 31, 2010, were as follows:

	Purchases	Sales

Investment securities	$950,645,975	$524,414,294
73 | LIMITED TERM NEW YORK MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Continued
4. Fees and Other Transactions with Affiliates
Management Fees. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

Fee Schedule

Up to $100 million	0.50%
Next $150 million	0.45
Next $1.75 billion	0.40
Next $3 billion	0.39
Over $5 billion	0.38
Accounting Service Fees. Accounting service fees paid to the Manager were in accordance with the accounting services agreement with the Fund which provides for an annual fee of $12,000 for the first $30 million of average daily net assets and $9,000 for each additional $30 million of average daily net assets. During the year ended December 31, 2010, the Fund paid $1,292,829 to the Manager for accounting services.
Administration Service Fees. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund’s tax returns.
Transfer Agent Fees. OppenheimerFunds Services (“OFS”), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the year ended December 31, 2010, the Fund paid $1,452,353 to OFS for services to the Fund.
Distribution and Service Plan (12b-1) Fees. Under its General Distributor’s Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s classes of shares.
Service Plan for Class A Shares. The Fund has adopted a Service Plan (the “Plan”) for Class A shares under Rule 12b-1 of the Investment Company Act of 1940. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the daily net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.
Distribution and Service Plans for Class B and Class C Shares. The Fund has adopted Distribution and Service Plans (the “Plans”) for Class B and Class C shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares daily net assets. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B or Class C plan is terminated by the Fund or by the
74 | LIMITED TERM NEW YORK MUNICIPAL FUND

shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations. The Distributor determines its uncompensated expenses under the Plans at calendar quarter ends. The Distributor’s aggregate uncompensated expenses under the Plans at December 31, 2010 were as follows:

Class C	$36,864,496
Sales Charges. Front-end sales charges and contingent deferred sales charges (“CDSC”) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

		Class A	Class B	Class C
	Class A	Contingent	Contingent	Contingent
	Front-End	Deferred	Deferred	Deferred
	Sales Charges	Sales Charges	Sales Charges	Sales Charges
	Retained by	Retained by	Retained by	Retained by
Year Ended	Distributor	Distributor	Distributor	Distributor

December 31, 2010	$948,015	$128,518	$37,970	$156,732
Waivers and Reimbursements of Expenses. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class.
     Some of these undertakings may be modified or terminated at any time; some may not be modified or terminated until after one year from the date of the current prospectus, as indicated therein.
5. Borrowings
The Fund can borrow money from banks in amounts up to one third of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings. The Fund can use those borrowings for investment-related purposes such as purchasing portfolio securities. The Fund can also borrow for other purposes, such as to raise money to unwind or “collapse” trusts that issued “inverse floaters” to the Fund, or to contribute to such trusts to enable them to meet tenders of their short-term securities by the holders of those securities. The Fund also may borrow to meet redemption obligations or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. The use of leverage will subject the Fund to greater costs than funds that do not borrow for leverage, and may also make the Fund’s share price more sensitive to interest changes. The interest on borrowed money is an expense that might reduce the Fund’s yield. Expenses incurred by the Fund with respect to interest on borrowings and commitment fees are disclosed separately or as other expenses on the Statement of Operations.
75 | LIMITED TERM NEW YORK MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Continued
5. Borrowings Continued
     The Fund entered into a Revolving Credit and Security Agreement (the “Agreement”) with conduit lenders and a bank which enables it to participate with certain other Oppenheimer funds in a committed, secured borrowing facility that permits borrowings of up to $2.25 billion, collectively. To secure the loan, the Fund pledges investment securities in accordance with the terms of the Agreement. Securities held in collateralized accounts to cover these borrowings are noted in the Statement of Investments. Interest is charged to the Fund, based on its borrowings, at current commercial paper issuance rates (0.2931% as of December 31, 2010). The Fund pays additional fees annually to its lender on its outstanding borrowings to manage and administer the facility. The Fund is also allocated its pro-rata share of an annual structuring fee and ongoing commitment fees both of which are based on the total facility size. Total fees and interest that are included in expenses on the Fund’s Statement of Operations related to its participation in the borrowing facility during the year ended December 31, 2010 equal 0.04% of the Fund’s average net assets on an annualized basis. The Fund has the right to prepay such loans and terminate its participation in the conduit loan facility at any time upon prior notice.
As of December 31, 2010, the Fund had borrowings outstanding at an interest rate of 0.2931%. Details of the borrowings for the year ended December 31, 2010 are as follows:

Average Daily Loan Balance	$27,141,644
Average Daily Interest Rate	0.315%
Fees Paid	$1,151,390
Interest Paid	$84,119
6. Pending Litigation
Since 2009, a number of lawsuits have been pending in federal courts against the Manager, the Distributor, and certain mutual funds (“Defendant Funds”) advised by the Manager and distributed by the Distributor (but not including the Fund). The lawsuits naming the Defendant Funds also name as defendants certain officers and current and former trustees of the respective Defendant Funds. The plaintiffs seek class action status on behalf of purchasers of shares of the respective Defendant Fund during a particular time period. The lawsuits raise claims under federal securities laws alleging that, among other things, the disclosure documents of the respective Defendant Fund contained misrepresentations and omissions, that such Defendant Fund’s investment policies were not followed, and that such Defendant Fund and the other defendants violated federal securities laws and regulations. The plaintiffs seek unspecified damages, equitable relief and an award of attorneys’ fees and litigation expenses.
     In 2009, what are claimed to be derivative lawsuits were filed in state court against the Manager and a subsidiary (but not against the Fund), on behalf of the New Mexico Education Plan Trust. These lawsuits allege breach of contract, breach of fiduciary duty, negligence and violation of state securities laws, and seek compensatory damages, equitable relief and an award of attorneys’ fees and litigation expenses.
76 | LIMITED TERM NEW YORK MUNICIPAL FUND

     Other lawsuits have been filed since 2008 in various state and federal courts, against the Manager and certain of its affiliates. Those lawsuits were filed by investors who made investments through an affiliate of the Manager, and relate to the alleged investment fraud perpetrated by Bernard Madoff and his firm (“Madoff ”). Those suits allege a variety of claims, including breach of fiduciary duty, fraud, negligent misrepresentation, unjust enrichment, and violation of federal and state securities laws and regulations, among others. They seek unspecified damages, equitable relief and an award of attorneys’ fees and litigation expenses. None of the suits have named the Distributor, any of the Oppenheimer mutual funds or any of their independent Trustees or Directors as defendants. None of the Oppenheimer funds invested in any funds or accounts managed by Madoff.
     The Manager believes that the lawsuits described above are without legal merit and is defending against them vigorously. The Defendant Funds’ Boards of Trustees have also engaged counsel to defend the suits brought against those Funds and the present and former Independent Trustees named in those suits. While it is premature to render any opinion as to the outcome in these lawsuits, or whether any costs that the Defendant Funds may bear in defending the suits might not be reimbursed by insurance, the Manager believes that these suits should not impair the ability of the Manager or the Distributor to perform their respective duties to the Fund, and that the outcome of all of the suits together should not have any material effect on the operations of any of the Oppenheimer funds.
7. Subsequent Event
The Regulated Investment Company Modernization Act of 2010 (the “Act”) was signed into law on December 22, 2010. The Act makes changes to a number of tax rules impacting the Fund. Under the Act, future capital losses generated by a fund may be carried over indefinitely, but these losses must be used prior to the utilization of any pre-enactment capital losses. Since pre-enactment capital losses may only be carried forward for eight years, there may be a greater likelihood that all or a portion of a fund’s pre-enactment capital losses will expire unused. In general, the provisions of the Act will be effective for the Fund’s fiscal year ending December 31, 2011. Specific information regarding the impact of the Act on the Fund will be contained within the “Federal Taxes” section of the financial statement notes for the fiscal year ending December 31, 2011.
77 | LIMITED TERM NEW YORK MUNICIPAL FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The Board of Trustees and Shareholders of Rochester Portfolio Series
We have audited the accompanying statement of assets and liabilities of Limited Term New York Municipal Fund (one of the Funds constituting the Rochester Portfolio Series), including the statement of investments, as of December 31, 2010, the related statement of operations and cash flows for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2010, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Limited Term New York Municipal Fund as of December 31, 2010, the results of its operations and cash flows for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
KPMG llp
Denver, Colorado
February 16, 2011
78 | LIMITED TERM NEW YORK MUNICIPAL FUND

FEDERAL INCOME TAX INFORMATION Unaudited
In early 2011, if applicable, shareholders of record received information regarding all taxable dividends and distributions paid to them by the Fund during calendar year 2010. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.
     None of the dividends paid by the Fund during the fiscal year ended December 31, 2010 are eligible for the corporate dividend-received deduction. 99.46% of the dividends were derived from interest on municipal bonds and are not subject to federal income taxes; 100% of the dividends are not subject to New York State and New York City income taxes. For the state income tax reporting purposes of non-New York State shareholders, the distribution breaks down as follows: New York State (72.6%), Puerto Rico (26.1%), Guam (0.4%), Virgin Islands (0.9%).
     During 2010, 19.92% of this tax-exempt income was derived from “private activity bonds”. These are municipal bonds used to finance privately operated facilities. The interest on these bonds is not taxable for most investors. For the few investors subject to the Alternative Minimum Tax, the interest from these bonds is considered a preference item.
     The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.
79 | LIMITED TERM NEW YORK MUNICIPAL FUND

BOARD APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT Unaudited
Each year, the Board of Trustees (the “Board”), including a majority of the independent Trustees, is required to determine whether to renew the Fund’s investment advisory agreement (the “Agreement”). The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the Agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information that the Board requests for that purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.
     The Manager and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Manager’s services, (ii) the investment performance of the Fund and the Manager, (iii) the fees and expenses of the Fund, including comparative expense information, (iv) the profitability of the Manager and its affiliates, including an analysis of the cost of providing services, (v) whether economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (vi) other benefits to the Manager from its relationship with the Fund. The Board was aware that there are alternatives to retaining the Manager.
     Outlined below is a summary of the principal information considered by the Board as well as the Board’s conclusions.
     Nature, Quality and Extent of Services. The Board considered information about the nature, quality and extent of the services provided to the Fund and information regarding the Manager’s key personnel who provide such services. The Manager’s duties include providing the Fund with the services of the portfolio managers and the Manager’s investment team, who provide research, analysis and other advisory services in regard to the Fund’s investments; securities trading services; oversight of third-party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund’s investment restrictions. The Manager is responsible for providing certain administrative services to the Fund as well. Those services include providing and supervising all administrative and clerical personnel who are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund’s operations; preparing and filing reports required by the Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by Federal and state securities laws for the sale of the Fund’s shares. The Manager also provides the Fund with office space, facilities and equipment.
80 | LIMITED TERM NEW YORK MUNICIPAL FUND

     The Board also considered the quality of the services provided and the quality of the Manager’s resources that are available to the Fund. The Board took account of the fact that the Manager has had over fifty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager’s advisory, administrative, accounting, legal and compliance services, and information the Board has received regarding the experience and professional qualifications of the Manager’s key personnel and the size and functions of its staff. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of Daniel Loughran, Scott Cottier, Troy Willis, Mark DeMitry, Marcus Franz, and Michael Camarella, the portfolio managers for the Fund, and the Manager’s investment team and analysts. The Board members also considered the totality of their experiences with the Manager as directors or trustees of the Fund and other funds advised by the Manager. The Board considered information regarding the quality of services provided by affiliates of the Manager, which its members have become knowledgeable about in connection with the renewal of the Fund’s service agreements. The Board concluded, in light of the Manager’s experience, reputation, personnel, operations and resources, that the Fund benefits from the services provided under the Agreement.
     Investment Performance of the Manager and the Fund. Throughout the year, the Manager provided information on the investment performance of the Fund and the Manager, including comparative performance information. The Board also reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund’s historical performance to relevant market indices and to the performance of other retail front-end load and no-load “other states” short/intermediate municipal debt funds. The Board noted that the Fund’s one-year, five-year and ten-year performance was better than its peer group median although its three-year performance was below its peer group median.
     Costs of Services by the Manager. The Board reviewed the fees paid to the Manager and the other expenses borne by the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund to the fees and services for other clients or accounts advised by the Manager. The independent consultant provided comparative data in regard to the fees and expenses of the Fund and other retail front-end load “other states” short/intermediate municipal debt and California short/intermediate municipal debt funds with comparable asset levels and distribution features. The Board noted that the Fund’s actual and contractual management fees and total expenses were lower than its peer group median and average.
81 | LIMITED TERM NEW YORK MUNICIPAL FUND

BOARD APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT Unaudited / Continued
     Economies of Scale and Profits Realized by the Manager. The Board considered information regarding the Manager’s costs in serving as the Fund’s investment adviser, including the costs associated with the personnel and systems necessary to manage the Fund, and information regarding the Manager’s profitability from its relationship with the Fund. The Board reviewed whether the Manager may realize economies of scale in managing and supporting the Fund. The Board noted that the Fund currently has management fee breakpoints, which are intended to share with Fund shareholders economies of scale that may exist as the Fund’s assets grow.
     Other Benefits to the Manager. In addition to considering the profits realized by the Manager, the Board considered information that was provided regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Fund, including compensation paid to the Manager’s affiliates. The Board also considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide quality services to the Fund.
     Conclusions. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and to the independent Trustees. Fund counsel and the independent Trustees’ counsel are independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.
     Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, decided to continue the Agreement through September 30, 2011. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the above information, and considered the terms and conditions of the Agreement, including the management fee, in light of all of the surrounding circumstances.
82 | LIMITED TERM NEW YORK MUNICIPAL FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities (“portfolio proxies”) held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund’s website at www.oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.
     The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Householding—Delivery of Shareholder Documents
This is to inform you about OppenheimerFunds’ “householding” policy. If more than one member of your household maintains an account in a particular fund, OppenheimerFunds will mail only one copy of the fund’s prospectus (or, if available, the fund’s summary prospectus), annual and semiannual report and privacy policy. The consolidation of these mailings, called householding, benefits your fund through reduced mailing expense, and benefits you by reducing the volume of mail you receive from OppenheimerFunds. Householding does not affect the delivery of your account statements.
     Please note that we will continue to household these mailings for as long as you remain an OppenheimerFunds shareholder, unless you request otherwise. If you prefer to receive multiple copies of these materials, please call us at 1.800.CALL-OPP (225-5677). You may also notify us in writing or via email. We will begin sending you individual copies of the prospectus (or, if available, the summary prospectus), reports and privacy policy within 30 days of receiving your request to stop householding.
83 | LIMITED TERM NEW YORK MUNICIPAL FUND

TRUSTEES AND OFFICERS Unaudited

Name, Position(s) Held with the	Principal Occupation(s) During the Past 5 Years; Other Trusteeships/Directorships
Fund, Length of Service, Age	Held; Number of Portfolios in the Fund Complex Currently Overseen
INDEPENDENT TRUSTEES	The address of each Trustee in the chart below is 6803 S. Tucson Way, Centennial, Colorado 80112-3924. Each Trustee serves for an indefinite term, or until his or her resignation, retirement, death or removal.

Brian F. Wruble, Chairman of the Board of Trustees (since 2007), Trustee (since 2001) Age: 67	Chairman (since August 2007) and Trustee (since August 1991) of the Board of Trustees of The Jackson Laboratory (non-profit); Director of Special Value Opportunities Fund, LLC (registered investment company) (affiliate of the Manager’s parent company) (since September 2004); Member of Zurich Financial Investment Management Advisory Council (insurance) (since 2004); Treasurer (since 2007) and Trustee of the Institute for Advanced Study (non-profit educational institute) (since May 1992); General Partner of Odyssey Partners, L.P. (hedge fund) (September 1995-December 2007); Special Limited Partner of Odyssey Investment Partners, LLC (private equity investment) (January 1999-September 2004). Oversees 59 portfolios in the OppenheimerFunds complex. Mr. Wruble has served on the Boards of certain Oppenheimer funds since April 2001, during which time he has become familiar with the Fund’s (and other Oppenheimer funds’) financial, accounting, regulatory and investment matters and has contributed to the Boards’ deliberations.

David K. Downes, Trustee (since 2005) Age: 70	Director of THL Credit Inc. (since June 2009); Independent Chairman GSK Employee Benefit Trust (since April 2006); Trustee of Employee Trusts (since January 2006); Chief Executive Officer and Board Member of Community Capital Management (investment management company) (since January 2004); President of The Community Reinvestment Act Qualified Investment Fund (investment management company) (since 2004); Director of Internet Capital Group (information technology company) (since October 2003); Director of Correctnet (January 2006-2007); Independent Chairman of the Board of Trustees of Quaker Investment Trust (registered investment company) (2004-2007); Chief Operating Officer and Chief Financial Officer of Lincoln National Investment Companies, Inc. (subsidiary of Lincoln National Corporation, a publicly traded company) and Delaware Investments U.S., Inc. (investment management subsidiary of Lincoln National Corporation) (1993-2003); President, Chief Executive Officer and Trustee of Delaware Investment Family of Funds (1993-2003); President and Board Member of Lincoln National Convertible Securities Funds, Inc. and the Lincoln National Income Funds, TDC (1993-2003); Chairman and Chief Executive Officer of Retirement Financial Services, Inc. (registered transfer agent and investment adviser and subsidiary of Delaware Investments U.S., Inc.) (1993-2003); President and Chief Executive Officer of Delaware Service Company, Inc. (1995-2003); Chief Administrative Officer, Chief Financial Officer, Vice Chairman and Director of Equitable Capital Management Corporation (investment subsidiary of Equitable Life Assurance Society) (1985-1992); Corporate Controller of Merrill Lynch Company (financial services holding company) (1977-1985); held the following positions at the Colonial Penn Group, Inc. (insurance company): Corporate Budget Director (1974-1977), Assistant Treasurer (1972-1974) and Director of Corporate Taxes (1969-1972); held the following positions at Price Waterhouse Company (financial services firm): Tax Manager (1967-1969), Tax Senior (1965-1967) and Staff Accountant (1963-1965); United States Marine Corps (1957-1959). Oversees 59 portfolios in the OppenheimerFunds complex. Mr. Downes has served on the Boards of certain Oppenheimer funds since December 2005, during which time he has become familiar with the Fund’s (and other Oppenheimer funds’) financial, accounting, regulatory and investment matters and has contributed to the Boards’ deliberations.
84 | LIMITED TERM NEW YORK MUNICIPAL FUND

Name, Position(s) Held with the	Principal Occupation(s) During the Past 5 Years; Other Trusteeships/Directorships
Fund, Length of Service, Age	Held; Number of Portfolios in the Fund Complex Currently Overseen
Matthew P. Fink, Trustee (since 2009) Age: 69	Trustee of the Committee for Economic Development (policy research foundation) (since 2005); Director of ICI Education Foundation (education foundation) (October 1991-August 2006); President of the Investment Company Institute (trade association) (October 1991-June 2004); Director of ICI Mutual Insurance Company (insurance company) (October 1991-June 2004). Oversees 59 portfolios in the OppenheimerFunds complex. Mr. Fink has served on the Boards of certain Oppenheimer funds since January 2005, during which time he has become familiar with the Fund’s (and other Oppenheimer funds’) financial, accounting, regulatory and investment matters and has contributed to the Boards’ deliberations.

Phillip A. Griffiths, Trustee (since 2009) Age: 72	Fellow of the Carnegie Corporation (since 2007); Distinguished Presidential Fellow for International Affairs (since 2002) and Member (since 1979) of the National Academy of Sciences; Council on Foreign Relations (since 2002); Director of GSI Lumonics Inc. (precision technology products company) (since 2001); Senior Advisor of The Andrew W. Mellon Foundation (since 2001); Chair of Science Initiative Group (since 1999); Member of the American Philosophical Society (since 1996); Trustee of Woodward Academy (since 1983); Foreign Associate of Third World Academy of Sciences (since 2002); Director of the Institute for Advanced Study (1991-2004); Director of Bankers Trust New York Corporation (1994-1999); Provost at Duke University (1983-1991). Oversees 59 portfolios in the OppenheimerFunds complex. Mr. Griffiths has served on the Boards of certain Oppenheimer funds since June 1999, during which time he has become familiar with the Fund’s (and other Oppenheimer funds’) financial, accounting, regulatory and investment matters and has contributed to the Boards’ deliberations.

Mary F. Miller, Trustee (since 2009) Age: 68	Trustee of International House (not-for-profit) (since June 2007); Trustee of the American Symphony Orchestra (not-for-profit) (since October 1998); and Senior Vice President and General Auditor of American Express Company (financial services company) (July 1998-February 2003). Oversees 59 portfolios in the OppenheimerFunds complex. Ms. Miller has served on the Boards of certain Oppenheimer funds since August 2004, during which time she has become familiar with the Fund’s (and other Oppenheimer funds’) financial, accounting, regulatory and investment matters and has contributed to the Boards’ deliberations.

Joel W. Motley, Trustee (since 2009) Age: 58	Managing Director of Public Capital Advisors, LLC (privately-held financial advisor) (since January 2006); Managing Director of Carmona Motley, Inc. (privately-held financial advisor) (since January 2002); Director of Columbia Equity Financial Corp. (privately-held financial advisor) (2002-2007); Managing Director of Carmona Motley Hoffman Inc. (privately-held financial advisor) (January 1998-December 2001); Member of the Finance and Budget Committee of the Council on Foreign Relations, Chairman of the Investment Committee of the Episcopal Church of America, Member of the Investment Committee and Board of Human Rights Watch and Member of the Investment Committee and Board of Historic Hudson Valley. Oversees 59 portfolios in the OppenheimerFunds complex. Mr. Motley has served on the Boards of certain Oppenheimer funds since October 2002, during which time he has become familiar with the Fund’s (and other Oppenheimer funds’) financial, accounting, regulatory and investment matters and has contributed to the Boards’ deliberations.

Mary Ann Tynan, Trustee (since 2009) Age: 65	Vice Chair of Board of Trustees of Brigham and Women’s/Faulkner Hospitals (non-profit hospital) (since 2000); Chair of Board of Directors of Faulkner Hospital (non-profit hospital) (since 1990); Member of Audit and Compliance Committee of Partners Health Care System (non-profit) (since 2004); Board of Trustees of Middlesex School (educational institution) (since 1994); Board of Directors of Idealswork, Inc. (financial services provider) (since 2003); Partner, Senior Vice President and Director of Regulatory Affairs of Wellington Management Company,
85 | LIMITED TERM NEW YORK MUNICIPAL FUND

TRUSTEES AND OFFICERS Unaudited / Continued

Name, Position(s) Held with the	Principal Occupation(s) During the Past 5 Years; Other Trusteeships/Directorships
Fund, Length of Service, Age	Held; Number of Portfolios in the Fund Complex Currently Overseen
Mary Ann Tynan, Continued	LLP (global investment manager) (1976-2002); Vice President and Corporate Secretary, John Hancock Advisers, Inc. (mutual fund investment adviser) (1970-1976). Oversees 59 portfolios in the OppenheimerFunds complex. Ms. Tynan has served on the Boards of certain Oppenheimer funds since October 2008, during which time she has become familiar with the Fund’s (and other Oppenheimer funds’) financial, accounting, regulatory and investment matters and has contributed to the Boards’ deliberations.

Joseph M. Wikler, Trustee (since 2009) Age: 69	Director of C-TASC (bio-statistics services) (since 2007); Director of the following medical device companies: Medintec (since 1992) and Cathco (since 1996); Member of the Investment Committee of the Associated Jewish Charities of Baltimore (since 1994); Director of Lakes Environmental Association (environmental protection organization) (1996-2008); Director of Fortis/Hartford mutual funds (1994-December 2001). Oversees 59 portfolios in the OppenheimerFunds complex. Mr. Wikler has served on the Boards of certain Oppenheimer funds since August 2005, during which time he has become familiar with the Fund’s (and other Oppenheimer funds’) financial, accounting, regulatory and investment matters and has contributed to the Boards’ deliberations.

Peter I. Wold, Trustee (since 2009) Age: 62	Director of Arch Coal, Inc. (since 2010); Director and Chairman of Wyoming Enhanced Oil Recovery Institute Commission (enhanced oil recovery study) (since 2004); President of Wold Oil Properties, Inc. (oil and gas exploration and production company) (since 1994); Vice President of American Talc Company, Inc. (talc mining and milling) (since 1999); Managing Member of Hole-in-the-Wall Ranch (cattle ranching) (since 1979); Director and Chairman of the Denver Branch of the Federal Reserve Bank of Kansas City (1993-1999); and Director of PacifiCorp. (electric utility) (1995-1999). Oversees 59 portfolios in the OppenheimerFunds complex. Mr. Wold has served on the Boards of certain Oppenheimer funds since August 2005, during which time he has become familiar with the Fund’s (and other Oppenheimer funds’) financial, accounting, regulatory and investment matters and has contributed to the Boards’ deliberations.

INTERESTED TRUSTEE AND OFFICER	The address of Mr. Glavin is Two World Financial Center, 225 Liberty Street, 11th Floor, New York, New York 10281-1008. Mr. Glavin serves as a Trustee for an indefinite term, or until his resignation, retirement, death or removal and as an Officer for an indefinite term, or until his resignation, retirement, death or removal. Mr. Glavin is an Interested Trustee due to his positions with OppenheimerFunds, Inc. and its affiliates.

William F. Glavin, Jr., Trustee, President and Principal Executive Officer (since 2009) Age: 52	Chairman of the Manager (since December 2009); Chief Executive Officer and Director of the Manager (since January 2009); President of the Manager (since May 2009); Director of Oppenheimer Acquisition Corp. (“OAC”) (the Manager’s parent holding company) (since June 2009); Executive Vice President (March 2006-February 2009) and Chief Operating Officer (July 2007-February 2009) of Massachusetts Mutual Life Insurance Company (OAC’s parent company); Director (May 2004-March 2006) and Chief Operating Officer and Chief Compliance Officer (May 2004-January 2005), President (January 2005-March 2006) and Chief Executive Officer (June 2005-March 2006) of Babson Capital Management LLC; Director (March 2005-March 2006), President (May 2003- March 2006) and Chief Compliance Officer (July 2005-March 2006) of Babson Capital Securities, Inc. (a broker-dealer); President (May 2003-March 2006) of Babson Investment Company, Inc.; Director (May 2004-August 2006) of Babson Capital Europe Limited; Director (May 2004-October 2006) of Babson Capital Guernsey Limited; Director (May 2004-March 2006) of Babson Capital Management LLC; Non-Executive Director (March 2005-March 2007) of Baring Asset Management Limited; Director (February 2005-June 2006) Baring Pension
86 | LIMITED TERM NEW YORK MUNICIPAL FUND

Name, Position(s) Held with the	Principal Occupation(s) During the Past 5 Years; Other Trusteeships/Directorships
Fund, Length of Service, Age	Held; Number of Portfolios in the Fund Complex Currently Overseen
William F. Glavin, Jr., Continued	Trustees Limited; Director and Treasurer (December 2003-November 2006) of Charter Oak Capital Management, Inc.; Director (May 2006-September 2006) of C.M. Benefit Insurance Company; Director (May 2008-June 2009) and Executive Vice President (June 2007-July 2009) of C.M. Life Insurance Company; President (March 2006-May 2007) of MassMutual Assignment Company; Director (January 2005-December 2006), Deputy Chairman (March 2005-December 2006) and President (February 2005-March 2005) of MassMutual Holdings (Bermuda) Limited; Director (May 2008-June 2009) and Executive Vice President (June 2007- July 2009) of MML Bay State Life Insurance Company; Chief Executive Officer and President (April 2007-January 2009) of MML Distributors, LLC; and Chairman (March 2006-December 2008) and Chief Executive Officer (May 2007- December 2008) of MML Investors Services, Inc. Oversees 66 portfolios as a Trustee/Director and 96 portfolios as an officer in the OppenheimerFunds complex. Mr. Glavin has served on the Boards of certain Oppenheimer funds since 2009, during which time he has become familiar with the Fund’s (and other Oppenheimer funds’) financial, accounting, regulatory and investment matters and has contributed to the Boards’ deliberations.

OTHER OFFICERS OF THE FUND	The addresses of the Officers in the chart below are as follows: for Messrs. Zack and Keffer, Two World Financial Center, 225 Liberty Street, New York, New York 10281-1008, for Messrs. Vandehey and Wixted, 6803 S. Tucson Way, Centennial, Colorado 80112-3924, for Messrs. Loughran, Cottier, Willis, DeMitry, Camarella, and Stein, 350 Linden Oaks, Rochester, New York 14625. Each Officer serves for an indefinite term or until his or her resignation, retirement, death or removal.

Daniel G. Loughran, Vice President (since 2005) and Senior Portfolio Manager (since 2000) Age: 47	Senior Vice President of the Manager (since August 2007); Vice President of the Manager (April 2001-July 2007) and a Portfolio Manager with the Manager (1999-2005). Team leader, a Senior Portfolio Manager, an officer and a trader for the Fund and other Oppenheimer funds.

Scott S. Cottier, Vice President (since 2005) and Senior Portfolio Manager (since 2002) Age: 39	Vice President of the Manager (since September 2002). Portfolio Manager and trader at Victory Capital Management (from 1999 to 2002). Senior Portfolio Manager, an officer and a trader for the Fund and other Oppenheimer funds.

Troy E. Willis, Vice President and Senior Portfolio Manager (since 2005) Age: 38	Vice President of the Manager (since July 2009); Assistant Vice President of the Manager (July 2005-June 2009). Portfolio Manager of the Manager (June 2003- December 2005). Corporate Attorney for Southern Resource Group (1999-2003). Senior Portfolio Manager, an officer and a trader for the Fund and other Oppenheimer funds.

Mark R. DeMitry, Vice President (since 2009) and Senior Portfolio Manager (since 2009) Age: 34	Vice President of the Manager (since July 2009); Associate Portfolio Manager of the Fund (October 2006-June 2009). Research analyst of the Manager (June 2003- September 2006) and a credit analyst of the Manager (July 2001-May 2003). Senior Portfolio Manager, an officer and a trader for the Fund and other Oppenheimer funds.

Michael L. Camarella, Vice President (since 2009) and Associate Portfolio Manager (since 2008) Age: 34	Assistant Vice President of the Manager (since July 2009). Research analyst of the Manager (April 2006-December 2007) and a credit analyst of the Manager (June 2003-March 2006). Associate Portfolio Manager, an officer and a trader for the Fund and other Oppenheimer funds.
87 | LIMITED TERM NEW YORK MUNICIPAL FUND

TRUSTEES AND OFFICERS Unaudited / Continued

Name, Position(s) Held with the	Principal Occupation(s) During the Past 5 Years; Other Trusteeships/Directorships
Fund, Length of Service, Age	Held; Number of Portfolios in the Fund Complex Currently Overseen
Richard Stein, Vice President (since 2007) Age: 53	Director of the Rochester Credit Analysis team (since March 2004) and a Vice President of the Manager (since November 1997); headed Rochester’s Credit Analysis team (since May 1993).

Thomas W. Keffer, Vice President and Chief Business Officer (since 2009) Age: 55	Senior Vice President of the Manager (since March 1997); Director of Investment Brand Management of the Manager (since November 1997); Senior Vice President of OppenheimerFunds Distributor, Inc. (since December 1997). An officer of 96 portfolios in the OppenheimerFunds complex.

Mark S. Vandehey, Vice President and Chief Compliance Officer (since 2004) Age: 60	Senior Vice President and Chief Compliance Officer of the Manager (since March 2004); Chief Compliance Officer of OppenheimerFunds Distributor, Inc., Centennial Asset Management and Shareholder Services, Inc. (since March 2004); Vice President of OppenheimerFunds Distributor, Inc., Centennial Asset Management Corporation and Shareholder Services, Inc. (since June 1983). An officer of 96 portfolios in the OppenheimerFunds complex.

Brian W. Wixted, Treasurer and Principal Financial & Accounting Officer (since 1999) Age: 51	Senior Vice President of the Manager (since March 1999); Treasurer of the Manager and the following: HarbourView Asset Management Corporation, Shareholder Financial Services, Inc., Shareholder Services, Inc., Oppenheimer Real Asset Management, Inc. and Oppenheimer Partnership Holdings, Inc. (March 1999-June 2008), OFI Private Investments, Inc. (March 2000-June 2008), OppenheimerFunds International Ltd. and OppenheimerFunds plc (since May 2000), OFI Institutional Asset Management, Inc. (since November 2000), and OppenheimerFunds Legacy Program (charitable trust program established by the Manager) (since June 2003); Treasurer and Chief Financial Officer of OFI Trust Company (trust company subsidiary of the Manager) (since May 2000); Assistant Treasurer of OAC (March 1999-June 2008). An officer of 96 portfolios in the OppenheimerFunds complex.

Robert G. Zack, Secretary (since 2001) Age: 62	Executive Vice President (since January 2004) and General Counsel-Corporate (since March 2002) of the Manager; General Counsel of the Distributor (since December 2001); General Counsel of Centennial Asset Management Corporation (since December 2001); Senior Vice President and General Counsel of HarbourView Asset Management Corporation (since December 2001); Secretary and General Counsel of OAC (since November 2001); Assistant Secretary (since September 1997) and Director (since November 2001) of OppenheimerFunds International Ltd. and OppenheimerFunds plc; Vice President and Director of Oppenheimer Partnership Holdings, Inc. (since December 2002); Director of Oppenheimer Real Asset Management, Inc. (since November 2001); Senior Vice President, General Counsel and Director of Shareholder Financial Services, Inc. and Shareholder Services, Inc. (since December 2001); Senior Vice President, General Counsel and Director of OFI Private Investments, Inc. and OFI Trust Company (since November 2001); Vice President of OppenheimerFunds Legacy Program (since June 2003); Senior Vice President and General Counsel of OFI Institutional Asset Management, Inc. (since November 2001). An officer of 96 portfolios in the OppenheimerFunds complex.
The Fund’s Statement of Additional Information contains additional information about the Fund’s Trustees and Officers and is available without charge, upon request, by calling 1.800.525.7048.
88 | LIMITED TERM NEW YORK MUNICIPAL FUND

LIMITED TERM NEW YORK MUNICIPAL FUND
A Series of Rochester Portfolio Series

Manager	OppenheimerFunds, Inc.

Distributor	OppenheimerFunds Distributor, Inc.

Transfer and Shareholder Servicing Agent	OppenheimerFunds Services

Independent Registered Public Accounting Firm	KPMG llp

Legal Counsel	Kramer Levin Naftalis & Frankel LLP
©2011 OppenheimerFunds, Inc. All rights reserved.
89 | LIMITED TERM NEW YORK MUNICIPAL FUND

PRIVACY POLICY NOTICE
As an Oppenheimer fund shareholder, you are entitled to know how we protect your personal information and how we limit its disclosure.
Information Sources
We obtain nonpublic personal information about our shareholders from the following sources:
•	Applications or other forms

•	When you create a user ID and password for online account access

•	When you enroll in eDocs Direct, our electronic document delivery service

•	Your transactions with us, our affiliates or others

•	A software program on our website, often referred to as a “cookie,” which indicates which parts of our site you’ve visited

•	When you set up challenge questions to reset your password online
If you visit www.oppenheimerfunds.com and do not log on to the secure account information areas, we do not obtain any personal information about you. When you do log on to a secure area, we do obtain your user ID and password to identify you. We also use this information to provide you with products and services you have requested, to inform you about products and services that you may be interested in and assist you in other ways.
We do not collect personal information through our website unless you willingly provide it to us, either directly by email or in those areas of the website that request information. In order to update your personal information (including your mailing address, email address and phone number) you must first log on and visit your user profile.
If you have set your browser to warn you before accepting cookies, you will receive the warning message with each cookie. You can refuse cookies by turning them off in your browser. However, doing so may limit your access to certain sections of our website.
We use cookies to help us improve and manage our website. For example, cookies help us recognize new versus repeat visitors to the site, track the pages visited, and enable some special features on the website. This data helps us provide a better service for our website visitors.
Protection of Information
We do not disclose any non-public personal information (such as names on a customer list) about current or former customers to anyone, except as permitted by law.
Disclosure of Information
We send your financial advisor (as designated by you) copies of confirmations, account statements and other documents reporting activity in your fund accounts. We may also use details about you and your investments to help us, our financial service affiliates, or firms that jointly market their financial products and services with ours, to better serve your investment needs or suggest financial services or educational material that may be of interest to you. If this requires us to provide you with an opportunity to “opt in” or “opt out” of such information sharing with a firm not affiliated with us, you will receive notification on how to do so, before any such sharing takes place.
Right of Refusal
We will not disclose your personal information to unaffiliated third parties (except as permitted by law), unless we first offer you a reasonable opportunity to refuse or “opt out” of such disclosure.
90 | LIMITED TERM NEW YORK MUNICIPAL FUND

Internet Security and Encryption
In general, the email services provided by our website are encrypted and provide a secure and private means of communication with us. To protect your own privacy, confidential and/or personal information should only be communicated via email when you are advised that you are using a secure website.
As a security measure, we do not include personal or account information in non-secure emails, and we advise you not to send such information to us in non-secure emails. Instead, you may take advantage of the secure features of our website to encrypt your email correspondence. To do this, you will need to use a browser that supports Secure Sockets Layer (SSL) protocol.
We do not guarantee or warrant that any part of our website, including files available for download, are free of viruses or other harmful code. It is your responsibility to take appropriate precautions, such as use of an anti-virus software package, to protect your computer hardware and software.
•	All transactions, including redemptions, exchanges and purchases, are secured by SSL and 128-bit encryption. SSL is used to establish a secure connection between your PC and OppenheimerFunds’ server. It transmits information in an encrypted and scrambled format.

•	Encryption is achieved through an electronic scrambling technology that uses a “key” to code and then decode the data. Encryption acts like the cable converter box you may have on your television set. It scrambles data with a secret code so that no one can make sense of it while it is being transmitted. When the data reaches its destination, the same software unscrambles the data.

•	You can exit the secure area by either closing your browser, or for added security, you can use the Log Out button before you close your browser.
Other Security Measures
We maintain physical, electronic and procedural safeguards to protect your personal account information. Our employees and agents have access to that information only so that they may offer you products or provide services, for example, when responding to your account questions.
How You Can Help
You can also do your part to keep your account information private and to prevent unauthorized transactions. If you obtain a user ID and password for your account, do not allow it to be used by anyone else. Also, take special precautions when accessing your account on a computer used by others.
Who We Are
This joint notice describes the privacy policies of the Oppenheimer funds, OppenheimerFunds Distributor, Inc., the trustee of OppenheimerFunds Individual Retirement Accounts (IRAs) and the custodian of the OppenheimerFunds 403(b)(7) tax sheltered custodial accounts. It applies to all Oppenheimer fund accounts you presently have, or may open in the future, using your Social Security number—whether or not you remain a shareholder of our funds. This notice was last updated January 16, 2004. In the event it is updated or changed, we will post an updated notice on our website at www.oppenheimerfunds.com. If you have any questions about these privacy policies, write to us at P.O. Box 5270, Denver, CO 80217-5270, email us by clicking on the Contact Us section of our website at www.oppenheimerfunds.com or call us at 1.800.525.7048.
91 | LIMITED TERM NEW YORK MUNICIPAL FUND

Item 2. Code of Ethics.
The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.
Item 3. Audit Committee Financial Expert.
The Board of Trustees of the registrant has determined that David Downes, the Board’s Audit Committee Chairman, is an audit committee financial expert and that Mr. Downes is “independent” for purposes of this Item 3.
Item 4. Principal Accountant Fees and Services.
(a)	Audit Fees
The principal accountant for the audit of the registrant’s annual financial statements billed $43,800 in fiscal 2010 and $50,500 in fiscal 2009.
(b)	Audit-Related Fees
The principal accountant for the audit of the registrant’s annual financial statements billed $2,895 in fiscal 2010 and $2,632 fiscal 2009.
The principal accountant for the audit of the registrant’s annual financial statements billed $342,900 in fiscal 2010 and $269,540 in fiscal 2009 to the registrant’s investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.
Such services include: internal control reviews and professional services for the capital accumulation plan, FIN 45 and FAS 157.
(c)	Tax Fees
The principal accountant for the audit of the registrant’s annual financial statements billed $7,000 in fiscal 2010 and $8,500 in fiscal 2009.
The principal accountant for the audit of the registrant’s annual financial statements billed no such fees to the registrant during the last two fiscal years to the registrant’s investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

Such services include: tax compliance, tax planning and tax advice. Tax compliance generally involves preparation of original and amended tax returns, claims for a refund and tax payment-planning services. Tax planning and tax advice includes assistance with tax audits and appeals, tax advice related to mergers and acquisitions and requests for rulings or technical advice from taxing authorities.
(d)	All Other Fees
The principal accountant for the audit of the registrant’s annual financial statements billed no such fees during the last two fiscal years.
The principal accountant for the audit of the registrant’s annual financial statements billed no such fees during the last two fiscal years to the registrant’s investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.
(e)	(1) During its regularly scheduled periodic meetings, the registrant’s audit committee will pre-approve all audit, audit-related, tax and other services to be provided by the principal accountants of the registrant.

The audit committee has delegated pre-approval authority to its Chairman for any subsequent new engagements that arise between regularly scheduled meeting dates provided that any fees such pre-approved are presented to the audit committee at its next regularly scheduled meeting.

Under applicable laws, pre-approval of non-audit services maybe waived provided that: 1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of fees paid by the registrant to it principal accountant during the fiscal year in which services are provided 2) such services were not recognized by the registrant at the time of engagement as non-audit services and 3) such services are promptly brought to the attention of the audit committee of the registrant and approved prior to the completion of the audit.

(2) 100%

(f)	Not applicable as less than 50%.

(g)	The principal accountant for the audit of the registrant’s annual financial statements billed $352,795 in fiscal 2010 and $280,672 in fiscal 2009 to the registrant and the registrant’s investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant related to non-audit fees. Those billings did not include any prohibited non-audit services as defined by the Securities Exchange Act of 1934.

The registrant’s audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence. No such services were rendered.
Item 5. Audit Committee of Listed Registrants
Not applicable.
Item 6. Schedule of Investments.
a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.
b) Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
The Fund’s Governance Committee Provisions with Respect to Nominations of Directors/Trustees to the Respective Boards
1.	The Fund’s Governance Committee (the “Committee”) will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds’ investment manager and its affiliates in making the selection.

2.	The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual’s background, skills, and experience; whether the individual is an “interested person” as defined in the Investment Company Act of 1940; and whether the individual would be deemed an “audit committee financial expert” within the meaning of applicable SEC rules. The Committee also considers whether the individual’s background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3.	The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:
•	the name, address, and business, educational, and/or other pertinent background of the person being recommended;

•	a statement concerning whether the person is an “interested person” as defined in the Investment Company Act of 1940;

•	any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

•	the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.
The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4.	Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds’ investment adviser) would be deemed an “interested person” under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds’ outside legal counsel may cause a person to be deemed an “interested person.”

5.	Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.
Item 11. Controls and Procedures.
Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 12/31/2010, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.
There have been no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)	(1) Exhibit attached hereto.

(2)	Exhibits attached hereto.

(3)	Not applicable.

(b)	Exhibit attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Rochester Portfolio Series

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer
 Date: 02/08/2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer
 Date: 02/08/2011

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer
 Date: 02/08/2011